UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-07250

BlackRock Broad Investment Grade 2009 Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Broad Investment Grade 2009 Term Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2005 (Unaudited)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2005

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2005.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.63%	$16.00	$15.27

BlackRock Core Bond Trust (BHK)	7.62	13.78	14.82

BlackRock High Yield Trust (BHY)	8.86	9.25	7.51

BlackRock Income Opportunity Trust (BNA)	7.63	11.01	11.86

BlackRock Income Trust Inc. (BKT)	8.39	7.30	6.76

BlackRock Limited Duration Income Trust (BLW)	7.68	18.24	19.29

BlackRock Strategic Bond Trust (BHD)	9.62	14.34	14.06

[1]	Yield is based on market price.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of March 31, 2005, BlackRock managed $263 billion in fixed income, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited) APRIL 30, 2005
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Closing Market Price as of 4/30/05:	$16.00

Net Asset Value as of 4/30/05:	$15.27

Yield on Closing Market Price as of 4/30/05 ($16.00):[1]	5.63%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$16.00	$15.80	1.27%	$16.38	$15.15

NAV	$15.27	$15.98	(4.44)%	$15.95	$15.14

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2005	October 31, 2004

U.S. Government and Agency Securities	43%	63%

Corporate Bonds	17	6

Agency Multiple Class Mortgage Pass-Throughs	16	13

Interest Only Mortgage-Backed Securities	8	7

Taxable Municipal Bonds	8	5

Inverse Floating Rate Mortgages	5	4

Principal Only Mortgage-Backed Securities	1	–

Mortgage Pass-Throughs	1	1

Commercial Mortgage-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	7%	—%

AA/Aa	54	42

A	23	43

BBB/Baa	15	13

CCC/Caa	1	2

[3]

Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 15.1% and 8.7% of net assets on April 30, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES (unaudited) APRIL 30, 2005
BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 4/30/05:	$13.78

Net Asset Value as of 4/30/05:	$14.82

Yield on Closing Market Price as of 4/30/05 ($13.78):[1]	7.62%

Current Monthly Distribution per Share:[2]	$0.0875

Current Annualized Distribution per Share:[2]	$1.0500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$13.78	$14.02	(1.71)%	$14.28	$13.06

NAV	$14.82	$15.22	(2.63)%	$15.36	$14.65

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2005	October 31, 2004

Corporate Bonds	42%	45%

U.S. Government and Agency Securities	34	27

Mortgage Pass-Throughs	10	15

Commercial Mortgage-Backed Securities	4	2

Agency Multiple Class Mortgage Pass-Through Securities	4	—

Foreign Government Bonds	2	7

Interest Only Mortgage-Backed Securities	2	2

Collateralized Mortgage Obligations	1	1

Asset-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	6%	4%

AA/Aa	25	21

A	14	26

BBB/Baa	19	19

BB/Ba	8	7

B	20	18

CCC/Caa	4	2

Not Rated	4	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 60.0% and 61.3% of net assets on April 30, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 4/30/05:	$9.25

Net Asset Value as of 4/30/05:	$7.51

Yield on Closing Market Price as of 4/30/05 ($9.25):[1]	8.86%

Current Monthly Distribution per Share:[2]	$0.068333

Current Annualized Distribution per Share:[2]	$0.819996

[1]	Yield on closing market price is calculated by dividing the annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$9.25	$9.30	(0.54)%	$10.35	$8.92

NAV	$7.51	$7.95	(5.53)%	$8.15	$7.51

The following charts show the porfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	April 30, 2005	October 31, 2004

Energy	19%	19%

Financial Institutions	11	15

Media	10	9

Basic Materials	10	14

Telecommunications	9	11

Consumer Products	7	5

Industrials	5	4

Aerospace & Defense	5	2

Health Care	5	4

Technology	4	2

Transportation	4	4

Automotive	3	2

Entertainment & Leisure	3	3

Containers & Packaging	2	2

Building & Development	2	2

Ecological Services & Equipment	1	1

Real Estate	—	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2005	October 31, 2004

BBB/Baa	1%	2%

BB/Ba	31	31

B	55	54

CCC/Caa	12	11

CC/Ca	—	1

Not Rated	1	1

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 134.5% and 133.8% of net assets on April 30, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 4/30/05:	$11.01

Net Asset Value as of 4/30/05:	$11.86

Yield on Closing Market Price as of 4/30/05 ($11.01):[1]	7.63%

Current Monthly Distribution per Share:[2]	$0.07

Current Annualized Distribution per Share:[2]	$0.84

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$11.01	$11.38	(3.25)%	$11.42	$10.45

NAV	$11.86	$12.38	(4.20)%	$12.37	$11.67

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2005	October 31, 2004

Corporate Bonds	39%	46%

U.S. Government and Agency Securities	36	33

Mortgage Pass-Through Securities	12	14

Agency Multiple Class Mortgage Pass-Through Securities	3	1

Commercial Mortgage-Backed Securities	2	—

Non-Agency Multiple Class Mortgage Pass-Through Securities	2	2

Interest Only Mortgage-Backed Securities	2	2

Interest Only Asset-Backed Securities	1	1

Foreign Government Bonds	1	—

Federal Housing Administration	1	1

Adjustable Rate Mortgage Securities	1	—

Corporate Credit Breakdown3

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	9%	6%

AA/Aa	18	18

A	11	21

BBB/Baa	24	27

BB/Ba	11	9

B	21	15

CCC/Caa	4	2

Not Rated	2	2

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 56.2% and 59.6% of net assets on April 30, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 4/30/05:	$7.30

Net Asset Value as of 4/30/05:	$6.76

Yield on Closing Market Price as of 4/30/05 ($7.30):[1]	8.39%

Current Monthly Distribution per Share:[2]	$0.051042

Current Annualized Distribution per Share:[2]	$0.612504

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$7.30	$7.50	(2.67)%	$7.68	$6.96

NAV	$6.76	$6.95	(2.73)%	$6.95	$6.73

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2005	October 31, 2004

U.S. Government and Agency Securities	29%	32%

Mortgage Pass-Through Securities	22	23

Agency Multiple Class Mortgage Pass-Through Securities	18	12

Interest Only Mortgage-Backed Securities	12	10

Principal Only Mortgage-Backed Securities	6	6

Collateralized Mortgage Obligations	4	10

Non-Agency Multiple Class Mortgage Pass-Through Securities	2	—

Federal Housing Administration	2	2

Inverse Floating Rate Mortgage Securities	2	2

Interest Only Asset-Backed Securities	1	1

Commercial Mortgage-Backed Securities	1	2

Corporate Bonds	1	—

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 4/30/05:	$18.24

Net Asset Value as of 4/30/05:	$19.29

Yield on Closing Market Price as of 4/30/05 ($18.24):[1]	7.68%

Current Monthly Distribution per Share:[2]	$0.1167

Current Annualized Distribution per Share:[2]	$1.4004

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$18.24	$19.95	(8.57)%	$20.42	$17.50

NAV	$19.29	$20.13	(4.17)%	$20.20	$19.29

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2005	October 31, 2004

Corporate Bonds	43%	43%

Bank Loans	31	31

Mortgage Pass-Throughs	15	16

U.S. Government and Agency Securities	4	4

Asset-Backed Securities	2	1

Foreign Government Bonds	2	2

Collateralized Mortgage Obligation Securities	2	2

Interest Only Asset-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2005	October 31, 2004

A	3%	5%

BBB/Baa	10	12

BB/Ba	27	28

B	50	50

CCC/Caa	5	2

Not Rated	5	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 64.4% and 58.2% of net assets on April 30, 2005 and October 31, 2004, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 4/30/05:	$14.34

Net Asset Value as of 4/30/05:	$14.06

Yield on Closing Market Price as of 4/30/05 ($14.34):[1]	9.62%

Current Monthly Distribution per Share:[2]	$0.115

Current Annualized Distribution per Share:[2]	$1.380

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.34	$16.70	(14.13)%	$17.75	$13.38

NAV	$14.06	$15.10	(6.89)%	$15.14	$14.06

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	April 30, 2005	October 31, 2004

Financial Institutions	16%	17%

Energy	13	13

Media	12	13

Telecommunications	9	7

Basic Materials	6	6

Consumer Products	6	5

Health Care	6	7

Industrials	6	—

Aerospace & Defense	5	4

Building & Development	3	3

Technology	3	3

Entertainment & Leisure	3	3

Automotive	3	10

Real Estate	2	2

Containers & Packaging	2	1

Transportation	2	1

Ecological Services & Equipment	2	3

Conglomerates	1	2

Corporate Credit Breakdown3

Credit Rating	April 30, 2005	October 31, 2004

AAA/Aaa	3%	4%

AA/Aa	7	10

A	10	10

BBB/Baa	18	17

BB/Ba	12	11

B	40	40

CCC/Caa	7	5

Not Rated	3	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 136.3% and 106.5% of net assets on April 30, 2005 and October 31, 2004, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Rating[1]	Principal Amount (000)	Description	Value

		LONG-TERM INVESTMENTS—90.3%
		Mortgage Pass-Through Securities—1.2%
		Federal National Mortgage Assoc.,
	$527	5.50%, 1/01/17-2/01/17	$539,988
	16	6.50%, 7/01/29	16,854

		Total Mortgage Pass-Through Securities	556,842

		Agency Multiple Class Mortgage Pass-Through Securities—14.4%
		Federal Home Loan Mortgage Corp.,
	2,168	Ser. 1510, Class G, 7.05%, 5/15/13	2,261,593
	32	Ser. 1512, Class H, 6.50%, 2/15/08	31,761
	369	Ser. 1534, Class IG, 5.00%, 2/15/10	369,195
	2,000	Ser. 1598, Class J, 6.50%, 10/15/08	2,088,860
		Federal National Mortgage Assoc.,
	79	Ser. 13, Class SJ, 8.75%, 2/25/09	80,079
	51	Ser. 43, Class E, 7.50%, 4/25/22	52,898
	1,000	Ser. 49, Class H, 7.00%, 4/25/13	1,060,230
	281	Ser. 214, Class SK, 10.00%, 12/25/08	303,031
	234	Government National Mortgage Assoc., Remic Trust 2000, Class 16, 3.13%, 12/16/27	234,939

		Total Agency Multiple Class Mortgage Pass-Through Securities	6,482,586

		Inverse Floating Rate Mortgage Securities—4.2%
AAA	255	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 15.30%, 11/25/23	255,525
		Federal Home Loan Mortgage Corp.,
	330	Ser. 1425, Class SB, 15.894%, 12/15/07	362,442
	58	Ser. 1506, Class S, 15.492%, 5/15/08	63,011
	106	Ser. 1515, Class S, 15.663%, 5/15/08	117,395
	68	Ser. 1618, Class SA, 8.25%, 11/15/08	67,846
	5	Ser. 1621, Class SH, 9.344%, 11/15/22	4,645
	62	Ser. 1661, Class SB, 15.545%, 1/15/09	67,709
	218	Ser. 1688, Class S, 9.669%, 12/15/13	225,723
		Federal National Mortgage Assoc.,
	208	Ser. 187, Class SB, 18.527%, 10/25/07	229,979
	107	Ser. 190, Class S, 15.894%, 11/25/07	115,020
	151	Ser. 191, Class SD, 12.217%, 10/25/08	158,266
	202	Ser. 214, Class SH, 10.444%, 12/25/08	202,612

		Total Inverse Floating Rate Mortgage Securities	1,870,173

		Interest Only Mortgage-Backed Securities—7.6%
		Federal Home Loan Mortgage Corp.,
	143	Ser. 65, Class I, 8/15/20	1,786
	40	Ser. 141, Class H, 5/15/21	520
	73	Ser. 1114, Class J, 7/15/06	1,251
	17	Ser. 1285, Class M, 5/15/07	296
	539	Ser. 1645, Class IB, 9/15/08	27,519
	1,970	Ser. 2523, Class EH, 4/15/20	252,782
	1,468	Ser. 2543, Class IJ, 10/15/12	84,692
	1,274	Ser. 2543, Class IM, 9/15/12	51,198
	4,640	Ser. 2572, Class IT, 5/15/19	60,454
	2,907	Ser. 2633, Class PI, 3/15/12	137,597
	3,316	Ser. 2672, Class TP, 9/15/16	106,480
	5,605	Ser. 2739, Class PI, 3/15/22	623,130
	2,550	Ser. 2775 Class UB, 12/15/17	167,382

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
			Federal National Mortgage Assoc.,
	$252		Ser. 8, Class HA, 1/25/08	$31,843
	2,885		Ser. 13, Class IG, 10/25/22	224,404
	268		Ser. 20, Class SL, 9/25/08	40,041
	6		Ser. 39, Class PE, 1/25/23	32
	713		Ser. 49, Class L, 4/25/13	58,909
	539		Ser. 51, Class K, 4/25/07	41,704
	169		Ser. 69, Class AZ, 6/25/19	170,372
	12,992		Ser. 70, Class ID, 4/25/22	1,211,504
	48		Ser. 72, Class H, 7/25/06	3,258
	1,142		Ser. 82, Class IR, 9/25/12	53,990
	99		Ser. 194, Class PV, 6/25/08	2,082
	349		Ser. 208, Class S, 2/25/23	7,849
	139		Ser. 223, Class PT, 10/25/23	12,444
	5		Ser. G-21, Class L, 7/25/21	7,188
	13		PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/28	517
	21,158		Vendee Mortgage Trust, Ser. 1, Class IO, 10/15/31	42,740

			Total Interest Only Mortgage-Backed Securities	3,423,964

			Principal Only Mortgage-Backed Securities—1.3%
	597		Federal National Mortgage Assoc., Ser. 97, Class WO, 10/25/33	549,454
Aaa	35		Salomon Brothers Mortgage Securities VI, Inc., Ser. 3, Class A, 10/23/17	32,095

			Total Principal Only Mortgage-Backed Securities	581,549

			Commercial Mortgage-Backed Securities—0.9%
AAA	377	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	394,163

			Asset-Backed Securities—0.0%
NR	235	[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	2,346
			Structured Mortgage Asset Residential Trust,
NR	568	[3,4]	Ser. 2, 8.24%, 3/15/06	2,840
NR	629	[3,4]	Ser. 3, 8.724%, 4/15/06	3,147

			Total Asset-Backed Securities	8,333

			Collateralized Mortgage Obligation Residuals—0.0%
	5		Federal National Mortgage Assoc., Ser. 174, Class S, 9/25/22	17,190

			Corporate Bonds—15.1%
			Energy—2.3%
A-	500		Conoco Funding Co., 5.45%, 10/15/06 (Canada)	510,490
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	522,430

				1,032,920

			Financial Institutions—12.6%
Aa2	500		Bank America Corp., 4.75%, 10/15/06	506,145
AAA	500		General Electric Capital Corp., 2.75%, 9/25/06	492,585
Baa2	500		General Motors Acceptance Corp., 6.125%, 9/15/06	497,390
AA-	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	492,465
A+	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	522,605
AA-	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,160,500
A+	500		SLM Corp., 3.50%, 9/30/06	496,200
Aa3	500		Suntrust Bank, 7.25%, 9/15/06	522,330
Aa1	500		US Bank NA, 2.85%, 11/15/06	491,490
AA-	500		Wachovia Corp., 4.95%, 11/01/06	507,845

				5,689,555

			Transportation—0.2%
CCC	100		American Airlines, Inc., 10.44%, 3/04/07	92,000

			Total Corporate Bonds	6,814,475

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		U.S. Government and Agency Securities—38.3%
	$203	Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	$210,199
		U.S. Treasury Notes,
	3,200	3.50%, 11/15/06	3,197,875
	1,700	5.75%, 11/15/05	1,722,777
	2,000	6.00%, 8/15/09	2,168,672
	385	6.625%, 5/15/07	407,303
	10,000	U.S. Treasury Strip, zero coupon, 8/15/06	9,590,600

		Total U.S. Government and Agency Securities	17,297,426

		Taxable Municipal Bonds—7.3%
AAA	500	Fresno California Pension Oblig., 7.80%, 6/01/14	615,500
AAA	500	Kern County California Pension Oblig., 6.98%, 8/15/09	552,045
		Los Angeles Cnty. California Pension Oblig.,
AAA	1,000	Ser. A, 8.62%, 6/30/06	1,055,660
AAA	500	Ser. D, 6.97%, 6/30/08	541,110
AAA	500	Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	535,280

		Total Taxable Municipal Bonds	3,299,595

		Total Long-Term Investments (cost $40,544,341)	40,746,296

		SHORT-TERM INVESTMENT—8.8%
		U.S. Government and Agency Security—8.8%
	4,000	Federal Home Loan Bank, zero coupon, 5/02/05 (cost $3,999,700)	3,999,700

		Total investments— 99.1% (cost $44,544,041)	$44,745,996
		Assets in excess of liabilities —0.9%	398,613

		Net Assets— 100%	$45,144,609

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 2.0% of its net assets, with a current market value of $918,939, in securities restricted as to resale.

[3]	Security is fair valued.
[4]	Illiquid securities representing 0.02% of net assets.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

A category in the Coporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock Core Bond Trust (BHK)

Rating[1]	Principal Amount (000)	Description	Value

		LONG-TERM INVESTMENTS—142.4%
		Mortgage Pass-Through Securities—13.9%
		Federal Home Loan Mortgage Corp.,
	$1,875	3.01%, 4/19/07	$1,838,400
	465	3.875%, 11/10/08	461,746
	99	5.00%, 8/01/33	97,880
	3,020	5.50%, 11/01/18	3,095,901
	313	5.971%, 5/01/32	317,443
	4,590	6.00%, 9/01/10-12/01/18	4,761,562
	48	7.00%, 9/01/31	50,573
	6,000	5.50%, TBA	6,065,626
		Federal National Mortgage Assoc.,
	870	1.75%, 6/16/06	851,600
	6,180	2.35%, 4/29/06-4/05/07	6,033,445
	2,418	4.50%, 5/01/19-8/01/19	2,394,862
	1,280	4.75%, 2/21/13	1,265,306
	14,683	5.00%, 11/01/17-2/01/34	14,780,201
	8,765	5.50%, 1/01/18-7/01/34	8,863,904
	38	6.00%, 8/01/29-5/01/33	38,706
	637	7.00%, 1/01/31-7/01/32	673,421
	450	Government National Mortgage Assoc., 5.50%, 8/15/33	457,973
		Small Business Administration,
	999	Ser. P10B, Class 1, 4.754%, 8/10/14	1,000,710
	2,414	Ser. P10B, Class 1, 5.136%, 8/10/13	2,448,880

		Total Mortgage Pass-Through Securities	55,498,139

		Agency Multiple Class Mortgage Pass-Through Securities—5.2%
		Federal Home Loan Mortgage Corp.,
	2,000	Ser. 82, Class HJ, 9/25/32	2,033,400
	1,627	Ser. 2825, Class VP, 6/15/15	1,674,334
	1,300	Ser. 2883, Class DR, 11/15/19	1,335,737
	3,778	Ser. 2922, Class GA, 5/15/34	3,853,913
	1,950	Ser. 2927, Class BA, 10/15/33	1,992,293
	1,950	Ser. 2933, Class HD, 2/15/35	1,994,304
		Federal National Mortgage Assoc.,
	1,670	Ser. 3, Class AP, 2/25/35	1,708,160
	3,821	Ser. 5, Class PK, 12/25/34	3,813,596
	2,264	Ser. 27, Class PC, 5/25/34	2,306,383

		Total Agency Multiple Class Mortgage Pass-Through Securities	20,712,120

		Non-Agency Multiple Class Mortgage Pass-Through Securities—0.5%
AAA	1,997	Banc of America Alternative Loan Trust, Ser. 11, Class 2, 6.00%, 12/25/34	2,013,964

		Interest Only Asset-Backed Securities—1.4%
		Sterling Coofs Trust,
	39,053	Ser. 1, 4/15/29	3,343,932
	30,350	Ser. 2, 3/30/30	2,397,650

		Total Interest Only Asset-Backed Securities	5,741,582

		Interest Only Mortgage-Backed Securities—2.6%
		Federal Home Loan Mortgage Corp.,
	3,704	Ser. 2579, Class HI, 8/15/17	477,663
	3,071	Ser. 2582, Class TB, 10/15/21	3,065,591
	8,528	Ser. 2611, Class QI, 9/15/32	1,606,295
		Federal National Mortgage Assoc.,
	12,833	Ser. 64, Class QI, 1/25/33	2,368,888
	36,095	Ser. 90, Class JH, 11/25/34	2,854,399

		Total Interest Only Mortgage-Backed Securities	10,372,836

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Commercial Mortgage-Backed Securities—6.4%
			Banc of America Commercial Mortgage, Inc.,
AAA	$2,190		Ser. 1, Class A2, 6.503%, 4/15/36	$2,368,792
AAA	2,180		Ser. 1, Class A4, 4.88%, 11/10/42	2,208,886
AAA	2,691		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	2,772,105
AAA	1,941		GMAC Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	2,113,018
AAA	2,919		GS Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	3,038,294
AAA	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,790,818
AAA	2,180		JP Morgan Chase Commercial Mortgage Securities Corp., Ser. CBX, Class A4, 4.529%, 1/12/37	2,164,784
AAA	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	1,988,081
AAA	3,070		Morgan Stanley Cap. Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	3,245,658
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,902,850

			Total Commercial Mortgage-Backed Securities	25,593,286

			Collateralized Mortgage Obligation Security—0.7%
AAA	3,194		Structured Asset Securities Corp., Class A2, 2/25/32	2,960,008

			U.S. Government and Agency Securities—48.0%
	1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,829,098
	1,050		Resolution Funding Corp., zero coupon, 7/15/18-10/15/18	556,773
			U.S. Treasury Bonds,
	671		3.875%, 4/15/29	938,394
	7,445	[3]	5.375%, 2/15/31	8,412,850
	50,670	[3]	5.50%, 8/15/28	57,051,380
	3,660		6.00%, 2/15/26	4,330,666
	270		6.125%, 11/15/27	326,827
	8,960	[3]	6.75%, 8/15/26	11,541,555
			U.S. Treasury Notes,
	3,725		3.00%, 12/31/06	3,688,346
	140		3.375%, 2/15/08	138,753
	10,000		3.625%, 4/30/07	9,995,300
	89,485		3.75%, 3/31/07	89,666,653
	2,390		4.00%, 4/15/10	2,401,209
	1,255	[3]	5.00%, 2/15/11	1,323,046

			Total U.S. Government and Agency Securities	192,200,850

			Corporate Bonds—60.0%
			Aerospace & Defense—2.6%
NR	345		Aero Invest 1 S.A., 10.635%, 9/01/05	427,613
			BE Aerospace, Inc.,
B-	180		8.875%, 5/01/11	182,250
B-	2,100		Ser. B, 8.00%, 3/01/08	2,089,500
B-	1,295	[2]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	1,243,200
B-	255	[2]	K&F Acquisition, Inc., 7.75%, 11/15/14	251,813
			Lockheed Martin Corp.,
BBB+	380		7.20%, 5/01/36	471,857
BBB+	1,175		8.50%, 12/01/29	1,631,570
			Northrop Grumman Corp.,
BBB	615		4.079%, 11/16/06	615,738
BBB	380		7.125%, 2/15/11	427,268
BBB	960		7.875%, 3/01/26	1,230,807
NR	690		Raytheon Co., 7.00%, 5/15/06	709,076
BB-	90		Sequa Corp., Ser. B, 8.875%, 4/01/08	93,150
A+	1,125		United Technologies Corp., 4.875%, 5/01/15	1,126,001

				10,499,843

			Automotive—1.6%
B-	240	[2]	Accuride Corp., 8.50%, 2/01/15	226,800
BB+	160		Arvinmeritor, Inc., 8.75%, 3/01/12	148,800
B	70	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	60,900
A3	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	678,660
CCC+	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,365,000
B	245		Delphi Corp., 6.50%, 5/01/09	193,550
B-	40		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	34,800

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Automotive—(cont’d)
			General Motors Corp.,
BBB-	$2,000		7.20%, 1/15/11	$1,684,580
NR	945		8.375%, 7/05/33, EUR	929,012
B3	100		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	90,500
CCC+	300	[2]	Metaldyne Corp., 10.00%, 11/01/13	255,000
BB	100	[2]	Navistar Intl. Corp., 6.25%, 3/01/12	91,000
BB-	742		TRW Automotive, Inc., 9.375%, 2/15/13	767,970

				6,526,572

			Basic Materials—2.3%
BB-	360		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	325,800
B+	60		Alaska Steel Corp., 7.75%, 6/15/12	53,400
B-	3,425		Caraustar Industries, Inc., 9.875%, 4/01/11	3,382,188
BB-	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	150,375
B	66	[2]	Huntsman LLC, 12.00%, 7/15/12	75,570
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	79,625
CCC+	390	[2]	Innophos, Inc., 8.875%, 8/15/14	402,675
BB-	3,600		Lyondell Chemical Co., 9.50%, 12/15/08	3,834,000
B3	340	[2]	NewPage Corp., 10.00%, 5/01/12	332,350
B-	150	[2]	PQ Corp., 7.50%, 2/15/13	143,250
CCC+	420		Rhodia SA, 8.875%, 6/01/11 (France)	401,100

				9,180,333

			Building & Development—1.3%
B-	730	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	647,875
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,315,000
CCC+	540		Nortek, Inc., 8.50%, 9/01/14	477,900
BBB+	850		Pulte Homes, Inc., 5.20%, 2/15/15	823,115

				5,263,890

			Conglomerates—2.1%
			General Electric Capital Corp.,
AAA	3,625		3.45%, 1/15/08	3,639,391
AAA	4,840	[3]	3.60%, 10/15/08	4,733,568
BB-	30		Stena AB, 7.00%, 12/01/16 (Sweden)	27,825

				8,400,784

			Consumer Products—3.6%
BBB	815		Albertsons, Inc., 8.00%, 5/01/31	950,665
B3	90		ALH Finance LLC, 8.50%, 1/15/13	83,925
BB+	765		Delhaize America, Inc., 9.00%, 4/15/31	908,659
A+	1,540		Diageo Cap. PLC, 3.375%, 3/20/08 (United Kingdom)	1,504,518
CCC-	160		Duane Reade, Inc., 9.75%, 8/01/11	137,600
BBB+	490		Federated Department Stores, Inc., 6.90%, 4/01/29	551,235
B+	395		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	363,400
BBB+	1,010		General Mills, Inc., 5.125%, 2/15/07	1,027,150
B	80		Gold Kist, Inc., 10.25%, 3/15/14	90,800
B-	690	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	655,500
A3	950		Kraft Foods, Inc., 4.00%, 10/01/08	938,220
BBB	650		Kroger Co., 6.80%, 4/01/11	712,443
B-	330		Lazy Days RV Center, Inc., 11.75%, 5/15/12	344,850
B-	385	[2]	Levi Strauss & Co., 7.73%, 4/01/12	359,975
			May Department Stores Co.,
BBB	465		5.75%, 7/15/14	481,628
BBB	795		6.70%, 7/15/34	863,474
B2	660	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	653,400
B-	1,000		Pantry, Inc., The, 7.75%, 2/15/14	985,000
B-	665	[2]	Rite Aid Corp., 6.125%, 12/15/08	603,488
B	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,047,500

				14,263,430

			Containers & Packaging—0.9%
			Constar Intl., Inc.,
B	170	[2]	6.64%, 2/15/12	164,050

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Containers & Packaging—(cont’d)
B-	$400		11.00%, 12/01/12	$353,000
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,150,000
B	1,500		Owens Brockway Glass Container, 8.25%, 5/15/13	1,593,750
B3	455		Pliant Corp., 11.125%, 9/01/09	414,050

				3,674,850

			Ecological Services & Equipment—0.1%
BB-	320	[2]	Allied Waste North America, Inc., 7.25%, 3/15/15	291,200

			Energy—6.7%
BBB+	565		Anadarko Finance Co., Ser. B, 7.50%, 5/01/31 (Canada)	704,165
B1	115		ANR Pipeline Co., 9.625%, 11/01/21	143,175
CCC+	845		Calpine Energy Finance LLC, 8.50%, 5/01/08 (Canada)	420,388
CCC+	60		Calpine Generating Co. LLC, 11.50%, 4/01/11	51,000
BB	1,250		Chesapeake Energy Corp., 9.00%, 8/15/12	1,368,750
B+	130		CMS Energy Corp., 9.875%, 10/15/07	139,100
			Compagnie Generale de Geophysique SA,
BB-	160	[2]	7.50%, 5/15/15 (France)	161,064
BB-	352		10.625%, 11/15/07 (France)	371,184
A-	1,800		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	1,980,972
BBB	1,915		Devon Energy Corp., 7.95%, 4/15/32.	2,442,621
BBB	230		Devon Financing Corp. LLC, 7.875%, 9/30/31	292,742
BBB+	150		Dominion Resources, Inc., 5.70%, 9/17/12	157,305
B	1,125		Dresser, Inc., 9.375%, 4/15/11	1,198,125
B	885	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	909,338
			El Paso Corp.,
CCC+	100		7.80%, 8/01/31	89,000
CCC+	40		7.875%, 6/15/12	38,700
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	890,375
B1	265		8.625%, 1/15/22	303,425
B-	2,250		El Paso Production Holding Co., 7.75%, 6/01/13	2,244,373
			EnCana Corp.,
A-	1,810		4.75%, 10/15/13 (Canada)	1,790,923
A-	350		6.50%, 8/15/34 (Canada)	394,167
BBB-	925	[2]	Enterprise Products Operating LP, 5.75%, 3/01/35	878,722
B	80		Exco Resources, Inc., 7.25%, 1/15/11	79,000
BBB+	305		Exelon Corp., 6.75%, 5/01/11	334,908
BBB-	765		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	901,583
			KCS Energy, Inc.,
B-	60		7.125%, 4/01/12	59,400
B-	110	[2]	7.125%, 4/01/12	108,900
B+	105		Midwest Generation LLC, 8.56%, 1/02/16	114,450
B2	110		Mission Energy Holdings Co., 13.50%, 7/15/08	128,975
B	175	[2]	North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	175,000
BBB+	360		Occidental Petroleum Corp., 7.20%, 4/01/28	439,679
B	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	154,375
BBB+	790		Peco Energy Cap. Trust IV, 5.75%, 6/15/33	793,348
Baa1	1,650	[2]	Pemex Project Funding Master Trust, 9.375%, 12/02/08	1,862,025
B	25	[2]	Range Resources Corp., 6.375%, 3/15/15	24,125
BB-	145		Reliant Energy, Inc., 6.75%, 12/15/14	127,963
Aa1	290	[2]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	293,921
A-	445		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	476,863
AA	1,050		Texaco Cap. Inc., 8.875%, 9/01/21	1,487,535
BB+	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	21,250
B2	1,245		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	1,245,000
A3	725		Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06	737,956
B2	280		Whiting Petroleum Corp., 7.25%, 5/01/13	277,200

				26,813,070

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Entertainment & Leisure—0.8%
B+	$1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	$1,075,000
B	50		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	53,125
B	50		Poster Financial Group, Inc., 8.75%, 12/01/11	50,750
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,132,500
B-	575	[2]	WMG Holdings Corp., 7.385%, 12/15/11	588,656
B+	115	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	106,663

				3,006,694

			Financial Institutions—19.1%
AA+	10	[2]	AIG SunAmerica Global Financing X, 6.90%, 3/15/32	11,958
AA	550	[2,3]	Allstate Financial Global Funding II, 2.625%, 10/22/06	538,885
Aa3	1,625		American Express Bank, 3.17%, 11/21/07	1,624,919
BB	320	[2]	American Real Estate Partners LP, 7.125%, 2/15/13	313,600
AA+	455	[3]	Associates Corp. of North America, 6.95%, 11/01/18	535,230
			Bank of America Corp.,
Aa2	765		3.25%, 8/15/08	742,172
Aa2	1,640		3.375%, 2/17/09	1,591,768
Aa2	105		4.375%, 12/01/10	104,554
Aa2	370		5.25%, 2/01/07	378,140
Aa2	325		Bank One Corp., 3.70%, 1/15/08	321,350
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,483,145
Aaa	350	[2]	Belvoir Land LLC, Ser. A, Class I, 5.27%, 12/15/47	340,550
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,183,440
AAA	2,440	[2]	4.125%, 1/15/10	2,399,008
AA+	600		CitiFinancial, 6.25%, 1/01/08	629,628
			Citigroup, Inc.,
Aa1	3,010		3.625%, 2/09/09	2,940,710
AA+	7,425		4.125%, 2/22/10	7,320,530
AA+	1,960		4.25%, 7/29/09	1,950,690
AA	185		6.00%, 10/31/33	198,340
BB	1,080		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,171,800
AA-	900		Deutsche Bank AG/New York, 3.843%, 3/15/07	894,420
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	183,000
Aa2	2,790		First Bank NA, 6.50%, 2/01/08	2,959,855
			Ford Motor Credit Co.,
BBB	600		5.70%, 1/15/10	542,466
BBB	150		7.25%, 10/25/11	139,373
BBB	2,200		7.375%, 2/01/11	2,060,511
			General Motors Acceptance Corp.,
Baa2	1,160		zero coupon, 12/01/12	593,168
Baa2	29		6.875%, 9/15/11	25,417
			HBOS Treasury Services PLC,
AA+	855	[2]	3.60%, 8/15/07 (United Kingdom)	845,928
AA+	825	[2]	3.75%, 9/30/08 (United Kingdom)	815,562
			HSBC Bank USA, Inc.,
AA	430		3.875%, 9/15/09	421,017
AA-	775		5.875%, 11/01/34	812,960
			HSBC Finance Corp.,
AA-	1,820		4.75%, 5/15/09	1,838,928
AA-	635		6.375%, 8/01/10	687,241
AA	1,500	[2]	Irwin Land LLC, 5.40%, 12/15/47	1,457,865
			JP Morgan Chase & Co.,
Aa3	1,600		5.25%, 5/30/07	1,634,560
Aa3	600		5.35%, 3/01/07	613,554
B-	20	[2]	KRATON Polymers LLC, 8.125%, 1/15/14	18,650
BBB	610	[2]	Liberty Mutual Group, 6.50%, 3/15/35	591,232
AA	1,150	[2]	MetLife Global Funding I, 4.25%, 7/30/09	1,137,868
AA+	450	[2]	Monumental Global Funding II, 4.375%, 7/30/09	448,776
AA-	1,200		National City Bank Cleveland Ohio, 3.375%, 10/15/07	1,177,188
AA-	2,125	[2]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,096,206

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
AAA	$850	[2]	New York Life Global Funding, 3.875%, 1/15/09	$835,950
AA	1,310		Protective Life Secured Trust, 3.70%, 11/24/08	1,297,660
AA-	1,000	[2]	Prudential Funding LLC, 6.60%, 5/15/08	1,065,190
			SLM Corp.,
A	4,220		3.625%, 3/17/08	4,145,642
A+	90		5.625%, 4/10/07	92,473
AA	875		State Street Bank & Trust Co., Ser. CD1, 2.92%, 12/11/06	874,593
NR	3,780		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,771,773
Aa2	1,265		SunTrust Bank, Inc., 4.415%, 6/15/09	1,269,175
			SunTrust Banks, Inc.,
Aa3	1,635		3.625%, 10/15/07	1,616,590
Aa3	995		4.00%, 10/15/08	983,548
AAA	1,300	[2]	TIAA Global Markets, Inc., 3.875%, 1/22/08	1,294,982
Aa2	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	374,063
B-	250	[2]	UGS Corp., 10.00%, 6/01/12	268,750
B-	50	[2]	Universal City Florida Holding Co., 7.96%, 5/01/10	51,500
Aa1	1,380		US Bank NA, 2.87%, 2/01/07	1,353,007
AAA	495	[2]	USAA Capital Corp., 4.00%, 12/10/07	493,594
AA-	4,200		Wachovia Corp., 3.50%, 8/15/08	4,105,248
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	1,013,731
Aa1	1,185		4.00%, 8/15/08	1,181,540
Aa1	2,385		4.20%, 1/15/10	2,360,482
Aa1	200		7.80%, 6/15/10	200,979
BB-	50		Western Financial Bank, 9.625%, 5/15/12	54,250

				76,480,882

			Health Care—2.4%
A	410		Boston Scientific Corp., 5.45%, 6/15/14	425,371
B3	20		Curative Health Services, Inc., 10.75%, 5/01/11	15,400
B	455	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	359,450
NR	1,850		HealthSouth Corp., 7.625%, 6/01/12	1,785,250
B3	280		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	266,000
AA	2,400		Merck & Co., Inc., 4.75%, 3/01/15	2,360,304
			Tenet Healthcare Corp.,
B	70		6.375%, 12/01/11	65,275
B	475		9.875%, 7/01/14	494,000
B	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,200,000
A	1,210		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,189,672
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	416,150
A-	85	[2]	WellPoint, Inc., 5.95%, 12/15/34	87,569

				9,664,441

			Industrials—1.4%
B-	535		ERICO Intl. Corp., 8.875%, 3/01/12	540,350
B-	275	[2]	Hexcel Corp., 6.75%, 2/01/15	264,000
B-	360	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	356,400
AA-	250		Merrill Lynch & Co., Inc., 4.25%, 2/08/10	246,780
B-	330	[2]	NationsRent Cos., Inc., 9.50%, 5/01/15	330,825
CCC+	450	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	382,500
			Rural/Metro Corp.,
CCC+	140	[2]	zero coupon, 3/15/16	67,200
CCC+	125	[2]	9.875%, 3/15/15	122,813
B3	480	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	480,000
B	2,000		Terex Corp., 9.25%, 7/15/11	2,165,000
B-	475		Trimas Corp., 9.875%, 6/15/12	472,625
B+	380		United Rentals NA, Inc., 7.00%, 2/15/14	340,100

				5,768,593

			Media—5.3%
			AOL Time Warner, Inc.,
BBB+	80		6.125%, 4/15/06	81,588

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
BBB+	$90		6.625%, 5/15/29	$98,370
BBB+	3,040		7.57%, 2/01/24	3,612,189
BBB+	205		7.625%, 4/15/31	250,846
BBB+	390		7.70%, 5/01/32	481,377
NR	510		Cablecom Luxembourg, 4.898%, 7/15/05	655,169
B-	250		Cenveo Corp., 7.875%, 12/01/13	231,875
CCC+	810		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	810,000
CCC+	3,250		Charter Communications Holdings LLC, 10.75%, 10/01/09	2,461,875
			Comcast Corp.,
BBB	4,405		5.50%, 3/15/11	4,562,433
BBB	80		7.05%, 3/15/33	93,653
BB-	125		Echostar DBS Corp., 6.35%, 10/01/08	127,813
BBB	825		News America Holdings, Inc., 7.70%, 10/30/25	978,467
			News America, Inc.,
BBB	735		6.20%, 12/15/34	749,413
BBB	985		7.625%, 11/30/28	1,167,816
B-	160	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	146,400
B	125	[2]	Penn National Gaming, Inc., 6.75%, 3/01/15	119,375
B	100	[2]	Radio One, Inc., 6.375%, 2/15/13	97,000
			Rainbow National Services LLC,
B+	200	[2]	8.75%, 9/01/12	214,000
B+	1,105	[2]	10.375%, 9/01/14	1,245,888
			TCI Communications, Inc.,
BBB	200		7.125%, 2/15/28	231,398
BBB	620		7.875%, 8/01/13-2/15/26	766,097
			Vertis, Inc.,
Caa1	505		10.875%, 6/15/09	449,450
Caa2	120	[2]	13.50%, 12/07/09	81,000
A-	800		Viacom, Inc., 7.875%, 7/30/30	944,832
CCC	620		Young Broadcasting, Inc., 10.00%, 3/01/11	624,650

				21,282,974

			Real Estate—2.9%
BB	3,165		American Real Estate Partners LP, 8.125%, 6/01/12	3,196,650
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	385,382
BBB+	775		8.25%, 7/15/08	859,289
BBB+	1,700		EOP Operating LP, 7.00%, 7/15/11	1,873,910
			ERP Operating LP,
A-	1,950		5.20%, 4/01/13	1,965,795
A-	825		6.95%, 3/02/11	906,155
			Rouse Co.,
BB+	895		3.625%, 3/15/09	844,548
BB+	1,650		5.375%, 11/26/13	1,591,970

				11,623,699

			Technology—0.4%
B1	805		Lucent Technologies, Inc., 6.50%, 1/15/28	688,275
Ba3	100	[2]	MagnaChip Semiconductor SA, 6.26%, 12/15/11 (Luxembourg)	93,500
B1	100	[2]	Sanmina-SCI Corp., 6.75%, 3/01/13	90,500
B	835		Superior Essex Communications LLC, 9.00%, 4/15/12	839,175

				1,711,450

			Telecommunications—5.4%
A	2,000	[2]	Bellsouth Corp., 4.258%, 4/26/06	2,000,860
A-	650		British Telecommunications PLC, 8.875%, 12/15/30 (United Kingdom)	886,847
			Cincinnati Bell, Inc.,
B1	120		7.25%, 7/15/13	116,400
B	210		8.375%, 1/15/14	200,550
A-	25		Deutsche Telekom Intl. Finance BV, 8.75%, 6/15/30 (Netherlands)	33,592
B-	190	[2]	Hawaiian Telcom Communications, Inc., 8.91%, 5/01/13	188,338

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Ltd.,
B	$175		5.25%, 11/01/08 (Bermuda)	$158,375
B+	320	[2]	8.25%, 1/15/13 (Bermuda)	320,000
B+	580	[2]	8.625%, 1/15/15 (Bermuda)	585,800
B+	1,750	[2]	Qwest Communications Intl., Inc., 8.00%, 2/15/14	1,653,750
BB	200	[2]	Qwest Corp., 7.875%, 9/01/11	202,500
B+	325	[2]	Qwest Services Corp., 13.50%, 12/15/10	367,250
BB+	155		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	158,488
CCC	730		Rural Cellular Corp., 9.875%, 2/01/10	737,300
A+	2,125		SBC Communications, Inc., 6.45%, 6/15/34	2,293,916
			Sprint Capital Corp.,
BBB	1,065		6.875%, 11/15/28	1,183,641
BBB	550		8.75%, 3/15/32	742,572
A-	1,875	[2]	Telecom Italia Capital, 6.00%, 9/30/34 (Luxembourg)	1,865,606
A	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	825,956
A+	345		Verizon Global Funding Corp., 7.75%, 12/01/30	428,911
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	113,905
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	288,944
A+	335		Ser. A, 5.875%, 1/17/12	351,422
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	3,049,200
A	2,504		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	2,850,903

				21,605,026

			Transportation—1.1%
BBB+	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	394,237
BBB	1,450		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,582,805
B	315	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	307,125
B3	60	[2]	Horizon Lines LLC, 9.00%, 11/01/12	63,000
B+	120		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	122,400
B	1,635		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,733,100
BB-	200		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	186,000

				4,388,667

			Total Corporate Bonds	240,446,398

			Taxable Municipal Bonds—0.3%
A	650		California Dept. of Wtr. Res. Pwr. Sply., 3.975%, 5/01/05	650,000
AA	350		Ohana Military Cmntys. LLC, 6.193%, 4/01/49	389,522

			Total Taxable Municipal Bonds	1,039,522

			Foreign Government Bonds—3.4%
			Federal Republic of Germany,
AAA	2,325		4.00%, 1/04/37	3,029,185
AAA	525		4.75%, 7/04/34	769,341
Aaa	900		Japan Finance Corp. for Municipal Enterprises, 4.625%, 4/21/15	897,957
A+	1,785		Quebec Province Canada, 5.00%, 7/17/09	1,839,746
			United Mexican States,
Baa1	4,375		6.625%, 3/03/15	4,622,188
Baa1	2,255		8.00%, 9/24/22	2,611,290

			Total Foreign Government Bonds	13,769,707

			Total Long-Term Investments (cost $567,319,740)	570,348,412

			SHORT-TERM INVESTMENT—0.1%
			U. S. Government and Agency Security—0.1%
	400		U. S. Treasury Bills, zero coupon, 5/19/05 (cost $399,484)	399,484

			Total investments before borrowed bonds, TBA commitments, investments sold short and outstanding options written (cost $567,719,224)	570,747,896

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		BORROWED BOND—1.2%
	$4,851 [4]	U.S. Treasury Notes, 2.15%, 5/02/05 (cost $4,851,000)	$4,851,000

		TBA COMMITMENT—(0.1)%
	(312)	Federal National Mortgage Assoc., 5.50%, TBA (proceeds $315,021)	(315,191)

		INVESTMENT SOLD SHORT—(1.2)%
		U.S. Government and Agency Securities—(1.2)%
	(4,900)	U.S. Treasury Notes, 4.00%, 2/15/15 (proceeds $4,795,622)	(4,820,375)

	Contracts/ Notional Amount (000)

		OUTSTANDING OPTIONS WRITTEN—(0.4)%
		Interest Rate Swap,
	(10,600)	5.135% over 3-month LIBOR, expires 4/21/08,	(464,121)
	(23,000)	5.67% over 3-month LIBOR, expires 1/04/10,	(1,151,150)
	(39,000)	5.75% over 3-month LIBOR, expires 9/23/05	(19,890)
	(178)	United States Treasury Notes Future, expires 5/20/05	(13,906)
	(203)	United States Treasury Notes Future, expires 8/26/05	(114,781)

		Total Outstanding Options Written (premium received $2,694,970)	(1,763,848)

		Total investments net of borrowed bonds, TBA commitments, investments sold short and outstanding options written—142.0%	$568,699,482
		Liabilities in excess of other assets—(42.0)%	(168,220,891)

		Net Assets—100%	$400,478,591

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]

Security exempt from registration under Rule144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 9.7% of its net assets, with a current market value of $38,685,163, in securities restricted as to resale.

[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[4]	The interest rate and maturity date shown represent the terms of the bonds borrowed transaction, not the security borrowed (see Note 1).

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Coporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – European Monetary Unit TBA – To be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock High Yield Trust (BHY)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—135.0%
			Corporate Bonds—134.5%
			Aerospace & Defense—6.6%
			AAR Corp.,
BB-	$435		6.875%, 12/15/07	$444,788
NR	350		Ser. A2, 8.39%, 5/15/11	357,000
B	250		Argo-Tech Corp., 9.25%, 6/01/11	267,500
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	84,800
			BE Aerospace, Inc.,
B+	500		8.50%, 10/01/10	536,250
B-	70		8.875%, 5/01/11	70,875
NR	1,500	[2,3,4]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	0
B-	715	[5]	DI Finance/Dyn Corp.Intl., 9.50%, 2/15/13	686,400
B-	300	[5]	K&F Acquisition, Inc., 7.75%, 11/15/14	296,250
BB-	19		Sequa Corp., Ser. B, 8.875%, 4/01/08	19,665
B-	275	[5]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	284,625
B	110		Titan Corp., 8.00%, 5/15/11	114,400

				3,162,553

			Automotive—3.7%
B-	200	[5]	Accuride Corp., 8.50%, 2/01/15	189,000
BB+	345		Arvinmeritor, Inc., 8.75%, 3/01/12	320,850
B	140	[5]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	121,800
B2	300		Delco Remy Intl., Inc., 7.141%, 4/15/09	299,625
B	90		Delphi Corp., 6.50%, 5/01/09	71,100
B-	20		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	17,400
B3	60		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	54,300
CCC+	430	[5]	Metaldyne Corp., 10.00%, 11/01/13	365,500
BB	100	[5]	Navistar Intl.Corp., 6.25%, 3/01/12	91,000
B-	265		Stanadyne Corp., 10.00%, 8/15/14	271,625

				1,802,200

			Basic Materials—13.7%
BB-	130		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	117,650
B+	110		AK Steel Corp., 7.875%, 2/15/09	102,025
B+	165		Alaska Steel Corp., 7.75%, 6/15/12	146,850
BB	315		Bowater Canada Finance Corp., 7.95%, 11/15/11 (Canada)	308,700
B-	70		Caraustar Industries, Inc., 9.875%, 4/01/11	69,125
			Cascades, Inc., (Canada)
BB+	175		7.25%, 2/15/13	171,500
BB+	150	[5]	7.25%, 2/15/13	147,000
BB-	305		Century Aluminum Co., 7.50%, 8/15/14	297,375
BB-	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	90,225
			Equistar Chemicals LP,
BB-	50		10.125%, 9/01/08	55,125
BB-	40		10.625%, 5/01/11	44,300
BB+	265		Georgia Pacific Corp., 8.00%, 1/15/24	286,200
			Huntsman LLC,
BB-	115		11.625%, 10/15/10	131,100
B	95	[5]	12.00%, 7/15/12	108,775
BB	35		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	39,813
CCC+	255	[5]	Innophos, Inc., 8.875%, 8/15/14	263,288
BB	120		Intl.Steel Group, Inc., 6.50%, 4/15/14	117,600
BB	425		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	470,688
BBB+	301		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	343,140
B	175		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	179,375

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
			Lyondell Chemical Co.,
BB-	$260		10.50%, 6/01/13	$299,000
BB-	230		Ser. A, 9.625%, 5/01/07	243,800
BB-	65		Millennium America, Inc., 9.25%, 6/15/08	69,875
			Nalco Co.,
B2	20		7.75%, 11/15/11	20,500
B-	550		8.875%, 11/15/13	572,000
B3	350	[5]	NewPage Corp., 10.00%, 5/01/12	342,125
BB-	100		Norske Skog Canada Ltd., 7.375%, 3/01/14 (Canada)	94,000
BB+	270		Nova Chemicals Corp., 6.50%, 1/15/12 (Canada)	272,700
CCC+	55		Polypore, Inc., 8.75%, 5/15/12	46,475
B-	175	[5]	PQ Corp., 7.50%, 2/15/13	167,125
NR	2,000	[4]	Republic Technologies Intl. LLC, 13.75%, 7/15/09	0
			Rhodia SA,
CCC+	325		8.875%, 6/01/11 (France)	310,375
B3	385		10.25%, 6/01/10 (France)	410,024
B-	50	[5]	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	48,750
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	118,750
BB	75		Smurfit Capital Funding PLC, 7.50%, 11/20/25 (Ireland)	72,750

				6,578,103

			Building & Development—2.9%
B+	40	[5]	Ainsworth Lumber Co. Ltd., 6.84%, 10/01/10 (Canada)	40,300
			Goodman Global Holding Co., Inc.,
B-	45	[5]	5.76%, 6/15/12	43,200
B-	480	[5]	7.875%, 12/15/12	426,000
BB+	250		Hovnanian K Enterprises, Inc., 6.375%, 12/15/14	243,125
CCC+	365		Nortek, Inc., 8.50%, 9/01/14	323,025
BBB	175		NVR, Inc., 5.00%, 6/15/10	171,938
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	124,375

				1,371,963

			Business Equipment & Services—0.4%
			Xerox Corp.,
BB	85		6.875%, 8/15/11	88,825
BB	100		7.20%, 4/01/16	103,500

				192,325

			Conglomerates—0.3%
BB	150		Arch Western Finance LLC, 6.75%, 7/01/13	150,375

			Consumer Products—9.0%
B3	65		ALH Finance LLC, 8.50%, 1/15/13	60,613
B	175		B&G Foods, Inc., 8.00%, 10/01/11	181,125
B	175		Chattem, Inc., 7.00%, 3/01/14	176,750
CCC-	200		Duane Reade, Inc., 9.75%, 8/01/11	172,000
B+	360		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	331,200
B	294		Gold Kist, Inc., 10.25%, 3/15/14	333,690
BB	250		K2, Inc., 7.375%, 7/01/14	256,250
B-	370	[5]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	351,500
B-	470		Lazy Days RV Center, Inc., 11.75%, 5/15/12	491,149
B-	240	[5]	Levi Strauss & Co., 7.73%, 4/01/12	224,400
B2	540	[5]	Movie Gallery, Inc., 11.00%, 5/01/12	534,600
NR	1,200	[3,4]	Nebco Evans Holding Co., 12.375%, 7/15/07	0
B-	265		Pantry, Inc., The, 7.75%, 2/15/14	261,025
B-	185	[5]	Riddell Bell Holdings, Inc., 8.375%, 10/01/12	189,625
B-	355	[5]	Rite Aid Corp., 6.125%, 12/15/08	322,163
BB	295		Smithfield Foods, Inc., 7.00%, 8/01/11	301,638
CCC+	150		True Temper Sports, Inc., 8.375%, 9/15/11	131,625

				4,319,353

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Containers & Packaging—3.3%
BB	$60		Ball Corp., 6.875%, 12/15/12	$61,800
			Constar Intl., Inc.,
B	115	[5]	6.643%, 2/15/12	110,975
B-	210		11.00%, 12/01/12	185,325
B	690		Crown Cork & Seal, Inc., 8.00%, 4/15/23	658,950
B	40		Crown European Holdings SA, 10.875%, 3/01/13 (France)	46,000
			Graham Packaging Co., Inc.,
CCC+	180	[5]	8.50%, 10/15/12	171,900
CCC+	160	[5]	9.875%, 10/15/14	151,200
B3	240		Pliant Corp., 11.125%, 9/01/09	218,400

				1,604,550

			Ecological Services & Equipment—0.8%
			Allied Waste NA, Inc.,
BB-	80		8.50%, 12/01/08	81,500
BB-	110		8.875%, 4/01/08	112,750
BB-	200	[5]	Allied Waste North America, Inc., 7.25%, 3/15/15	182,000

				376,250

			Energy—25.8%
B+	234		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	252,826
CCC+	310		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08 (Canada)	154,225
B+	375	[5]	Calpine Corp., 9.625%, 9/30/14	362,813
Ba1	239		CE Generation LLC, 7.416%, 12/15/18	248,952
			Chesapeake Energy Corp.,
BB	250		7.00%, 8/15/14	256,250
BB	30		7.75%, 1/15/15	31,650
B+	50		CMS Energy Corp., 9.875%, 10/15/07	53,500
CCC+	150		Coastal Corp., 7.75%, 6/15/10	145,875
B1	45	[5]	Colorado Interstate Gas Co., 5.95%, 3/15/15	43,425
BB-	90	[5]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	90,599
B	300		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	323,250
B	100		Dresser, Inc., 9.375%, 4/15/11	106,500
B+	270		Edison Mission Energy, 10.00%, 8/15/08	292,950
			El Paso Corp.,
CCC+	125		7.375%, 12/15/12	117,500
CCC+	85		7.875%, 6/15/12	82,238
B1	65		El Paso Natural Gas Co., 7.625%, 8/01/10	68,088
B-	700		El Paso Production Holding Co., 7.75%, 6/01/13	698,250
Ba2	750		Elwood Energy LLC, 8.159%, 7/05/26	843,382
B	300		Exco Resources, Inc., 7.25%, 1/15/11	296,250
B1	200		Foundation Pennsylvania Coal Company, 7.25%, 8/01/14	205,000
B+	220		Frontier Oil Corp., 6.625%, 10/01/11	218,350
B	195		Hanover Compressor Co., 8.625%, 12/15/10	197,925
B	190	[5]	Hilcorp Energy I LP, 10.50%, 9/01/10	209,950
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,913
			KCS Energy, Inc.,
B-	385		7.125%, 4/01/12	381,150
B-	85	[5]	7.125%, 4/01/12	84,150
			Midwest Generation LLC,
B+	210		8.56%, 1/02/16	228,900
B1	140		8.75%, 5/01/34	151,900
B2	335		Mission Energy Holdings Co., 13.50%, 7/15/08	392,788
BB-	20		Newfield Exploration Co., 8.375%, 8/15/12	21,600
CCC+	400		North America Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	339,000
B	375	[5]	North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	375,000
B1	215	[5]	NRG Energy, Inc., 8.00%, 12/15/13	217,688
B	500		Orion Power Holdings, Inc., 12.00%, 5/01/10	593,745
Ba2	125		Plains Exploration & Production Co., 7.125%, 6/15/14	129,688
BB	325		Premcor Refining Group, Inc., 6.75%, 5/01/14	339,625
Ba2	250		Pride Intl., Inc., 7.375%, 7/15/14	263,750

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			Range Resources Corp.,
B	$25	[5]	6.375%, 3/15/15	$24,125
B	185		7.375%, 7/15/13	190,550
			Reliant Energy, Inc.,
BB-	400		6.75%, 12/15/14	353,000
BB-	195		9.25%, 7/15/10	198,900
B	300		Roseton Danskammer, Ser. A, 7.27%, 11/08/10	284,250
BB-	300		Swift Energy Co., 7.625%, 7/15/11	304,500
B1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	182,000
B1	265	[5]	Texas Genco LLC, 6.875%, 12/15/14	261,025
			Transcontinental Gas Pipe Line Corp.,
BB+	65		7.25%, 12/01/26	69,063
BB+	400		Ser. B, 8.875%, 7/15/12	466,000
B2	450		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	450,000
B2	350		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	347,125
BB	425		Williams Cos, Inc., 7.625%, 7/15/19	452,625

				12,406,808

			Entertainment & Leisure—3.7%
B-	130	[5]	Gaylord Entertainment Co., 6.75%, 11/15/14	118,950
B	215		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	228,438
			MGM Mirage,
BB	245		6.00%, 10/01/09	241,937
BB	110		6.75%, 9/01/12	110,000
B	40		Poster Financial Group, Inc., 8.75%, 12/01/11	40,600
B	385	[5]	Virgin River Casino Corp., 9.00%, 1/15/12	398,475
B-	380	[5]	WMG Holdings Corp., 7.385%, 12/15/11	389,025
B+	280	[5]	Wynn Las Vegas LLC, 6.625%, 12/01/14	259,700

				1,787,125

			Financial Institutions—14.0%
B3	85	[5]	Altra Industrial Motion, Inc., 9.00%, 12/01/11	82,450
NR	500	[5]	Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
B-	368		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	405,720
Ba2	1,000	[5]	Capital Guardian High Yield CBO Ltd., Ser. 1A, 11.45%, 5/24/13 (Cayman Island)	1,004,400
BB	240		Crum & Forster Holdings Corp., 10.375%, 6/15/13	260,400
			Dow Jones CDX NA HY,
B+	250	[5]	Ser. 1, 7.75%, 12/29/09	243,750
B	250	[5]	Ser. 3, 8.00%, 12/29/09	247,173
			Fairfax Financial Holdings, Ltd., (Canada)
BB	50		6.875%, 4/15/08	47,375
BB	500		7.75%, 4/26/12	457,500
BB	50		8.30%, 4/15/26	41,500
Ba3	2,500	[5]	First Dominion Funding II, Ser. 1A, 11.61%, 4/25/14 (Cayman Island)	2,418,749
BBB	300		Ford Motor Credit Co., 7.25%, 10/25/11	278,745
B-	170	[5]	K&F Parent, Inc., 11.50%, 2/01/15	168,725
B-	195	[5]	KRATON Polymers LLC, 8.125%, 1/15/14	181,838
B	300	[5]	Refco Finance Holdings LLC, 9.00%, 8/01/12	321,750
B-	205	[5]	UGS Corp., 10.00%, 6/01/12	220,375
B-	30	[5]	Universal City Florida Holding Co., 7.96%, 5/01/10	30,900
BB-	50	[5]	Western Financial Bank, 9.625%, 5/15/12	54,250
	2,550	[5]	Zais Investment Grade Ltd., Class C, Pay-in-kind, 9.95%, 9/23/14 (Cayman Island)	254,953

				6,745,553

			Health Care—6.7%
B-	265		Ardent Health Services, Inc., 10.00%, 8/15/13	319,988
			Coventry Health Care, Inc.,
BBB-	80	[5]	5.875%, 1/15/12	79,600
BBB-	80	[5]	6.125%, 1/15/15	79,600
B3	50		Curative Health Services, Inc., 10.75%, 5/01/11	38,500

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Health Care—(cont’d)
B	$865	[5]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	$683,350
BB+	300		HCA, Inc., 5.50%, 12/01/09	297,646
NR	200		HealthSouth Corp., 7.625%, 6/01/12	193,000
B-	225		IASIS Healthcare LLC, 8.75%, 6/15/14	231,188
B3	115		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	109,250
Ba3	70		Neighborcare, Inc., 6.875%, 11/15/13	72,800
B-	135		Norcross Safety Products LLC, 9.875%, 8/15/11	142,425
			Tenet Healthcare Corp.,
B	40		6.375%, 12/01/11	37,300
B	95		9.875%, 7/01/14	98,800
B-	505		Universal Hospital Services, Inc., 10.125%, 11/01/11	512,573
B2	140		US Oncology, Inc., 9.00%, 8/15/12	146,300
CCC+	185		Vanguard Health Holding Co. LLC, 9.00%, 10/01/14	194,713

				3,237,033

			Industrials—7.0%
B-	165		Blount, Inc., 8.875%, 8/01/12	170,363
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	201,338
B-	575		ERICO Intl. Corp., 8.875%, 3/01/12	580,749
B-	180	[5]	Hexcel Corp., 6.75%, 2/01/15	172,800
B-	175	[5]	Hydrochem Industrial Services, 9.25%, 2/15/13	173,250
B	163		JLG Industries, Inc., 8.375%, 6/15/12	169,520
B-	200	[5]	NationsRent Cos., Inc., 9.50%, 5/01/15	200,500
CCC+	210	[5]	Park Ohio Industries, Inc., 8.375%, 11/15/14	178,500
			Rural/Metro Corp.,
CCC+	80	[5]	zero coupon, 3/15/16	38,400
CCC+	100	[5]	9.875%, 3/15/15	98,250
B3	350	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	350,000
B-	565		Trimas Corp., 9.875%, 6/15/12	562,175
			United Rentals NA, Inc.,
B+	455		7.00%, 2/15/14	407,225
B+	80		7.75%, 11/15/13	74,000

				3,377,070

			Media—14.1%
B-	150		Cenveo Corp., 7.875%, 12/01/13	139,125
CCC+	680		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	680,000
			Charter Communications Holdings LLC,
CCC+	400		10.75%, 10/01/09	303,000
CCC+	200		11.125%, 1/15/11	144,500
			CSC Holdings, Inc.,
BB-	525	[5]	6.75%, 4/15/12	514,500
BB-	90		7.875%, 2/15/18	91,350
BB-	45		Ser. B, 7.625%, 4/01/11	45,788
			Echostar DBS Corp.,
BB-	60		6.35%, 10/01/08	61,350
BB-	150		6.375%, 10/01/11	147,750
BB-	145	[5]	6.625%, 10/01/14	141,738
B2	90		Fisher Communications, Inc., 8.625%, 9/15/14	95,400
			Nexstar Finance, Inc.,
B-	425		7.00%, 1/15/14	386,750
B-	110	[5]	7.00%, 1/15/14	100,650
B	150	[5]	Penn National Gaming, Inc., 6.75%, 3/01/15	143,250
B-	180		Pinnacle Entertainment Inc., 8.75%, 10/01/13	184,500
			Primedia, Inc.,
B	194		7.625%, 4/01/08	194,000
B	100		8.00%, 5/15/13	100,000
B	75		8.875%, 5/15/11	77,813
B	90	[5]	Radio One, Inc., 6.375%, 2/15/13	87,300
			Rainbow National Services LLC,
B+	285	[5]	8.75%, 9/01/12	304,950
B+	490	[5]	10.375%, 9/01/14	552,475

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Vertis, Inc.,
CCC	$265		10.875%, 6/15/09	$235,850
Caa2	415	[5]	13.50%, 12/07/09	280,125
CCC	315		WRC Media, Inc., 12.75%, 11/15/09	305,550
CCC+	980		XM Satellite Radio, Inc., 14.00%, 3/15/10	1,068,198
CCC	385		Young Broadcasting, Inc., 10.00%, 3/01/11	387,888

				6,773,800

			Real Estate—1.0%
			American Real Estate Partners LP,
BB	180	[5]	7.125%, 2/15/13	176,400
BB	300		8.125%, 6/01/12	303,000

				479,400

			Technology—5.0%
B	170		Celestica, Inc., 7.875%, 7/01/11 (Canada)	169,150
B-	70	[5]	Coleman Cable, Inc., 9.875%, 10/01/12	65,450
BB+	60		Flextronics Intl. Ltd., 6.25%, 11/15/14 (Singapore)	56,400
			Freescale Semiconductor, Inc.,
BB+	100		5.891%, 7/15/09	103,000
BB+	50		6.875%, 7/15/11	51,875
B	275		General Cable Corp., 9.50%, 11/15/10	292,188
			Lucent Technologies, Inc.,
B1	20		5.50%, 11/15/08	19,500
B1	502		6.50%, 1/15/28	429,210
			MagnaChip Semiconductor SA,
Ba3	250	[5]	6.26%, 12/15/11 (Luxembourg)	233,750
Ba3	70	[5]	6.875%, 12/15/11 (Luxembourg)	63,700
B2	185	[5]	8.00%, 12/15/14 (Luxembourg)	158,175
B3	140		NDCHealth Corp., 10.50%, 12/01/12	147,000
B1	70	[5]	Sanmina-SCI Corp., 6.75%, 3/01/13	63,350
BB	215	[5]	STATS ChipPAC Ltd., 6.75%, 11/15/11 (Singapore)	205,325
B	365		Superior Essex Communications LLC, 9.00%, 4/15/12	366,825

				2,424,898

			Telecommunications—11.5%
CCC+	335		Alamosa Delaware, Inc., 8.50%, 1/31/12	346,725
NR	2,000	[4]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	100,000
			AT&T Corp.,
BB+	182		9.05%, 11/15/11	207,582
BB+	70		9.75%, 11/15/31	87,385
B3	320		Centennial Communications Corp., 8.125%, 2/01/14	319,200
			Cincinnati Bell, Inc.,
B1	25		7.25%, 7/15/13	24,250
B	500		8.375%, 1/15/14	477,500
B2	210	[5]	Dobson Cellular Systems, Inc., 8.375%, 11/01/11	212,100
B-	100	[5]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	99,125
			Intelsat Ltd.,
B+	175	[5]	7.805%, 1/15/12 (Bermuda)	176,750
B+	280	[5]	8.25%, 1/15/13 (Bermuda)	280,000
B+	350	[5]	8.625%, 1/15/15 (Bermuda)	353,500
B3	50		iPCS, Inc., 11.50%, 5/01/12	55,500
B+	119		MCI, Inc., 6.908%, 5/01/07	121,083
B-	295		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	269,188
			PanAmSat Corp.,
BB+	210		6.875%, 1/15/28	191,100
B+	140		9.00%, 8/15/14	146,300
NR	600	[4]	PF. Net Communications, Inc., 13.75%, 5/15/10	60
B+	205	[5]	Qwest Communications Intl., Inc., 8.00%, 2/15/14	193,725
			Qwest Corp.,
BB	600	[5]	7.875%, 9/01/11	607,500
BB	445	[5]	9.125%, 3/15/12	471,700

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Rogers Wireless, Inc.,
BB+	$35		7.25%, 12/15/12 (Canada)	$35,788
BB-	305		8.00%, 12/15/12 (Canada)	313,388
CCC	455		Rural Cellular Corp., 9.875%, 2/01/10	459,547

				5,548,996

			Transportation—5.0%
B	220	[5]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	214,500
B+	120		General Maritime Corp., 10.00%, 3/15/13 (Marshall Island)	130,800
B3	545	[5]	Horizon Lines LLC, 9.00%, 11/01/12	572,250
B+	350		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	357,000
BB+	505		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	486,061
B	500		Sea Containers Ltd., Ser. B, 10.75%, 10/15/06 (Bermuda)	502,500
BB-	155		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	144,150

				2,407,261

			Total Corporate Bonds	64,745,616

	Shares

			Preferred Securities—0.0%
			Media—0.0%
	1	[3,4]	Adelphia Business Solutions, Ser. B, 12.875%	0

			Common Stock—0.5%
			Consumer Products—0.0%
	15	[3]	Mattress Discounters Corp.,	0

			Technology—0.5%
	68		Globix Corp.	228,999

			Total Common Stocks	228,999

	Units

			Warrants—0.0%
	1	[2,5]	Mattress Discounters Corp., Expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	0
	54	[2]	Neon Communications, Inc., Expires 12/02/12,	1
	1	[2,5]	PF. Net Communications, Inc., Expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	0

			Total Warrants	1

			Total Long-Term Investments (cost $75,821,034)	64,974,616

	Principal Amount (000)

			SHORT-TERM INVESTMENT—4.2%
			U.S. Government and Agency Security—4.2%
	2,000		Federal Home Loan Bank, zero coupon, 5/02/05 (cost $1,999,850)	1,999,850

			Total investments—139.2% (cost $77,820,884)	$66,974,466
			Liabilities in excess of other assets—(39.2)%	(18,850,451)

			Net Assets—100%	$48,124,015

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Illiquid security.
[3]	Security is fair valued.
[4]	Issuer is technically in default and/or bankruptcy.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 46.2% of its net assets, with a current market value of $22,221,027, in securities restricted as to resale.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock Income Opportunity Trust (BNA)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—145.4%
			Mortgage Pass-Through Securities—17.3%
			Federal National Mortgage Assoc.,
	$58,076	[2]	5.50%, 12/01/13-4/01/34	$58,865,648
	1,580		6.00%, 3/01/16-12/01/28	1,637,677
	307		7.00%, 2/01/24-10/01/28	325,256
	7,100		5.50%, TBA	7,264,188
	500		6.00%, TBA	513,281
			Government National Assoc.,
	1,891		6.00%, 6/20/15	1,959,815
	127		8.00%, 4/15/24-11/15/25	137,677

			Total Mortgage Pass-Through Securities	70,703,542

			Federal Housing Administration—1.3%
			General Motors Acceptance Corp. Projects,
	581		Ser. 37, 7.43%, 5/01/22	602,985
	204		Ser. 44, 7.43%, 8/01/22	211,364
			Merrill Projects,
	193		Ser. 29, 7.43%, 10/01/20	199,631
	234		Ser. 42, 7.43%, 9/01/22	242,876
	1,890		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,956,665
	1,913		Westmore Project, 7.25%, 4/01/21	1,970,950

			Total Federal Housing Administration	5,184,471

			Agency Multiple Class Mortgage Pass-Through Securities—4.9%
			Federal Home Loan Mortgage Corp.,
	3,750		Ser. 82, Class HJ, 5.50%, 9/25/32	3,812,625
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,428,211
	3,977		Ser. 2922, Class GA, 5.50%, 5/15/34	4,056,751
	2,100		Ser. 2927, Class BA, 5.50%, 10/15/33	2,145,546
	2,130		Ser. 2933, Class HD, 5.50%, 2/15/35	2,178,394
			Federal National Mortgage Assoc.,
	4,057		Ser. 5, Class PK, 5.00%, 12/25/34	4,049,489
	2,413		Ser. 27, Class PC, 5.50%, 5/25/34	2,458,787

			Total Agency Multiple Class Mortgage Pass-Through Securities	20,129,803

			Non-Agency Multiple Class Mortgage Pass-Throughs—2.8%
AAA	2,150		Banc of America Alternative Loan Trust, Ser. 11, Class 2, 6.00%, 12/25/34	2,168,884
AAA	8,608		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	9,256,287
AAA	21	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.016%, 12/28/12	20,811

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	11,445,982

			Adjustable Rate Mortgage Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	1,340		4.388%, 1/01/35	1,352,867
	2,041		5.152%, 1/01/35	2,049,014
	9		Federal National Mortgage Assoc., Ser. 256, Class F, 4.531%, 11/25/23	9,481

			Total Adjustable Rate Mortgage Securities	3,411,362

			Inverse Floating Rate Mortgages—0.7%
	1,000		Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	1,047,770
			Federal National Mortgage Assoc.,
	1,808		Ser. 23, Class PS, 9.908%, 4/25/23	1,927,934
	15		Ser. 46, Class S, 18.248%, 5/25/21	3,891
	18		Ser. 49, Class S, 7.196%, 12/25/21	1,633
	93		Ser. 87, Class S, 18.65%, 8/25/21	111,471
	10		Ser. 145, Class S, 25.441%, 10/25/06	10,362

			Total Inverse Floating Rate Mortgages	3,103,061

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Interest Only Asset-Backed Securities—1.5%
			Sterling Coofs Trust,
	$39,053		Ser. 1, 4/15/29	$3,343,932
	32,945		Ser. 2, 3/30/30	2,602,655

			Total Interest Only Asset-Backed Securities	5,946,587

			Interest Only Mortgage-Backed Securities—2.7%
			Federal Home Loan Mortgage Corp.,
	4		Ser. 176, Class M, 7/15/21	57
	0		Ser. 192, Class U, 2/15/22	63
	13		Ser. 1043, Class H, 2/15/21	16,344
	2		Ser. 1054, Class I, 3/15/21	292
	13		Ser. 1056, Class KD, 3/15/21	1,652
	16		Ser. 1057, Class J, 3/15/21	3,343
	47		Ser. 1148, Class E, 10/15/21	924
	12		Ser. 1179, Class O, 11/15/21	199
	9		Ser. 1221 Class H, 3/15/07	152
	300		Ser. 1254, Class Z, 4/15/22	1,881
	625		Ser. 1831, Class PG, 3/15/11	63,507
	3,282		Ser. 2582, Class TB, 10/15/21	3,276,407
	8,528		Ser. 2611, Class QI, 9/15/32	1,606,295
			Federal National Mortgage Assoc.,
	145		Ser. 5, Class H, 1/25/22	20,123
	10		Ser. 7, Class 2, 4/01/17	1,870
	31		Ser. 7, Class S, 3/25/21	3,809
	90		Ser. 10, Class S, 5/25/21	11,004
	71		Ser. 12, Class S, 5/25/21	12,516
	45		Ser. 17, Class S, 6/25/21	5,247
	0		Ser. 20, Class H, 3/25/06	6
	61		Ser. 33, Class PV, 10/25/21	14,333
	5		Ser. 38, Class N, 4/25/21	526
	678		Ser. 46, Class H, 12/25/09	109,746
	636		Ser. 50, Class SI, 4/25/23	16,047
	14,544		Ser. 64, Class QI, 1/25/33	2,684,739
	3		Ser. 84, Class H, 8/25/06	143
	18		Ser. 89, Class 2, 6/01/18	3,280
	36,095		Ser. 90, Class JH, 11/25/34	2,854,399
	5		Ser. 94, Class 2, 8/01/21	1,158
	22		Ser. 99, Class L, 8/25/21	3,049
	4		Ser. 123, Class M, 10/25/20	583
	26		Ser. 136, Class S, 11/25/20	31,452
	35		Ser. 139, Class PT, 10/25/21	3,558
	15		Ser. 141, Class SA, 8/25/07	2,322
	7,465	[2]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	150,461
	4,142	[2]	Hanover Grantor Trust, Ser. A, Class 1, 8/01/27	6,998
	2,040	[2]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, 6/15/17	46,211
	51		Morgan Stanley Mortgage Trust, Ser. 39, Class 2, 12/20/21	6,797
	5,048		Salomon Brothers Mortgage Securities VII, Inc., Ser. 1, Class IO, 3/25/22	9,894

			Total Interest Only Mortgage-Backed Securities	10,971,387

			Principal Only Mortgage-Backed Securities—0.5%
	178	[2]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 2/15/24	155,566
			Federal National Mortgage Assoc.,
	72		Ser. 51, Class E, 2/25/23	56,235
	21		Ser. 70, Class A, 5/25/23	18,909
	33		Ser. 167, Class D, 10/25/17	31,768
	37		Ser. 203, Class 1, 2/01/23	32,545
	24		Ser. 228, Class 1, 5/01/23	20,631
	6,055		Resolution Funding Corp., Ser. B, 4/15/30	1,820,133

			Total Principal Only Mortgage-Backed Securities	$2,135,787

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			U.S. Government and Agency Securities—51.8%
	$19,376		Overseas Private Investment Corp., zero coupon - 7.35%, 5/29/12	$19,572,841
	1,529		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,607,518
			U.S. Treasury Bonds,
	700		3.875%, 4/15/29	979,194
	19,285	[2]	5.375%, 2/15/31	21,792,050
	6,350	[2]	5.50%, 8/15/28	7,149,719
	32,000	[2]	6.00%, 2/15/26	37,863,744
	5,350		8.00%, 11/15/21	7,475,769
	5,720		8.125%, 8/15/19	7,900,750
			U.S. Treasury Notes,
	103,190		3.625%, 4/30/07	103,141,500
	140		3.375%, 2/28/07	139,377
	3,880		4.00%, 4/15/10	3,898,197

			Total U.S. Government and Agency Securities	211,520,659

			Commercial Mortgage-Backed Securities—3.5%
AAA	2,320		Bear Stearns Commercial Mortgage Securities, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,359,046
AAA	2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,307,841
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,455,448
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,119,649
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,363,388
AAA	2,530		LB-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.987%, 6/15/29	2,588,846

			Total Commercial Mortgage-Backed Securities	14,194,218

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
	3		Ser. 40, Class R, 4/01/18	370
	51		Ser. 42, Class R, 10/01/14	6,599
			Federal Home Loan Mortgage Corp.,
	18		Ser. 19, Class R, 3/15/20	1,918
	0		Ser. 75, Class R, 1/15/21	4
	0		Ser. 75, Class RS, 1/15/21	4
	0		Ser. 173, Class R, 11/15/21	19
	0		Ser. 173, Class RS, 11/15/21	19
	24		Ser. 200, Class R, 12/15/22	452
	6	[4]	Painewebber CMO Trust, Ser. 88 M, Class 6, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	9,385

			Corporate Bonds—56.2%
			Aerospace & Defense—2.3%
B-	30		BE Aerospace, Inc., 8.875%, 5/01/11	30,375
B-	1,470	[3]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	1,411,200
B-	360	[3]	K&F Acquisition, Inc., 7.75%, 11/15/14	355,500
BBB+	1,620		Lockheed Martin Corp., 8.50%, 12/01/29	2,249,483
BBB	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,124,390
			Raytheon Co.,
BBB-	712		6.15%, 11/01/08	748,326
NR	2,000		7.00%, 5/15/06	2,055,292
BB-	100		Sequa Corp., Ser. B, 8.875%, 4/01/08	103,500
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,251,113

				9,329,179

			Automotive—2.1%
B-	270	[3]	Accuride Corp., 8.50%, 2/01/15	255,150
BB+	200		Arvinmeritor, Inc., 8.75%, 3/01/12	186,000
BBB-	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,300,000
B	80	[3]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	69,600
B	285		Delphi Corp., 6.50%, 5/01/09	225,150
B-	2,380		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,070,600
Baa2	3,200		General Motors Acceptance Corp., 6.875%, 8/28/12	2,756,704
BBB-	430		General Motors Corp., 8.375%, 7/15/33	325,983

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Automotive—(cont’d)
B3	$110		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	$99,550
CCC+	260	[3]	Metaldyne Corp., 10.00%, 11/01/13	221,000
BB	110	[3]	Navistar Intl. Corp., 6.25%, 3/01/12	100,100

				8,609,837

			Basic Materials—3.1%
BB-	395		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	357,475
B+	90		Alaska Steel Corp., 7.75%, 6/15/12	80,100
A	2,000		Alcoa, Inc., 7.375%, 8/01/10	2,263,520
B-	2,000		Caraustar Industries, Inc., 9.875%, 4/01/11	1,975,000
BB-	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	170,425
B	72	[3]	Huntsman LLC, 12.00%, 7/15/12	82,440
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	79,625
CCC+	410	[3]	Innophos, Inc., 8.875%, 8/15/14	423,325
			Lyondell Chemical Co.,
BB-	130		10.50%, 6/01/13	149,500
BB-	2,700		11.125%, 7/15/12	3,078,000
B-	125		Nalco Co., 8.875%, 11/15/13	130,000
B3	400	[3]	NewPage Corp., 10.00%, 5/01/12	391,000
B+	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,070,000
B-	170	[3]	PQ Corp., 7.50%, 2/15/13	162,350
CCC+	455		Rhodia SA, 8.875%, 6/01/11 (France)	434,525
			Weyerhaeuser Co.,
BBB	826		5.95%, 11/01/08	858,842
BBB	1,000		6.75%, 3/15/12	1,067,430

				12,773,557

			Building & Development—0.6%
B-	835	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	741,063
			Hovnanian K Enterprises, Inc.,
BB+	370		6.25%, 1/15/15	356,125
BB+	140		6.375%, 12/15/14	136,150
CCC+	600		Nortek, Inc., 8.50%, 9/01/14	531,000
BBB+	900		Pulte Homes, Inc., 5.20%, 2/15/15	871,533

				2,635,871

			Conglomerates—3.3%
			General Electric Capital Corp.,
AAA	5,100		3.45%, 1/15/08	5,120,247
AAA	4,600		4.375%, 11/21/11	4,572,915
AAA	3,000		Ser. A, 6.75%, 3/15/32	3,577,200
BB-	30		Stena AB, 7.00%, 12/01/16 (Sweden)	27,825

				13,298,187

			Consumer Products—3.9%
BBB	870		Albertsons, Inc., 8.00%, 5/01/31	1,014,820
B3	95		ALH Finance LLC, 8.50%, 1/15/13	88,588
BBB-	1,500		Autonation, Inc., 9.00%, 8/01/08	1,635,000
B3	2,000		Buffets, Inc., 11.25%, 7/15/10	2,050,000
BB+	815		Delhaize America, Inc., 9.00%, 4/15/31	968,049
CCC-	270		Duane Reade, Inc., 9.75%, 8/01/11	232,200
BBB+	525		Federated Department Stores, Inc., 6.90%, 4/01/29	590,609
B+	450		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	414,000
BBB+	550		General Mills, Inc., 5.125%, 2/15/07	559,339
B	90		Gold Kist, Inc., 10.25%, 3/15/14	102,150
B-	735	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	698,250
BBB	1,000		Kroger Co., 5.50%, 2/01/13	1,021,160
B-	380		Lazy Days RV Center, Inc., 11.75%, 5/15/12	397,100
B-	470	[3]	Levi Strauss & Co., 7.73%, 4/01/12	439,450
BBB	865		May Department Stores Co., 6.70%, 7/15/34	939,502
B2	740	[3]	Movie Gallery, Inc., 11.00%, 5/01/12	732,600
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,314,430
B-	730	[3]	Rite Aid Corp., 6.125%, 12/15/08	662,475

				15,859,722

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Containers & Packaging—1.6%
			Constar Intl., Inc.,
B	$215	[3]	6.149%, 2/15/12	$207,475
B-	450		11.00%, 12/01/12	397,125
B+	1,500		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,642,500
BB-	2,250		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	2,379,375
B3	500		Pliant Corp., 11.125%, 9/01/09	455,000
B+	1,240		Stone Container Corp., 9.25%, 2/01/08	1,283,400

				6,364,875

			Ecological Services & Equipment—0.7%
BB-	350	[3]	Allied Waste North America, Inc., 7.25%, 3/15/15	318,500
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,463,750

				2,782,250

			Energy—6.6%
B1	120		ANR Pipeline Co., 9.625%, 11/01/21	149,400
CCC+	70		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08 (Canada)	34,825
CCC+	60		Calpine Generating Co. LLC, 11.50%, 4/01/11	51,000
BB	2,500		Chesapeake Energy Corp., 9.00%, 8/15/12	2,737,500
B+	140		CMS Energy Corp., 9.875%, 10/15/07	149,800
BB-	180	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	181,197
A-	3,000		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	3,301,619
BBB+	2,000		Dominion Resources, Inc., 5.70%, 9/17/12	2,097,400
B	725		Dresser, Inc., 9.375%, 4/15/11	772,125
B	710	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	729,525
			El Paso Corp.,
CCC+	120		7.80%, 8/01/31	106,800
CCC+	40		7.875%, 6/15/12	38,700
B1	1,000		El Paso Natural Gas Co., 7.625%, 8/01/10	1,047,500
B-	1,500		El Paso Production Holding Co., 7.75%, 6/01/13	1,496,250
B	90		Exco Resources, Inc., 7.25%, 1/15/11	88,875
BBB+	640		Exelon Corp., 6.75%, 5/01/11	702,758
			FirstEnergy Corp.,
BBB-	480		Ser. B, 6.45%, 11/15/11	516,053
BBB-	805		Ser. C, 7.375%, 11/15/31	948,725
			KCS Energy, Inc.,
B-	80		7.125%, 4/01/12	79,200
B-	135	[3]	7.125%, 4/01/12	133,650
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,484,063
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,090,740
B+	125		Midwest Generation LLC, 8.56%, 1/02/16	136,250
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	140,700
B	300	[3]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	300,000
BBB+	1,800		Occidental Petroleum Corp., 6.75%, 1/15/12	2,007,180
B	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	166,250
			Progress Energy, Inc.,
Baa2	1,800		6.75%, 3/01/06	1,841,706
Baa2	2,000		7.10%, 3/01/11	2,198,820
B	25	[3]	Range Resources Corp., 6.375%, 3/15/15	24,125
BB-	155		Reliant Energy, Inc., 6.75%, 12/15/14	136,788
BB+	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	31,875
BBB-	600	[3]	TXU Corp., 6.50%, 11/15/24	598,926
B2	1,070		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	1,070,000
B2	320		Whiting Petroleum Corp., 7.25%, 5/01/13	316,800

				26,907,125

			Entertainment & Leisure—2.6%
B+	2,000		Boyd Gaming Corp., 8.75%, 4/15/12	2,160,000
B	1,760		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	1,870,000
Ba3	1,000		MGM Mirage, 9.75%, 6/01/07	1,077,500
Ba2	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,202,500
B	70		Poster Financial Group, Inc., 8.75%, 12/01/11	71,050
BB+	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,110,937
B-	825	[3]	WMG Holdings Corp., 7.385%, 12/15/11	844,594
B+	125	[3]	Wynn Las Vegas LLC, 6.625%, 12/01/14	115,938

				10,452,519

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—13.5%
BB	$350	[3]	American Real Estate Partners LP, 7.125%, 2/15/13	$343,000
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,801,673
Aa3	1,400	[3]	Bank One Corp., 6.50%, 2/01/06	1,428,630
Aa3	2,000	[3]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	2,300,240
B-	300		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	330,750
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	513,095
			Berkshire Hathaway Finance Corp.,
AAA	2,525		3.375%, 10/15/08	2,449,097
AAA	1,440	[3]	4.125%, 1/15/10	1,415,808
			Citigroup, Inc.,
AA+	5,975		4.125%, 2/22/10	5,890,932
AA	6,000		5.625%, 8/27/12	6,334,560
			Credit Suisse First Boston USA, Inc.,
AA-	700	[3]	6.125%, 11/15/11	756,196
AA-	1,000		7.125%, 7/15/32	1,213,810
BB	1,090		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,182,650
AA-	950		Deutsche Bank AG/New York, 3.843%, 3/15/07	944,110
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	183,000
			Ford Motor Credit Co.,
BBB	1,400		4.711%, 1/15/10	1,242,528
BBB	1,500		5.70%, 1/15/10	1,356,165
BBB	250		7.25%, 10/25/11	232,288
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,098,750
AA	2,525		HSBC Bank USA, Inc., 3.875%, 9/15/09	2,472,253
Aa3	2,100		JP Morgan Chase & Co., 5.25%, 5/30/07	2,145,360
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,053,040
B-	20	[3]	KRATON Polymers LLC, 8.125%, 1/15/14	18,650
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,653,105
AA-	550		Merrill Lynch & Co., Inc., 4.25%, 2/08/10	542,916
AA-	1,200		National City Bank, 3.375%, 10/15/07	1,177,188
A+	2,000		Northern Trust Co., 6.30%, 3/07/11	2,209,580
A+	2,475		SLM Corp., 4.00%, 1/15/10	2,427,579
AA	950		State Street Bank & Trust Co., Ser. CD1, 2.92%, 12/11/06	949,558
AA	2,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,365,824
B-	300	[3]	UGS Corp., 10.00%, 6/01/12	322,500
B-	50	[3]	Universal City Florida Holding Co., 7.493%, 5/01/10	51,500
Aa1	1,710		Wells Fargo & Co., 4.20%, 1/15/10	1,692,421
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,285,140
BB-	50		Western Financial Bank, 9.625%, 5/15/12	54,250

				55,438,146

			Health Care—2.2%
B3	20		Curative Health Services, Inc., 10.75%, 5/01/11	15,400
B	520	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	410,800
NR	2,000		HealthSouth Corp., 7.00%, 6/15/08	1,950,000
B3	320		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	304,000
AA	2,550		Merck & Co., Inc., 4.75%, 3/01/15	2,507,823
BB+	1,500		Omnicare, Inc., Ser. B, 8.125%, 3/15/11	1,575,000
			Tenet Healthcare Corp.,
B	80		6.375%, 12/01/11	74,600
B	100		9.875%, 7/01/14	104,000
A	1,310		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,287,992
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	456,750
A-	350	[3]	WellPoint, Inc., 5.95%, 12/15/34	360,577

				9,046,942

			Industrials—1.3%
B-	580		ERICO Intl. Corp., 8.875%, 3/01/12	585,800
B-	340	[3]	Hexcel Corp., 6.75%, 2/01/15	326,400
B-	375	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	371,250
B	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,449,660
B-	400	[3]	NationsRent Cos., Inc., 9.50%, 5/01/15	401,000
CCC+	500	[3]	Park Ohio Industries, Inc., 8.375%, 11/15/14	425,000

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Industrials—(cont’d)
			Rural/Metro Corp.,
CCC+	$150	[3]	zero coupon, 3/15/16	$72,000
CCC+	150	[3]	9.875%, 3/15/15	147,375
B3	530	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	530,000
B-	525		Trimas Corp., 9.875%, 6/15/12	522,375
B+	420		United Rentals NA, Inc., 7.00%, 2/15/14	375,900

				5,206,760

			Media—5.6%
			AOL Time Warner, Inc.,
BBB+	1,635		7.57%, 2/01/24	1,942,740
BBB+	585		7.70%, 5/01/32	722,066
BBB+	3,000		9.125%, 1/15/13	3,744,446
BBB	550		AT&T Broadband Corp., 8.375%, 3/15/13	667,684
B-	275		Cenveo Corp., 7.875%, 12/01/13	255,063
CCC+	745		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	745,000
CCC+	2,425		Charter Communications Holdings LLC, 10.75%, 10/01/09	1,836,938
BBB	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,096,590
BBB	325		Comcast Corp., 7.05%, 3/15/33	380,465
BB-	135		Echostar DBS Corp., 6.35%, 10/01/08	138,038
BBB	1,145		News America, Inc., 6.20%, 12/15/34	1,167,453
B-	180	[3]	Nexstar Finance, Inc., 7.00%, 1/15/14	164,700
B	150	[3]	Penn National Gaming, Inc., 6.75%, 3/01/15	143,250
B	1,000		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,100,000
B	110	[3]	Radio One, Inc., 6.375%, 2/15/13	106,700
			Rainbow National Services LLC,
B+	225	[3]	8.75%, 9/01/12	240,750
B+	1,295	[3]	10.375%, 9/01/14	1,460,113
BBB	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,904,765
			Vertis, Inc.,
CCC	540		10.875%, 6/15/09	480,600
Caa2	140	[3]	13.50%, 12/07/09	94,500
A-	875		Viacom, Inc., 7.875%, 7/30/30	1,033,410
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,910,000
CCC	665		Young Broadcasting, Inc., 10.00%, 3/01/11	669,988

				23,005,259

			Real Estate—1.8%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,101,090
			EOP Operating LP,
BBB+	850		4.65%, 10/01/10	840,582
BBB+	1,855		4.75%, 3/15/14	1,783,007
BBB+	800		7.00%, 7/15/11	881,840
A-	585		ERP Operating LP, 5.25%, 9/15/14	586,527
			Rouse Co.,
BB+	725		3.625%, 3/15/09	684,132
BB+	1,715		5.375%, 11/26/13	1,654,683

				7,531,861

			Technology—1.1%
B1	895		Lucent Technologies, Inc., 6.50%, 1/15/28	765,225
Ba3	120	[3]	MagnaChip Semiconductor SA, 6.26%, 12/15/11 (Luxembourg)	112,200
B1	115	[3]	Sanmina-SCI Corp., 6.75%, 3/01/13	104,075
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09 (Cayman Island)	2,110,000
BB	350	[3]	STATS ChipPAC Ltd., 6.75%, 11/15/11 (Singapore)	334,250
B	905		Superior Essex Communications LLC, 9.00%, 4/15/12	909,525

				4,335,275

			Telecommunications—2.7%
			Cincinnati Bell, Inc.,
B1	140		7.25%, 7/15/13	135,800
B	240		8.375%, 1/15/14	229,200
B-	220	[3]	Hawaiian Telcom Communications, Inc., zero coupon, 5/01/13	218,075

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Ltd.,
B	$180		5.25%, 11/01/08 (Bermuda)	$162,900
B+	350	[3]	8.25%, 1/15/13 (Bermuda)	350,000
B+	635	[3]	8.625%, 1/15/15 (Bermuda)	641,350
BB	105	[3]	Qwest Corp., 7.875%, 9/01/11	106,313
B+	350	[3]	Qwest Services Corp., 14.00%, 12/15/10	395,500
CCC	790		Rural Cellular Corp., 9.875%, 2/01/10	797,900
			SBC Communications, Inc.,
A+	905		5.875%, 2/01/12	959,137
A+	1,900		6.45%, 6/15/34	2,051,031
A+	945		Verizon Global Funding Corp., 7.75%, 12/01/30-6/15/32	1,178,327
A+	540		Verizon Maryland, Inc., 5.125%, 6/15/33	492,070
A+	1,410		Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11	1,464,200
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	726,000
A	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,138,540

				11,046,343

			Transportation—1.2%
BBB+	1,000		Burlington Northern Santa Fe Corp., 5.90%, 7/01/12	1,071,930
BBB+	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,096,978
BBB	1,475		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,610,095
B	350	[3]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	341,250
B+	220		General Maritime Corp., 10.00%, 3/15/13 (Marshall Island)	239,800
B3	60	[3]	Horizon Lines LLC, 9.00%, 11/01/12	63,000
B+	150		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	153,000
BB-	200		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	186,000

				4,762,053

			Total Corporate Bonds	229,385,761

			Foreign Government Bonds—1.4%
			United Mexican States,
Baa1	2,325		6.625%, 3/03/15	2,456,363
Baa1	3,000		8.00%, 9/24/22	3,474,000

			Total Foreign Government Bonds	5,930,363

			Total Investments before borrowed bonds, TBA Commitments, investments sold short and outstanding options written (cost $587,578,882)	594,072,368

			BORROWED BONDS—3.7%
			U.S. Government and Agency Securities—3.7%
			U.S. Treasury Notes,
	5,148	[5]	2.15%, 5/02/05	5,148,000
	1,239	[5]	2.25%, 5/02/05	1,239,063
	8,593	[5]	2.75%, 5/11/05	8,593,425

			Total Borrowed Bonds (cost $14,980,488)	14,980,488

			TBA COMMITMENTS—(11.1)%
	(45,056)		Federal National Mortgage Assoc., 5.50%, TBA (proceeds $45,068,634)	(45,478,524)

			INVESTMENTS SOLD SHORT—(3.7)%
			U.S. Government and Agency Securities—(3.7)%
			U.S. Treasury Notes,
	(8,887)		0.875%, 4/15/10	(8,766,687)
	(6,450)		4.00%, 2/15/15	(6,345,187)

			Total Investments Sold Short (proceeds $15,051,708)	(15,111,874)

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Contracts/ Notional Amount (000)	Description	Value

		OUTSTANDING OPTIONS WRITTEN—(0.5)%
		Interest Rate Swap,
	$(11,400)	5.135% over 3-month LIBOR, expires 4/21/08,	$(499,149)
	(24,800)	5.67% over 3-month LIBOR, expires 1/04/10,	(1,241,240)
	(55,000)	5.75% over 3-month LIBOR, expires 9/23/05	(28,050)
	(17)	U.S. Treasury Notes Futures, expires 8/26/05	(1,594)
	(78)	U.S. Treasury Notes Futures, expires 8/26/05	(9,750)
	(97)	U.S. Treasury Notes Futures, expires 5/20/05	(3,031)
	(97)	U.S. Treasury Notes Futures, expires 5/20/05	(12,125)
	(71)	U.S. Treasury Notes Futures, expires 8/26/05	(76,547)
	(52)	U.S. Treasury Notes Futures, expires 8/26/05	(35,750)

		Total Outstanding Options Written (premium received $3,186,380)	(1,907,236)

		Total investments net of borrowed bonds, TBA commitments, investments sold short and outstanding options written—133.8%	$546,555,222
		Liabilities in excess of other assets —(33.8)%	(138,102,259)

		Net Assets—100%	$408,452,963

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 5.6% of its net assets, with a current market value of $22,796,040 in securities restricted as to resale.

[4]	Security is fair valued.
[5]	The interest rate and maturity date shown represent the terms of the bonds borrowed transaction, not the security borrowed (see Note 1).

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.
A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA – To be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock Income Trust Inc. (BKT)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—140.9%
			Mortgage Pass-Through Securities—31.4%
			Federal Home Loan Mortgage Corp.,
	$1,277		4.165%, 1/01/35	$1,283,229
	83		4.318%, 2/01/25	84,004
	1,291		4.993%, 10/01/34	1,293,356
	13,770		5.50%, 10/01/16-5/01/17	14,116,971
	49		5.551%, 11/01/30	49,813
	33		5.885%, 11/01/17	33,548
	86		6.50%, 5/01/29-5/01/30	90,115
	15		7.50%, 2/01/23	16,026
	108		8.00%, 11/01/15	112,350
	58		8.50%, 10/01/06-3/01/08	59,332
	233		9.00%, 9/01/20	253,306
			Federal National Mortgage Assoc.,
	23,561		5.00%, 6/01/33-7/01/34	23,387,211
	59,857	[2]	5.50%, 12/01/13-8/01/34	60,998,246
	12,692	[2]	6.00%, 11/01/31-8/01/34	13,034,464
	4,788	[2]	6.50%, 2/01/26-5/01/31	4,985,336
	8,023		7.00%, 6/01/26-2/01/32	8,468,610
	5,163		7.50%, 11/01/14-9/01/23	5,408,880
	417		8.00%, 5/01/08-5/01/22	431,715
	12		9.50%, 1/01/19-9/01/19	13,403
			Government National Mortgage Assoc.,
	142		7.00%, 10/15/17	151,178
	723		7.50%, 8/15/21-12/15/23	781,233
	465		8.00%, 10/15/22-2/15/29	504,555
	48		9.00%, 6/15/18-9/15/21	53,285

			Total Mortgage Pass-Through Securities	135,610,166

			Federal Housing Administration—3.0%
	670		General Motors Acceptance Corp. Colonial Project, 7.40%, 12/01/22	693,864
			General Motors Acceptance Corp. Projects,
	3,067		Ser. 51, 7.43%, 2/01/23	3,179,294
	1,051		Ser. 56, 7.43%, 11/01/22	1,090,130
	54		Merrill Projects, Ser. 54, 7.43%, 5/15/23	55,612
	855		Reilly Project, Ser. 41, 8.28%, 3/01/20	885,974
			USGI Projects,
	169		Ser. 87, 7.43%, 12/01/22	175,060
	691		Ser. 99, 7.43%, 10/01/23	716,847
	5,954		Ser. 6094, 7.43%, 6/01/21	6,171,962

			Total Federal Housing Administration	12,968,743

			Agency Multiple Class Mortgage Pass-Through Securities—24.9%
			Federal Home Loan Mortgage Corp.,
	6,330		Ser. 11, Class A9, 5.00%, 1/25/28	5,285,641
	402		Ser. 19, Class F, 8.50%, 3/15/20	401,385
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,133,290
	7,691		Ser. 2218 Class Z, 8.50%, 3/15/30	8,748,359
	14,419		Ser. 2461, Class Z, 6.50%, 6/15/32	15,229,799
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,568,934
	12,550	[2]	Ser. 2758, Class KV, 5.50%, 5/15/23	12,990,639
	1,998		Ser. 2765, Class UA, 4.00%, 3/15/11	1,896,347
			Federal National Mortgage Assoc.,
	8,888		Ser. 28, Class PB, 6.00%, 8/25/28	9,060,597
	3,144		Ser. 29, Class HC, 7.50%, 7/25/30	3,357,294
	1,975		Ser. 31, Class ZG, 7.50%, 5/25/34	2,246,820
	8,826		Ser. 32, Class VT, 6.00%, 9/25/15	9,116,247
	334		Ser. 43, Class E, 7.50%, 4/25/22	344,368
	1,694		Ser. 60, Class PA, 5.50%, 4/25/34	1,720,115
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,894,860

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
			Government National Mortgage Assoc.,
	$1,841		Ser. 5, Class Z, 7.00%, 5/16/26	$1,932,112
	2,500		Ser. 33, Class PB, 6.50%, 7/20/31	2,612,577
	5,440		Ser. 89, Class PE, 6.00%, 10/20/34	5,735,488

			Total Agency Multiple Class Mortgage Pass-Through Securities	107,274,872

			Non-Agency Multiple Class Mortgage Pass-Through Securities—3.3%
AAA	12,913		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	13,884,430
AAA	148	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.06%, 12/28/12	147,899

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	14,032,329

			Adjustable Rate Mortgage Securities—0.0%
			Federal National Mortgage Assoc.,
	144		Ser. 38, Class F, 8.325%, 4/25/21	155,779
	21		Ser. 256, Class F, 4.531%, 11/25/23	21,331

			Total Adjustable Rate Mortgage Securities	177,110

			Inverse Floating Rate Mortgages—2.2%
			Federal Home Loan Mortgage Corp.,
	56		Ser. 1160, Class F, 27.413%, 10/15/21	56,919
	596	[2]	Ser. 1616, Class SB, 8.50%, 11/15/08	602,148
	1,964		Ser. 1688, Class S, 9.669%, 12/15/13	2,031,510
	539		Ser. 2752, Class SV, 10.822%, 9/15/33	538,297
			Federal National Mortgage Assoc.,
	146		Ser. 38, Class SA, 10.186%, 4/25/21	152,864
	33		Ser. 46, Class S, 18.248%, 5/25/21	8,349
	38		Ser. 49, Class S, 7.196%, 12/25/21	3,505
	905		Ser. 72, Class S, 8.75%, 5/25/08	917,532
	203		Ser. 87, Class S, 18.65%, 8/25/21	243,564
	411		Ser. 93, Class S, 8.50%, 5/25/08	416,169
	20		Ser. 145, Class S, 25.441%, 10/25/06	21,089
	198		Ser. 170, Class SC, 9.00%, 9/25/08	201,332
	1,665		Ser. 196, Class SC, 8.109%, 10/25/08	1,706,865
	607		Ser. 214, Class SH, 10.444%, 12/25/08	607,836
	1,633		Ser. 247, Class SN, 10.00%, 12/25/23	1,639,782
	287		Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 11.013%, 8/25/23	286,918

			Total Inverse Floating Rate Mortgages	9,434,679

			Interest Only Asset-Backed Securities—1.6%
			Sterling Coofs Trust,
	48,600		Ser. 1, 4/15/29	4,161,338
	33,705		Ser. 2, 3/30/30	2,662,695

			Total Interest Only Asset-Backed Securities	6,824,033

			Interest Only Mortgage-Backed Securities—17.2%
	5,747		ABN Amro Mortgage Corp., Ser. IV, Class A2, 3/25/33	281,901
			American Housing Trust,
	279		Ser. III, Class 4, 3/25/19	4,969
	68		Ser. VII, Class 2, 11/25/20	180,000
	83,499		Commercial Mortgage Acceptance Corp., Ser. ML1, 12/15/30	1,707,014
	28,315	[3]	CS First Boston Mortgage Securities Corp., Ser. C1, Class AX, 6/20/29	1,143,914
			Federal Home Loan Mortgage Corp.,
	12,503		Ser. 60, Class HS, 4/25/24	253,437
	10		Ser. 176, Class M, 7/15/21	122
	1		Ser. 192, Class U, 2/15/22	135
	3,174		Ser. 204, Class IO, 5/01/29	611,062
	27		Ser. 1043, Class H, 2/15/21	35,090
	4		Ser. 1054, Class I, 3/15/21	626
	28		Ser. 1056, Class KD, 3/15/21	3,546
	34		Ser. 1057, Class J, 3/15/21	7,178
	102		Ser. 1148, Class E, 10/15/21	1,984
	25		Ser. 1179, Class O, 11/15/21	428
	19		Ser. 1221 Class H, 3/15/07	325
	703		Ser. 1706, Class IA, 10/15/23	51,538
	217		Ser. 1720, Class PK, 1/15/24	18,212
	7,105		Ser. 1914, Class PC, 12/15/11	85,686
	983		Ser. 1961 Class H, 5/15/12	1,019,007
	7,121		Ser. 2002, Class HJ, 10/15/08	130,200

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
		Federal Home Loan Mortgage Corp.—(cont’d)
	$1,744	Ser. 2296, Class SA, 3/15/16	$113,252
	1,076	Ser. 2444, Class ST, 9/15/29	75,768
	1,004	Ser. 2513, Class BI, 12/15/15	44,112
	2,302	Ser. 2542, Class MX, 5/15/22	232,994
	1,602	Ser. 2543, Class IM, 9/15/12	64,353
	4,868	Ser. 2545, Class NI, 3/15/22	586,755
	19,804	Ser. 2559, Class IO, 8/15/30	86,644
	8,065	Ser. 2561, Class EW, 9/15/16	895,984
	3,326	Ser. 2582, Class TB, 10/15/21	3,320,326
	15,565	Ser. 2611, Class QI, 9/15/32	2,931,707
	354	Ser. 2613, Class BS, 11/15/32	350,524
	21,176	Ser. 2633, Class PI, 3/15/12	1,002,466
	5,641	Ser. 2653, Class MI, 4/15/26	795,276
	10,191	Ser. 2658, Class PI, 6/15/13	812,837
	2,886	Ser. 2664, Class SR, 8/15/33	2,638,265
	5,662	Ser. 2672, Class TQ, 3/15/23	557,570
	10,255	Ser. 2676, Class JI, 8/15/13	589,075
	3,633	Ser. 2687, Class IL, 9/15/18	677,727
	23,475	Ser. 2687, Class IQ, 9/15/22	1,575,890
	6,533	Ser. 2693, Class IB, 6/15/13	648,172
	4,353	Ser. 2694, Class LI, 7/15/19	474,285
	2,050	Ser. 2750, Class TC, 2/15/34	2,076,445
	8,341	Ser. 2773, Class OX, 2/15/18	1,218,776
	19,180	Ser. 2779, Class YS, 1/15/33	1,799,867
	25,169	Ser. 2780, Class SM, 4/15/34	1,214,130
	20,246	Ser. 2786, Class PI, 10/15/10	879,881
	1,123	Ser. 2791, Class KS, 5/15/34	1,110,419
	1,123	Ser. 2872, Class ZA, 10/15/19	1,122,286
	2,175	Ser. 2919 Class ZD, 1/15/20	2,176,851
		Federal National Mortgage Assoc.,
	373	Ser. 5, Class H, 1/25/22	51,746
	21	Ser. 7, Class 2, 4/01/17	4,015
	67	Ser. 7, Class S, 3/25/21	8,177
	193	Ser. 10, Class S, 5/25/21	23,626
	1,988	Ser. 11, Class PI, 1/25/19	18,330
	94	Ser. 12, Class C, 2/25/22	15,581
	153	Ser. 12, Class S, 5/25/21	26,872
	11,574	Ser. 13, Class IG, 10/25/22	900,375
	18,077	Ser. 16, Class PI, 11/25/12	1,065,252
	97	Ser. 17, Class S, 6/25/21	11,267
	0	Ser. 20, Class H, 3/25/06	13
	130	Ser. 33, Class PV, 10/25/21	30,770
	3,874	Ser. 33, Class SG, 3/25/09	205,728
	992	Ser. 37, Class SE, 10/25/22	2,874
	11	Ser. 38, Class N, 4/25/21	1,129
	105	Ser. 50, Class G, 12/25/21	13,637
	1,273	Ser. 50, Class SI, 4/25/23	32,094
	7,372	Ser. 51, Class IE, 4/25/26	803,867
	6,044	Ser. 55, Class GI, 7/25/19	989,943
	1,065	Ser. 60, Class SB, 10/25/22	23,039
	1,334	Ser. 62, Class IC, 7/25/15	83,397
	667	Ser. 62, Class IL, 3/25/24	9,121
	22,069	Ser. 64, Class QI, 1/25/33	4,073,755
	7,724	Ser. 66, Class CI, 7/25/33	1,495,026
	4,598	Ser. 68, Class SC, 1/25/24	327,235
	1,363	Ser. 69, Class AZ, 6/25/19	1,362,979
	6,404	Ser. 71, Class EI, 8/25/33	1,318,934
	4,563	Ser. 82, Class IR, 9/25/12	215,649
	7	Ser. 84, Class H, 8/25/06	307
	23,716	Ser. 88, Class TI, 11/25/13	1,368,890
	39	Ser. 89, Class 2, 6/01/18	7,042
	44,875	Ser. 90, Class JH, 11/25/34	3,548,712
	21,007	Ser. 90, Class M, 1/25/28	3,576,624

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
			Federal National Mortgage Assoc.—(cont’d)
	$11		Ser. 94, Class 2, 8/01/21	$2,485
	48		Ser. 99, Class L, 8/25/21	6,547
	5,286		Ser. 122, Class IA, 9/25/09	149,216
	3,741		Ser. 122, Class IC, 9/25/18	666,505
	8		Ser. 123, Class M, 10/25/20	1,251
	57		Ser. 136, Class S, 11/25/20	67,527
	76		Ser. 139, Class PT, 10/25/21	7,639
	31		Ser. 141, Class SA, 8/25/07	4,985
	3,765		Ser. 199, Class SB, 10/25/23	208,602
	3,443		Ser. 302, Class 2, 6/01/29	673,514
	7,020		Ser. 602, Class BI, 10/25/22	1,079,534
	1,093		Ser. W4, 12/25/28	180,408
Aaa	27,796		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/27	1,057,244
AAA	14,839	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	299,105
			Government National Mortgage Assoc.,
	4,087		Ser. 39, Class ID, 5/20/33	596,119
	3,760		Ser. 58, Class IT, 7/20/33	452,835
	14,425		Ser. 75, Class IJ, 7/20/25	1,084,877
AAA	7,886	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/01/27	13,322
AAA	120		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18	28,370
Aaa	3,472		Merrill Lynch Mortgage Investors, Inc., Ser. C2, 6/15/21	58,670
	115,585		MLCC Mortgage Investors, Inc., Ser. A, Class XA, 3/25/28	2,745,140
AAA	2,606		Morgan Stanley Cap. Trust I, Ser. 3, Class 1AX, 5/25/19	329,613
AAA	6,781	[3]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, , 6/15/17	153,591
AAA	109		Morgan Stanley Mortgage Trust, Ser. 39, Class 2, 12/20/21	14,918
AAA	2,222		Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33	382,267
AAA	6,536		Residential Asset Securitization Trust, Ser. A8, Class A2, 10/25/18	6,527,436
	17,833		Small Business Administration, Ser. 1, 4/01/15	111,457
	148,606		Vendee Mortgage Trust, Ser. 2, Class 1, 5/15/29	213,993

			Total Interest Only Mortgage-Backed Securities	74,342,187

			Principal Only Mortgage-Backed Securities—8.1%
AAA	116		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	115,079
			Countrywide Home Loans, Inc.,
AAA	7,579		Ser. 26, 8/25/33	5,490,677
AAA	1,374		Ser. J4, 6/25/33	1,092,431
AAA	1,941		Ser. J5, 7/25/33	1,360,969
AAA	1,494		Ser. J8, 9/25/23	1,032,884
			Drexel Burnham Lambert, Inc.,
AAA	53		Ser. K, Class 1, 9/23/17	46,278
AAA	537		Ser. V, Class 1, 9/01/18	485,471
			Federal Home Loan Mortgage Corp.,
	410		Ser. 8, Class A10, 11/15/28	345,141
	273		Ser. 1418, Class M, 11/15/22	235,410
	666		Ser. 1571, Class G, 8/15/23	531,938
	3,626		Ser. 1691, Class B, 3/15/24	3,217,574
	400		Ser. 1739, Class B, 2/15/24	348,619
			Federal National Mortgage Assoc.,
	548		Ser. 2, Class KB, 1/25/23	446,325
	72		Ser. 7, Class J, 2/25/21	60,340
	1,648		Ser. 13, Class PR, 3/25/32	1,316,537
	154		Ser. 51, Class E, 2/25/23	120,735
	46		Ser. 70, Class A, 5/25/23	40,596
	71		Ser. 167, Class D, 10/25/17	68,205
	80		Ser. 203, Class 1, 2/01/23	69,874
	51		Ser. 228, Class 1, 5/01/23	44,295
	2,870		Ser. 249, Class B, 11/25/23	2,478,503
	435		Ser. 273, Class 1, 7/01/26	380,102
	7,802		Ser. 328, Class 1, 11/01/32	6,495,451
	5,528		Ser. 338, Class 1, 6/01/33	4,423,825
	544		Ser. W4, 2/25/29	419,031
AAA	700		MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 3/25/34	445,123
AAA	29		Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24	26,334
NR	13,000		Resolution Funding Corp., Ser. B, 4/15/30	3,907,800

			Total Principal Only Mortgage-Backed Securities	35,045,547

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Commercial Mortgage-Backed Securities—1.2%
AAA	$5,153	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	$5,386,897

			Collateralized Mortgage Obligation Securities—5.6%
	0		FBC Mortgage Securities Trust 16, Ser. A, Class 1, zero coupon, 7/01/17	283,265
			GSR Mortgage Loan Trust,
	5,842		Ser. 10, Class 2A1, 10/25/33	5,655,206
	5,659		Ser. 13, Class 1A1, 10/25/33	5,534,202
			MASTR Alternative Loan Trust,
	2,628		Ser. 7, Class 4A3, 11/25/18	2,855,110
	2,639		Ser. 9, Class 15X2, 1/25/19	427,608
	9,579		MASTR Asset Securitization Trust, Ser 12, Class 3A5, 10/25/14	9,475,100

			Total Collateralized Mortgage Obligation Securities	24,230,491

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
	6		Ser. 40, Class R, 4/01/18	794
	110		Ser. 42, Class R, 10/01/14	14,165
			Federal Home Loan Mortgage Corp.,
	38		Ser. 19, Class R, 3/15/20	4,117
	0		Ser. 75, Class R, 1/15/21	9
	0		Ser. 75, Class RS, 1/15/21	9
	0		Ser. 173, Class R, 11/15/21	42
	0		Ser. 173, Class RS, 11/15/21	43
	51		Ser. 200, Class R, 12/15/22	973
	13	[4]	Painewebber CMO Trust, Ser. 88 M, Class 6, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	20,152

			U.S. Government and Agency Securities—41.4%
	17,614		Overseas Private Investment Corp., zero coupon - 7.35%, 5/29/12	17,793,491
			Small Business Administration,
	1,136		Ser. 20C-1, 7.15%, 3/01/17	1,202,919
	1,424		Ser. 20E-1, 7.60%, 5/01/16	1,508,407
	1,902		Ser. 20F-1, 7.55%, 6/01/16	2,016,027
	1,223		Ser. 20G-1, 7.70%, 7/01/16	1,300,828
	1,671		Ser. 20H-1, 7.25%, 8/01/16	1,765,664
	2,896		Ser. 20K-1, 6.95%, 11/01/16	3,043,718
	1,786		Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	1,846,390
			U.S. Treasury Bonds,
	129,000		zero coupon, 11/15/24	51,459,131
	2,701		2.375%, 1/15/25	2,953,394
			U.S. Treasury Notes,
	40,000	[2]	1.50%, 3/31/06	39,337,600
	2,930	[2]	2.50%, 5/31/06	2,900,700
	945		3.625%, 1/15/10	934,955
	21,000	[2]	3.75%, 3/31/07	21,042,630
	20,200	[2]	4.25%, 8/15/14	20,291,506
	9,000	[2]	4.25%, 11/15/13	9,067,500

			Total U.S. Government and Agency Securities	178,464,860

			Corporate Bonds—1.0%
			Financial Institutions—1.0%
NR	4,265		Structured Asset Receivable Trust, 1.649%, 1/21/10	4,255,334

			Total Long-Term Investments (cost $615,279,223)	608,067,400

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		SHORT-TERM INVESTMENTS—2.9%
		U.S. Government and Agency Securities—2.9%
	$12,500	Federal Home Loan Bank, zero coupon, 5/02/05 (cost $12,499,080)	$12,499,080

		Total investments before investments sold short and outstanding options written (cost $627,778,303)	620,566,480

		BORROWED BONDS—21.0%
		U.S. Treasury Bonds,
	28,655 [5]	2.375%, 5/11/05	28,654,563
	18,998 [5]	2.75%, 5/11/05	18,998,438
		U.S. Treasury Notes,
	14,770 [5]	2.25%, 5/02/05	14,769,625
	20,350 [5]	2.70%, 5/11/05	20,350,000
	8,026 [5]	2.75%, 5/11/05	8,025,750

		Total Borrowed Bonds (cost $90,798,376)	90,798,376

		TBA COMMITMENTS—(0.8)%
	(3,500)	Federal National Mortgage Assoc., 6.00%, TBA (proceeds $3,572,188)	(3,592,967)

		INVESTMENTS SOLD SHORT—(21.1%)
		U.S. Government and Agency Securities—(21.1%)
		U.S. Treasury Bonds,
	(15,750)	6.25%, 8/15/23	(18,927,090)
	(25,330)	5.375%, 2/15/31	(28,622,900)
		U.S. Treasury Notes,
	(8,958)	0.875%, 4/15/10	(8,836,580)
	(14,900)	4.00%, 2/15/15	(14,657,876)
	(20,000)	4.25%, 11/15/14	(20,071,800)

		Total Investments Sold Short (proceeds $89,640,478)	(91,116,246)

Contracts/Notional Amount (000)

	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	Interest Rate Swap,
(11,400)	5.135% over 3-month LIBOR, expires 4/21/08,	(499,149)
(24,800)	5.67% over 3-month LIBOR, expires 1/04/10	(1,241,240)
(77,000)	5.75% over 3-month LIBOR, expires 9/23/05	(39,270)
(96)	U.S. Treasury Notes Futures, expires 5/20/05	(3,000)
(96)	U.S. Treasury Notes Futures, expires 5/20/05	(12,000)

	Total Outstanding Options Written (premium received $3,526,613)	(1,794,659)

	Total investments net of borrowed bonds, TBA commitments investments sold short and outstanding options written—142.5%	$614,860,984
	Liabilities in excess of other assets—(42.5)%	(183,297,793)

	Net Assets—100%	$431,563,191

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

[3]

Security exempt from registration under Rule 144A the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2005, the Trust held 1.7% of its net assets, with a current market value of $7,144,728, in securities restricted as to resale.

[4]	Security is fair valued.
[5]	The interest rate and maturity date shown represent the terms of the bonds borrowed transaction, not the security borrowed (see Note 1).

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock Limited Duration Income Trust (BLW)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—148.4%
			Corporate Bonds—64.0%
			Aerospace & Defense—3.7%
NR	$1,560		AAR Corp., Ser. A2, 8.39%, 5/15/11	$1,591,200
NR	2,020		Aero Invest 1 S.A., 10.635%, 9/01/05	2,503,702
B-	130		BE Aerospace, Inc., 8.875%, 5/01/11	131,625
B-	5,685	[2]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	5,457,600
B-	900	[2]	K&F Acquisition, Inc., 7.75%, 11/15/14	888,750
NR	4,000		Raytheon Co., 7.00%, 5/15/06	4,110,584
BB-	5,350	[3]	Sequa Corp., Ser. B, 8.875%, 4/01/08	5,537,250
B-	5,885		Transdigm, Inc., 8.375%, 7/15/11	6,002,700

				26,223,411

			Automotive—2.6%
B-	1,140	[2]	Accuride Corp., 8.50%, 2/01/15	1,077,300
BB+	770		Arvinmeritor, Inc., 8.75%, 3/01/12	716,100
B	320	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	278,400
A3	7,500	[3]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,229,550
B	725		Delphi Corp., 6.50%, 5/01/09	572,750
B-	3,170		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,757,900
B3	470		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	425,350
CCC+	1,105	[2]	Metaldyne Corp., 10.00%, 11/01/13	939,250
BB	400	[2]	Navistar Intl. Corp., 6.25%, 3/01/12	364,000
BB-	3,729	[3]	TRW Automotive, Inc., 9.375%, 2/15/13	3,859,515

				18,220,115

			Basic Materials—7.5%
BB-	980		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	886,900
B+	330		Alaska Steel Corp., 7.75%, 6/15/12	293,700
B-	4,000		Caraustar Industries, Inc., 9.875%, 4/01/11	3,950,000
BB-	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	741,850
BB+	5,685	[3]	Georgia Pacific Corp., 8.875%, 2/01/10	6,310,350
BB-	2,500	[2]	Huntsman Advanced Materials LLC, 11.00%, 7/15/10	2,856,250
			Huntsman LLC,
BB-	1,950		11.625%, 10/15/10	2,223,000
B	310	[2]	12.00%, 7/15/12	354,950
B-	1,670	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	1,653,300
BB	300		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	341,250
CCC+	1,340	[2]	Innophos, Inc., 8.875%, 8/15/14	1,383,550
BB	5,000	[3]	IPSCO, Inc., 8.75%, 6/01/13 (Canada)	5,537,500
			Lyondell Chemical Co.,
BB-	560		10.50%, 6/01/13	644,000
BB-	4,500		11.125%, 7/15/12	5,130,000
B-	450		Nalco Co., 8.875%, 11/15/13	468,000
			Newpage Corp.,
B3	1,500	[2]	9.46%, 5/01/12	1,485,000
B3	500	[2]	10.00%, 5/01/12	488,750
CCC+	1,905		Rhodia SA, 8.875%, 6/01/11 (France)	1,819,275
			Rockwood Specialties Group, Inc.,
B-	450	[2]	7.50%, 11/15/14	438,750
B-	5,000		10.625%, 5/15/11	5,481,250
BB-	75		Stena AB, 7.00%, 12/01/16 (Sweden)	69,563
BB	3,250		U.S. Steel LLC, 10.75%, 8/01/08	3,656,250
BBB	7,500	[3]	Weyerhaeuser Co., 5.25%, 12/15/09	7,735,133

				53,948,571

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Building & Development—1.2%
BB+	$3,000	[3]	DR Horton, Inc., 5.875%, 7/01/13	$2,998,185
			Goodman Global Holding Co., Inc.,
B-	375	[2]	zero coupon, 6/15/12	360,000
B-	3,170	[2]	7.875%, 12/15/12	2,813,375
CCC+	2,520		Nortek, Inc., 8.50%, 9/01/14	2,230,200

				8,401,760

			Conglomerates—1.1%
BBB	7,500	[3]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,903,425

			Consumer Products—5.5%
B3	400		ALH Finance LLC, 8.50%, 1/15/13	373,000
			Constar Intl., Inc.,
B	785	[2]	6.149%, 5/16/05	757,525
B-	1,905		11.00%, 12/01/12	1,681,163
			Duane Reade, Inc.,
B2	1,610	[2]	7.51%, 12/15/10	1,610,000
CCC-	750		9.75%, 8/01/11	645,000
B+	1,760		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,619,200
B	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,428,900
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	4,950,000
BB+	4,400	[3]	JC Penney Co., Inc., 8.00%, 3/01/10	4,807,000
B-	2,835	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	2,693,250
B-	1,550		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,619,750
B-	2,075	[2]	Levi Strauss & Co., 7.73%, 4/01/12	1,940,125
B2	4,590	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	4,544,100
B-	710	[2]	PQ Corp., 7.50%, 2/15/13	678,050
			Rite Aid Corp.,
B-	375	[2]	6.125%, 6/15/05	340,312
B+	5,000		8.125%, 5/01/10	4,875,000
B	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,412,500

				38,974,875

			Containers & Packaging—1.2%
			Graham Packaging Co., Inc.,
CCC+	785	[2]	8.50%, 10/15/12	749,675
CCC+	1,100	[2]	9.875%, 10/15/14	1,039,500
B-	5,000	[3]	Graphic Packaging Intl., Inc., 9.50%, 8/15/13	5,050,000
B3	1,935		Pliant Corp., 11.125%, 9/01/09	1,760,850

				8,600,025

			Ecological Services & Equipment—1.3%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,190,000
B-	6,250		National Waterworks, Inc., Ser. B, 10.50%, 12/01/12	7,046,875

				9,236,875

			Energy—6.8%
Ba3	5,500	[2]	AES Corp.,, 8.75%, 5/15/13	5,940,000
B1	550		ANR Pipeline Co., 9.625%, 11/01/21	684,750
CCC+	300		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08 (Canada)	149,250
BB-	4,000	[3]	Chesapeake Energy Corp., 7.50%, 9/15/13	4,180,000
B+	610		CMS Energy Corp., 9.875%, 10/15/07	652,700
			Compagnie Generale de Geophysique SA,
BB-	750	[2]	7.50%, 5/15/15 (France)	754,988
BB-	698		10.625%, 11/15/07 (France)	736,041
B	2,120	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,178,300
			El Paso Corp.,
CCC+	400		7.80%, 8/01/31	356,000
CCC+	170		7.875%, 6/15/12	164,475
B-	4,000		El Paso Production Holding Co., 7.75%, 6/01/13	3,990,000
B	300		Exco Resources, Inc., 7.25%, 1/15/11	296,250
BB-	2,160	[2]	Gazprom, 9.625%, 3/01/13 (Germany)	2,532,600
B	5,000	[2]	Hilcorp Energy I LP, 10.50%, 9/01/10	5,525,000

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			KCS Energy, Inc.,
B-	$325		7.125%, 4/01/12	$321,750
B-	400	[2]	7.125%. 4/01/12	396,000
			Midwest Generation LLC,
B+	1,895		8.56%, 1/02/16	2,065,550
B+	4,470		Ser. A, 8.30%, 7/02/09	4,693,500
B2	500		Mission Energy Holdings Co., 13.50%, 7/15/08	586,250
B	550	[2]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	550,000
B	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	688,750
B	110	[2]	Range Resources Corp., 6.375%, 3/15/15	106,150
BB-	590		Reliant Energy, Inc., 6.75%, 12/15/14	520,675
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,325,000
BB+	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	106,250
B2	3,440		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	3,440,000
B2	600		Whiting Petroleum Corp., 7.25%, 5/01/13	594,000
B+	1,000		Williams Cos, Inc., 7.125%, 9/01/11	1,037,500

				48,571,729

			Entertainment & Leisure—1.7%
B	2,200		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	2,337,500
Ba3	5,425	[3]	MGM Mirage, 9.75%, 6/01/07	5,845,438
B	250		Poster Financial Group, Inc., 8.75%, 12/01/11	253,750
B-	220	[2]	Universal City Florida Holding Co., 7.493%, 5/03/05	226,600
B-	2,660	[2]	WMG Holdings Corp., 7.385%, 12/15/11	2,723,175
B+	400	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	371,000

				11,757,463

			Financial Institutions—6.9%
B-	2,333		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	2,572,133
BB	3,360		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,645,600
BB	1,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	915,000
			Ford Motor Credit Co.,
BBB	850		7.25%, 10/25/11	789,777
BBB	7,500	[3]	7.375%, 2/01/11	7,024,470
			General Motors Acceptance Corp.,
Baa2	3,000	[3]	4.05%, 7/16/05	2,863,020
Baa2	7,500	[3]	6.875%, 8/28/12	6,461,025
Baa2	5,000	[2]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,400,000
B-	100	[2]	KRATON Polymers LLC, 8.125%, 1/15/14	93,250
BBB	200		Marsh & McLennan Cos, Inc., 3.28%, 7/13/07	198,230
B-	760	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	695,400
B1	2,500		Sheridan Acquisition Corp., 10.25%, 8/15/11	2,643,750
B+	3,000		Southern Star Central Corp., 8.50%, 8/01/10	3,210,000
NR	7,681		Structured Asset Receivable Trust, 1.649%, 1/21/10	7,664,437
BB-	4,425	[3]	Western Financial Bank, 9.625%, 5/15/12	4,801,125

				48,977,217

			Health Care—3.6%
BB+	5,000	[3]	Amerisourcebergen Corp., 8.125%, 9/01/08	5,412,500
B-	5,000		Concentra Operating Corp., 9.50%, 8/15/10	5,162,500
B3	80		Curative Health Services, Inc., 10.75%, 5/01/11	61,600
B	1,630	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	1,287,700
B3	1,510		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	1,434,500
B-	3,000		Norcross Safety Products LLC, 9.875%, 8/15/11	3,165,000
			Tenet Healthcare Corp.,
B	340		6.375%, 12/01/11	317,050
B	1,470		9.875%, 7/01/14	1,528,800
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	4,950,000
B-	1,880		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,908,200

				25,227,850

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Industrials—2.7%
B+	$5,000		Cenveo Corp., 9.625%, 3/15/12	$5,325,000
B-	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,691,650
B-	1,360	[2]	Hexcel Corp., 6.75%, 2/01/15	1,305,600
B-	1,600	[2]	NationsRent Cos., Inc., 9.50%, 5/01/15	1,604,000
CCC+	2,100	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	1,785,000
			Rural/Metro Corp.,
CCC+	640	[2]	zero coupon, 3/15/16	307,200
CCC+	600	[2]	9.875%, 3/15/15	589,500
B3	2,240	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	2,240,000
B-	3,000		Trimas Corp., 9.875%, 6/15/12	2,985,000

				18,832,950

			Media—8.4%
NR	2,360		Cablecom Luxembourg, 4.898%, 7/15/05	3,031,762
CCC+	3,500		CBD Media Inc., 8.625%, 6/01/11	3,447,500
CCC+	880		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	880,000
BBB	6,685	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,257,550
BB-	6,000	[3]	CSC Holdings, Inc., 7.875%, 12/15/07	6,135,000
B	1,300		Dex Media East, LLC, 12.125%, 11/15/12	1,534,000
			Echostar DBS Corp.,
BB-	2,000		5.75%, 10/01/08	1,970,000
BB-	5,100	[3]	6.35%, 10/01/08	5,214,750
B-	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,062,500
B	800		Intelsat Ltd., 5.25%, 11/01/08 (Bermuda)	724,000
B-	3,250		Nextmedia Operating, Inc., 10.75%, 7/01/11	3,477,500
B+	2,737		PanAmSat Corp., 9.00%, 8/15/14	2,860,165
B1	2,500	[2]	Paxson Communications Corp., 5.891%, 1/15/10	2,475,000
B	550	[2]	Penn National Gaming, Inc., 6.75%, 3/01/15	525,250
B	470	[2]	Radio One, Inc., 6.375%, 2/15/13	455,900
			Rainbow National Services LLC,
B+	925	[2]	8.75%, 9/01/12	989,750
B+	4,985	[2]	10.375%, 9/01/14	5,620,588
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,050,000
			Vertis, Inc.,
CCC	2,120		10.875%, 6/15/09	1,886,800
Caa2	465	[2]	13.50%, 12/07/09	313,875
CCC	1,375		WRC Media, Inc., 12.75%, 11/15/09	1,333,750
CCC	2,640		Young Broadcasting, Inc., 10.00%, 3/01/11	2,659,800

				59,905,440

			Real Estate—1.3%
			American Real Estate Partners LP,
BB	1,480	[2,3]	7.125%, 2/15/13	1,450,400
BB	5,860	[3]	8.125%, 6/01/12	5,918,600
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,929,660

				9,298,660

			Technology—3.1%
B-	2,708		Amkor Tech. Inc., 7.75%, 5/15/13	2,125,780
B-	4,000		Fasten Tech Inc., Senior Subordinated Note, 11.50%, 5/01/11	4,300,000
Ba2	3,972	[3]	Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	3,783,330
B1	3,830		Lucent Technologies, Inc., 6.50%, 1/15/28	3,274,650
Ba3	500	[2]	MagnaChip Semiconductor SA, 6.26%, 12/15/11 (Luxembourg)	467,500
B1	485	[2]	Sanmina-SCI Corp., 6.75%, 3/01/13	438,925
B	3,515		Superior Essex Communications LLC, 9.00%, 4/15/12	3,532,575
B-	1,160	[2]	UGS Corp., 10.00%, 6/01/12	1,247,000
BB+	3,000	[3]	Unisys Corp., 6.875%, 3/15/10	2,865,000

				22,034,760

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—4.2%
			Cincinnati Bell, Inc.,
B1	$540		7.25%, 7/15/13	$523,800
B	930		8.375%, 1/15/14	888,150
A-	5,000	[3]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	5,804,000
B-	860	[2]	Hawaiian Telcom Communications, Inc., zero coupon, 5/01/13	852,475
			Intelsat Ltd.,
B+	1,100	[2]	7.794%, 1/15/12 (Bermuda)	1,111,000
B+	2,360	[2]	8.25%, 1/15/13 (Bermuda)	2,360,000
B+	2,850	[2]	8.625%, 1/15/15 (Bermuda)	2,878,500
B	4,000	[2]	Qwest Communications Intl., Inc., 6.294%, 2/15/09	3,950,000
			Qwest Corp.,
BB	1,000	[2]	7.875%, 9/01/11	1,012,500
BB	6,000	[2,3]	9.125%, 3/15/12	6,360,000
B+	1,320	[2]	Qwest Services Corp., 14.00%, 6/01/05	1,491,600
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	470,350
CCC	2,030		Rural Cellular Corp., 9.875%, 2/01/10	2,050,300

				29,752,675

			Transportation—1.2%
B	1,475	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,438,123
B3	140	[2]	Horizon Lines LLC, 9.00%, 11/01/12	147,000
B+	500		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	510,000
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,831,500
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	3,195,900
BB-	1,150		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	1,069,500

				8,192,023

			Total Corporate Bonds	454,059,824

			Bank Loans—45.3%
			Aerospace & Defense—0.2%
	1,473		Transdigm, Inc., Term Loan, LIBOR + 2.25%, 7/22/10	1,491,953

			Automotive—1.2%
	495		CSK Automotive, Inc., Term Loan C, LIBOR + 2.00%, 6/19/09	499,125
	1,241		Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 6/23/11	1,260,785
			Goodyear,
	500		Term Loan, LIBOR + 2.75%, 4/30/10	495,090
	2,000		Term Loan, LIBOR + 3.50%, 4/01/11	1,894,166
	1,000		Polar Corp., Term Loan, LIBOR, 6/15/10	1,015,000
	567		Tenneco Automotive, Term Loan B-1, LIBOR + 2.25%, 12/12/10	577,292
	2,494		TRW Automotive Acquisitions Corp., Term Loan B, LIBOR + 1.50%, 6/30/12	2,496,244

				8,237,702

			Basic Materials—2.5%
	1,263		Boise Cascade LLC, Term Loan D, LIBOR + 1.75%, 10/29/11	1,272,632
			Celanese AG,
	1,213		Term Loan, LIBOR + 2.25%, 4/06/11	1,232,673
	996		Term Loan B, LIBOR + 2.25%, 4/06/11	1,012,424
	287		Term Loan C, 0.75% Commitment Fee, 4/06/11	291,602
	3,000		Cognis, Term Loan, LIBOR + 4.75%, 11/15/13	3,105,000
	1,750		Huntsman Intl. LLC, Term Loan B-1, LIBOR + 2.50%, 12/31/10	1,776,250
	1,829		Huntsman LLC, Term Loan, LIBOR + 3.50%, 3/31/10	1,853,660
	925		INEOS Group Holdings PLC, Term Loan C, LIBOR + 3.50%, 4/26/09	928,777
	2,497		Nalco Chemical Co., Term Loan B, LIBOR + 2.00%, 11/04/10	2,531,794
	1,000		Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.25%, 7/30/12	1,010,417
	1,260		Rollcoater, Term Loan, LIBOR + 3.25%, 11/30/10	1,253,368
	480		SGL Carbon LLC, Term Loan, LIBOR + 3.00%, 12/31/09	488,650
	985		USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 8/11/08	988,078

				17,745,325

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		Building & Development—0.8%
	$1,500	Custom Building Products, Term Loan, LIBOR + 5.00%, 4/30/12	$1,488,750
	519	Juno Lighting, Inc., Term Loan, LIBOR + 5.50%, 5/21/11	528,175
	1,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	1,003,500
		Nortek, Inc.,
	496	Term Loan, LIBOR + 2.25%, 8/27/11	502,040
	1	Term Loan, PRIME + 1.25%, 8/27/11	1,264
	500	Penn Engineering, Term Loan, LIBOR, 4/30/11	500,000
		Ply Gem Industries, Inc.,
	62	CAD Term Loan, LIBOR + 2.50%, 2/12/11	61,750
	1,918	Term Loan, LIBOR + 2.50%, 2/12/11	1,918,360

			6,003,839

		Conglomerates—2.2%
	1,995	Colfax Corp., Term Loan B, LIBOR + 2.25%, 5/30/09	2,014,950
	1,489	Honeywell Security Group, Term Loan B, LIBOR + 4.00%, 6/28/10	1,503,638
		Invesys Intl. Holdings Ltd.,
	984	Term Loan, LIBOR, 3/05/09	979,254
	4,250	Term Loan, LIBOR + 4.75%, 11/30/09	4,335,000
	1,977	Term Loan B1, LIBOR + 3.50%, 9/05/09	2,004,343
	302	Precise Technology, Inc., Term Loan, LIBOR + 3.00%, 3/31/11	304,956
	1,253	Quintiles Transnational Corp., Term Loan B, LIBOR + 4.25%, 9/25/09	1,255,955
	1,000	St. John Knits Intl, Inc., Term Loan B, LIBOR + 2.50%, 3/18/12	1,007,500
	1,970	Trimas Corp., Term Loan B, LIBOR + 3.50%, 12/31/09	1,997,475

			15,403,071

		Consumer Products—8.1%
	1,058	Alimentation Couche Tard, Inc., Term Loan, LIBOR + 1.75%, 12/17/10	1,072,584
		Berkline/BenchCraft Holdings, LLC,
	1,000	Term Loan B, PRIME + 8.00%, 10/31/11	1,000,000
	1,000	Term Loan B, PRIME + 8.00%, 4/30/12	1,022,500
	500	Buffets, Inc., Term Loan, LIBOR + 3.0925%, 6/28/09	502,500
	748	Central Garden & Pet, Term Loan, LIBOR + 1.75%, 5/31/09	755,590
	1,068	CKE Restaurants, Inc., Term Loan, LIBOR + 2.50%, 5/01/10	1,078,695
	415	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 7/07/11	421,918
	2,244	Delaware Labs, Term Loan, LIBOR + 2.25%, 7/27/11	2,256,371
	1,000	Denny’s Corp., Term Loan, LIBOR, 9/30/10	1,029,375
	498	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/05/09	505,584
		Dole Food Co., Inc.,
	881	Term Loan B, LIBOR + 2.25%, 4/18/12	887,210
	1,034	Term Loan B, PRIME + 0.50%, 4/18/12	1,041,650
	499	Douglas Dynamics, Term Loan, LIBOR + 2.00%, 12/16/10	499,997
	3,083	Dr. Pepper Bottling Co. of Texas, Term Loan B, LIBOR + 2.25%, 12/19/10	3,131,002
	750	Endurance Business, Term Loan B, LIBOR + 2.75, 3/08/12	760,313
	1,000	Eye Care Centers of America, Term Loan, LIBOR + 3.00%, 2/16/12	1,013,125
	500	IAP, Term Loan, LIBOR + 2.75%, 3/31/11	500,625
	1,115	Jarden Corp., Term Loan, LIBOR + 2.00%, 1/24/12	1,119,561
	795	Keystone Foods Holdings, LLC, Term Loan, LIBOR + 1.75%, 6/16/11	803,415
	880	Knoll, Inc., Term Loan, LIBOR + 3.00%, 9/29/11	889,900
		KOSA B.V.,
	1,850	Term Loan B-1, LIBOR + 2.75%, 4/29/11	1,883,965
	803	Term Loan B-2, LIBOR + 2.75%, 4/29/11	817,390
	922	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/10/11	931,434
		Le Nature, Inc.,
	1,658	Term Loan B, LIBOR + 3.00%, 5/30/10	1,682,453
	4	Term Loan B, PRIME + 2.00%, 5/30/10	4,259
	2,738	Michael Foods, Inc., Term Loan B, LIBOR + 2.25%, 11/21/10	2,772,483
	975	Nice Pak Products, Inc., Term Loan, LIBOR + 3.50%, 6/15/10	985,969
	748	Ntelos, Inc., Term Loan, LIBOR + 2.50%, 8/25/11	746,567
		Olympus Cable Holdings, LLC,
	2,000	Term Loan A, PRIME + 1.25%, 6/30/10	1,974,286
	3,500	Term Loan B, PRIME + 2.00%, 9/30/10	3,461,875

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		Consumer Products—(cont’d)
		Oriental Trading Co., Inc.,
	$500	Term Loan, LIBOR + 4.75%, 1/08/11	$505,313
	2,707	Term Loan B, LIBOR + 2.50%, 8/06/10	2,735,887
	2,985	OSI Group, LLC, Term Loan B, LIBOR + 2.25%, 9/02/11	3,018,581
	1,791	Pantry, Inc., The, Term Loan B, LIBOR + 2.25%, 3/12/11	1,818,174
	910	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 6/30/10	918,342
	500	PQ Corp., Term Loan, LIBOR + 2.00%, 2/11/12	505,625
		Prestige Brands Holdings, Inc.,
	1,481	Term Loan B, LIBOR + 2.25%, 4/06/11	1,499,148
	4	Term Loan B, PRIME + 1.25%, 4/06/11	3,795
	988	Propex Fabrics, Inc., Term Loan, LIBOR + 2.25%, 11/30/11	992,438
	3,487	R.H. Donnelley, Inc., Term Loan D, LIBOR + 1.75%, 6/30/11	3,528,459
	500	Sealy, Term Loan D, LIBOR + 1.75%, 4/06/12	501,250
	1,000	Select Medical Corp., Term Loan, LIBOR + 1.75, 2/24/12	997,000
	733	Stewart Enterprises Inc., Term Loan B, LIBOR + 1.75%, 11/19/11	741,181
	3,193	Tempur Pedic, Inc., Term Loan B, LIBOR + 2.25%, 6/30/09	3,221,065
	1,000	Travel Centers of America, Inc., Term Loan, LIBOR + 1.75%, 12/01/11	1,007,500

			57,546,354

		Containers & Packaging—2.4%
	868	Bway Corp., Term Loan, LIBOR + 2.25%, 6/30/11	879,573
		FlexSol Packaging Corp.,
	988	Term Loan, LIBOR + 1.50%, 11/30/11	982,563
	1,000	Term Loan, LIBOR + 5.50%, 11/30/12	995,000
		Graham Packaging Co., Inc.,
	1,995	Term Loan B, LIBOR + 2.50%, 10/07/11	2,019,225
	2,000	Term Loan C, PRIME + 4.25%, 4/07/12	2,045,500
	1,383	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 6/30/10	1,400,969
		Owens-Illinois Group, Inc.,
	3,256	Term Loan A, LIBOR + 2.75%, 4/01/07	3,305,280
	503	Term Loan C1, LIBOR + 2.75%, 4/01/08	511,503
	2,470	Silgan Holdings, Inc., Term Loan B, PRIME + 1.75%, 11/30/08	2,496,705
	568	Smurfit Stone Container Corp., Term Loan, LIBOR + 2.10%, 11/01/11	576,869
	1,980	Solo Cup, Inc., Term Loan, LIBOR + 2.00%, 2/27/11	2,002,275

			17,215,462

		Ecological Services & Equipment—0.8%
		Allied Waste NA, Inc.,
	2,736	Term Loan, LIBOR + 2.00%, 1/15/12	2,739,907
	1,014	Term Loan, LIBOR + 2.00%, 2/24/12	1,014,274
	1,944	Envirosolutions, Inc., Term Loan, LIBOR + 4.50%, 3/01/09	1,938,768

			5,692,949

		Energy—1.8%
	429	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	432,000
	768	Calpine Corp., Term Loan, LIBOR + 5.75%, 7/16/07	544,160
	992	Camp Industries, Term Loan A, LIBOR + 3.25%, 8/30/11	991,935
	1,000	Cogentrix, Loan, LIBOR, 4/11/12	1,002,000
	2,000	Dyncorp International LLC, Loan Term, LIBOR + 2.75% 2/11/11	2,011,666
		El Paso Corp.,
	375	LOC, LIBOR + 2.77%, 11/30/07	377,187
	995	Term Loan B, LIBOR + 2.75%, 11/30/09	623,617
	1,894	Getty Petroleum Marketing, Inc., Term Loan, LIBOR + 3.25%, 5/19/10	1,927,337
	433	Pike Electric, Inc., Term Loan B, LIBOR + 2.25%, 7/01/12	439,021
	2,743	Reliant Energy, Inc., Term Loan, LIBOR + 2.375%, 4/30/10	2,741,411
	500	Trout Coal Holdings LLC, Loan Term, PRIME + 4.00%, 3/31/12	508,125
	1,000	Universal Compression, Term Loan B, LIBOR + 1.75%, 2/15/12	1,013,125

			12,611,584

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		Entertainment & Leisure—1.7%
	$993	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 6/30/11	$1,003,976
	2,849	Greektown Casino LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	2,853,557
	495	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR + 2.00%, 12/24/10	501,816
	985	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 7/31/11	998,958
	5,000	MGM, Term Loan B, LIBOR + 2.25%, 4/08/12	5,001,564
	1,003	Wyndham Intl., Inc., Term Loan II, LIBOR + 5.75%, 4/01/06	1,002,857
	1,000	Wynn Resorts, Term Loan, LIBOR + 2.125%, 2/15/12	1,014,063

			12,376,791

		Financial Institutions—1.5%
	956	CCC Information Services, Inc., Term Loan, LIBOR + 3.00%, 8/20/10	965,119
	959	Conseco, Inc., Term Loan, LIBOR + 3.50%, 6/22/10	974,483
	3,275	Fidelity National, Term Loan B, LIBOR + 1.75%, 3/9/13	3,261,081
	1,629	Global Cash Access, LLC, Term Loan, LIBOR + 2.25%, 3/10/10	1,651,243
	1,455	Jostens, Inc., Term Loan B, LIBOR + 2.25%, 10/4/11	1,475,309
	1,985	SBA Senior Finance, Inc., Term Loan, LIBOR + 2.75%, 10/31/08	2,018,497
	475	Universal American Financial Corp., Term Loan, LIBOR + 2.25%, 3/31/09	477,375

			10,823,107

		Forest Products—1.4%
		MDCP Acquisitions,
	3,703	Term Loan B3, LIBOR + 2.75%, 12/31/08	3,707,139
	3,703	Term Loan C3, LIBOR + 2.75%, 10/31/11	3,714,986
		SP Newsprint Co.,
	1,611	Term Loan B, LIBOR, 1/09/08	1,621,181
	858	Term Loan, LIBOR + 3.00%, 1/08/10	862,999

			9,906,305

		Health Care—4.4%
	2,780	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 4/30/11	2,781,558
	199	Ameripath, Inc., Term Loan, LIBOR + 3.25%, 3/27/10	199,762
	938	Colgate Medical, Ltd., Term Loan B, LIBOR + 2.00%, 12/30/08	946,875
	2,985	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	3,014,229
	2,524	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 6/30/10	2,556,100
	469	DJ Orthopedics, LLC, Term Loan, LIBOR + 2.25%, 5/15/09	476,953
	496	Fisher Scientific Intl., Inc., Term Loan B, LIBOR + 1.50%, 8/02/11	500,385
		HealthSouth Corp.,
	638	LOC, LIBOR + 2.50%, 2/28/10	640,289
	2,363	Term Loan, LIBOR + 2.50%, 3/15/10	2,372,836
	750	Healthtronics, Inc., Term Loan B, LIBOR + 1.75%, 3/23/11	748,125
	993	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	1,006,974
	2,985	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 7/30/11	3,028,375
	1,704	Kinetic Concepts, Inc., Term Loan B2, LIBOR + 1.75%, 8/11/10	1,728,241
		Macerich Partnership, LP,
	500	Interim Term Loan, PRIME + 0.50%, 4/11/06	500,000
	1,000	Term Loan, PRIME + 0.50%, 4/11/10	998,750
	496	Medical Device Manufacturing, Inc., Term Loan B, LIBOR + 2.25%, 6/30/10	500,592
	1,144	NDC Health Corp., Term Loan, LIBOR + 3.00%, 11/26/08	1,155,415
	998	Pacificare Health Systems, Inc., Term Loan B, LIBOR + 1.50%, 12/13/10	1,003,423
	2,096	Vanguard Health Systems, Term Loan 2, LIBOR + 3.25%, 9/30/11	2,131,624
		Warner Chilcott,
	1,239	Term Loan B, PRIME + 1.75%, 1/18/12	1,248,592
	945	Term Loan B, LIBOR + 2.75%, 1/18/12	951,427
	880	Term Loan C, LIBOR + 2.75%, 1/18/12	886,500
	406	Term Loan D, LIBOR + 2.75%, 1/18/12	409,538
	530	Term Loan, 1.375% Commitment Fee, 1/18/12	533,943
	993	Wellcare Holdings, Inc., Term Loan, LIBOR + 4.00%, 5/13/09	997,463

			31,317,969

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)	Description	Value

		Industrials—2.4%
	$286	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	$290,223
	990	Arinc, Inc., Term Loan B, LIBOR + 2.00%, 3/10/11	1,003,613
	1,500	Atlantis Plastics, Inc., Term Loan, LIBOR + 2.75%, 9/30/11	1,514,375
	3,214	Buhrmann U.S., Inc., Term Loan C1, LIBOR + 2.25%, 12/31/10	3,270,712
	1,557	Exide Technologies, Term Loan, LIBOR + 3.50%, 5/05/10	1,568,483
		New Flyer, Inc.,
	381	Term Loan, LIBOR + 2.75%, 2/27/10	385,714
	1,036	Term Loan B, LIBOR + 2.75%, 2/27/10	1,047,896
	935	Novelis, Inc., Term Loan B, LIBOR + 1.75%, 1/06/12	947,679
		Sensus Metering Systems, Inc.,
	1,278	Term Loan B1, LIBOR + 2.50%, 12/17/10	1,285,717
	192	Term Loan B2, LIBOR + 2.50%, 12/17/10	192,857
	1,815	United Rentals Inc., Term Loan B, LIBOR + 2.25%, 2/14/11	1,838,256
		Williams Scotsman, Inc.,
	1,866	Term Loan, LIBOR + 3.00%, 12/31/06	1,889,533
	7	Term Loan, PRIME + 1.75%, 12/31/06	7,155
	1,996	Worldspan, LP, Term Loan, LIBOR + 2.75%, 2/16/10	1,940,678

			17,182,891

		Media—7.7%
	500	Adams Outdoor, Term Loan, LIBOR + 2.00%, 10/18/12	506,875
	1,750	American Lawyers Media, Inc., Term Loan, LIBOR, 3/05/10	1,745,625
	4,000	Century TCI California LP, Term Loan B, PRIME + 2.00%, 12/31/09	3,952,856
	3,474	Charter Communications Operating, LLC, Term Loan B, LIBOR + 3.25%, 4/27/11	3,432,499
	2,049	Dex Media East, LLC, Term Loan A, LIBOR + 1.75%, 11/08/08	2,072,461
		Dex Media West, LLC,
	1,044	Term Loan A, LIBOR + 2.00%, 9/09/09	1,057,128
	3,981	Term Loan B, LIBOR + 1.75%, 3/09/10	4,032,324
	3,500	DirecTV Holdings LLC, Term Loan B, LIBOR + 1.50%, 4/13/13	3,508,750
	2,993	Emmis Operating Co., Term Loan B, LIBOR, 11/10/11	3,027,829
	1,750	Freedom Communications, Inc., Term Loan, LIBOR + 1.75%, 5/18/12	1,750,000
	5,925	Insight Midwest Holdings, LLC, Term Loan, LIBOR + 2.75%, 12/31/09	6,007,825
	3,975	Mediacom Communications Corp., Term Loan B, LIBOR + 2.50%, 9/30/10	3,975,620
	1,990	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,010,610
	1,946	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,954,024
	2,000	Newpage Corp., Term Loan B, PRIME + 2.00%, 5/02/11	2,008,750
	2,054	Nexstar Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	2,062,644
	3,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 5/19/12	3,022,500
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 3/31/12	2,528,125
		Relizon Co., The,
	1,143	Term Loan, LIBOR + 3.00%, 2/20/11	1,144,135
	124	Term Loan B1, LIBOR, 2/20/11	124,895
	2,000	Satbirds Finance, Term Loan, LIBOR + 4.25%, 10/15/13	2,556,379
	1,980	Warner Music Group, Corp., Term Loan B, LIBOR, 4/08/11	1,993,860

			54,475,714

		Real Estate—1.0%
	1,217	Crescent Real Estate Equities LP, Term Loan, LIBOR + 2.25%, 1/12/06	1,225,086
		General Growth Properties,
	2,000	Term Loan A, LIBOR + 2.25%, 11/12/07	2,008,126
	3,484	Term Loan B, LIBOR + 2.25%, 11/12/08	3,504,550

			6,737,762

		Technology—1.1%
	1,000	Alaska Communications Systems Holdings, Inc., Term Loan, LIBOR + 2.00%, 1/31/12	1,007,813
	500	Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/01/11	501,875
	500	Gentek Corp., Term Loan, LIBOR + 5.75%, 3/15/12	487,813
	1,000	Hilite International, Term Loan, LIBOR + 4.00%, 4/15/10	1,005,000
	3,235	Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07	3,253,693
	1,489	Verifone, Inc., Term Loan B, LIBOR + 2.50%, 6/30/11	1,496,194

			7,752,388

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—3.2%
	$1,000		Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 8/04/12	$1,020,417
	1,000		Cellnet Technology, Inc., Term Loan, LIBOR + 3.00%, 4/30/12	1,000,000
	1,487		Centennial Cellular Operating Co., Term Loan B, LIBOR + 2.25%, 2/09/11	1,503,758
	1,485		Consolidated Communications, Inc., Term Loan C, LIBOR + 2.50%, 10/14/11	1,492,425
	1,000		Fairpont Communications, Inc., Term Loan, LIBOR + 2.00%, 2/08/12	1,009,750
	998		Intelsat Zeus, Ltd., Term Loan, LIBOR + 1.75%, 7/28/11	1,003,485
	2,000		Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 2.00%, 11/30/11	2,016,666
	2,500		Nextel Partners Operating Corp., Term Loan C, LIBOR + 2.50%, 5/31/11	2,533,333
	5,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	5,137,500
	1,960		Valor Telecommunications, Term Loan B, LIBOR + 2.00%, 2/14/12	1,980,417
	250		Westcom, Term Loan B, LIBOR + 2.75%, 12/31/10	250,000
	3,970		Western Wireless Corp., Term Loan B, LIBOR + 3.00%, 5/31/11	3,984,888

				22,932,639

			Transportation—0.7%
	993		Kenan Advantage Group, Inc., Term Loan, LIBOR + 3.50%, 6/30/10	1,007,388
	1,000		Sirva Worldwide, Inc., Term Loan, LIBOR + 2.00%, 12/01/10	981,250
	632		Transport Industries, LP, Term Loan B, LIBOR + 4.00%, 6/13/10	631,731
	2,000		UPC Distribution Corp., Term Loan, LIBOR + 2.75%, 9/30/12	1,998,571

				4,618,940

			Other—0.2%
	1,247		Isle of Capri, Term Loan, LIBOR + 1.75%, 2/04/11	1,262,149

			Total Bank Loans	321,334,894

			Mortgage Pass-Through Securities—22.5%
			Federal National Mortgage Assoc.,
	4,956	[3]	4.532%, 1/01/34	5,061,664
	12,983	[3]	5.50%, 12/01/28-11/01/33	13,124,873
	17,000	[3]	7.25%, 1/15/10	19,163,590
	121,700		5.00%, TBA	122,536,688

			Total Mortgage Pass-Through Securities	159,886,815

			Interest Only Asset-Backed Securities—1.4%
			Sterling Coofs Trust,
	67,692		Ser. 1, 4/15/29	5,796,149
	54,298		Ser. 2, 3/30/30	4,289,521

			Total Interest Only Asset-Backed Securities	10,085,670

			Interest Only Mortgage-Backed Securities—0.4%
	16,255	[3]	Federal National Mortgage Assoc., Ser. 64, Class QI, 1/25/33	3,000,591

			Commercial Mortgage-Backed Securities—0.1%
BB+	1,000	[2]	Bear Stearns Commercial Mortgage Secs., Inc., Class K, 5.45%, 5/14/16	989,920

			Asset-Backed Securities—3.4%
AAA	2,080		Citibank Credit Card Issuance Trust, Class A5, 2.50%, 4/07/08	2,058,472
AAA	6,900	[3]	DaimlerChrysler Auto Trust, Ser. B, Class A3, 2.25%, 8/08/07	6,852,635
AAA	7,125	[3]	Honda Auto Receivables, Class A3, 2.30%, 10/18/07	7,049,254
AAA	7,910		MBNA Credit Card Master Note Trust, Class A1, 5.75%, 10/15/08	8,074,708

			Total Asset-Backed Securities	24,035,069

			Collateralized Mortgage Obligation Securities—2.3%
			GSR Mortgage Loan Trust,
AAA	8,346	[3]	Ser. 10, Class 2A1, 10/25/33	8,078,866
AAA	8,261	[3]	Ser. 13, Class 1A1, 1/25/05	8,079,127

			Total Collateralized Mortgage Obligation Securities	16,157,993

			Foreign Government Bonds—2.6%
B	1,429		Bolivarian Republic of Venezuela, 3.625%, 6/20/05	1,421,367
BB	5,000		Republic of Colombia, 9.75%, 4/23/09	5,510,000
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,725,000
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,475,000

			Total Foreign Government Bonds	18,131,367

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			U.S. Government and Agency Securities—6.4%
			U.S. Treasury Notes,
	$20,425	[3]	3.375%, 12/15/08-9/15/09	$20,121,761
	10,000	[3]	3.75%, 3/31/07	10,020,300
	6,000	[3]	3.875%, 5/15/09	6,009,360
	8,660	[3]	4.25%, 11/15/13	8,724,950

			Total U.S. Government and Agency Securities	44,876,371

	Units

			Warrants—0.0%
	10	[4]	Reliant Resources, Inc., Expires 8/25/08, Strike price $0.001, 1 Share for 1 warrant	0

			Total Long-Term Investments (cost $1,050,272,054)	1,052,558,514

	Principal
	Amount
	(000)

			BORROWED BONDS—0.2%
			Corporate Bond—0.2%
			Energy—0.2%
BB-	1,348	[3]	Chesapeake Energy Corp., 3.00%, 5/16/05 (cost $1,348,050)	1,348,050

			Total investments—148.6%	$1,053,906,564
			Liabilities in excess of other assets—(48.6)%	(344,578,976)

			Net Assets—100%	$709,327,588

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2005, the Trust held 15.3% of its net assets, with a current market value of $108,378,534, in securities restricted as to resale.

[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[4]	Illiquid security.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA – To be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2005
BlackRock Strategic Bond Trust (BHD)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—142.5%
			Corporate Bonds—136.3%
			Aerospace & Defense—6.4%
NR	$250		AAR Corp., Ser. A2, 8.39%, 5/15/11	$255,000
B-	30		BE Aerospace, Inc., 8.875%, 5/01/11	30,375
BBB+	2,000	[2]	Lockheed Martin Corp., 8.50%, 12/01/29	2,777,140
BBB	1,000	[2]	Northrop Grumman Corp., 7.125%, 2/15/11	1,124,390
BBB-	650		Raytheon Co., 4.85%, 1/15/11	654,953
BB-	350		Sequa Corp., 8.875%, 4/01/08	362,250
A	1,000	[2]	United Technologies Corp., 6.35%, 3/01/11	1,096,890

				6,300,998

			Automotive—4.0%
B-	180	[3]	Accuride Corp., 8.50%, 2/01/15	170,100
BB+	120		Arvinmeritor, Inc., 8.75%, 3/01/12	111,600
B	50	[3]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	43,500
A3	1,000	[2]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,069,370
CCC+	1,000		Delco Remy Intl., Inc., 11.00%, 5/01/09	910,000
B	110		Delphi Corp., 6.50%, 5/01/09	86,900
B-	530		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	461,100
B3	80		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	72,400
CCC+	200	[3]	Metaldyne Corp., 10.00%, 11/01/13	170,000
BB	110	[3]	Navistar Intl. Corp., 6.25%, 3/01/12	100,100
BB-	717		TRW Automotive, Inc., 9.375%, 2/15/13	742,095

				3,937,165

			Basic Materials—8.7%
BB-	150		Abitibi-Consolidated, Inc., 8.375% 4/01/15 (Canada)	135,750
B+	60		Alaska Steel Corp., 7.75%, 6/15/12	53,400
BB	415		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	406,700
B-	2,000		Caraustar Industries, Inc., 9.875%, 4/01/11	1,975,000
BB-	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	120,300
			Huntsman LLC,
BB-	50		11.625%, 10/15/10	57,000
B	99	[3]	12.00%, 7/15/12	113,355
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	79,625
CCC+	645	[3]	Innophos, Inc., 8.875%, 8/15/14	665,963
B	1,500		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	1,537,500
			Lyondell Chemical Co.,
BB-	1,800		9.50%, 12/15/08	1,917,000
BB-	130		10.50%, 6/01/13	149,500
B-	110		Nalco Co., 8.875%, 11/15/13	114,400
B3	300	[3]	NewPage Corp., 10.00%, 5/01/12	293,250
B-	110	[3]	PQ Corp., 7.50%, 2/15/13	105,050
CCC+	470		Rhodia SA, 8.875%, 6/01/11 (France)	448,850
BBB	441		Weyerhaeuser Co., 6.125% 3/15/07	452,951

				8,625,594

			Building & Development—4.4%
Ba1	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,065,000
B-	775	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	687,813
CCC+	600		Nortek, Inc., 8.50%, 9/01/14	531,000
BB+	2,000		Schuler Homes, Inc., 9.375%, 7/15/09	2,100,000

				4,383,813

			Conglomerates—1.6%
A	325		Honeywell Intl., Inc., 7.50%, 3/01/10	368,605
BB-	30		Stena AB, 7.00%, 12/01/16 (Sweden)	27,825
BBB	1,132	[2]	Tyco Intl. Group SA, 6.375%, 2/15/06 (Luxembourg)	1,152,920

				1,549,350

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Consumer Products—8.6%
B3	$90		ALH Finance LLC, 8.50%, 1/15/13	$83,925
BBB-	2,000		Autonation, Inc., 9.00%, 8/01/08	2,180,000
CCC-	120		Duane Reade, Inc., 9.75%, 8/01/11	103,200
B+	470		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	432,400
BBB+	1,000	[2]	General Mills, Inc., 5.125%, 2/15/07	1,016,980
B	320		Gold Kist, Inc., 10.25%, 3/15/14	363,200
BBB+	575		Kellogg Co., Ser. B, 6.00%, 4/01/06	586,080
B-	460	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	437,000
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	397,100
B-	270	[3]	Levi Strauss & Co., 7.73%, 7/01/05	252,450
B2	480	[3]	Movie Gallery, Inc., 11.00%, 5/01/12	475,200
B-	500		Pantry, Inc., The, 7.75%, 2/15/14	492,500
B-	425	[3]	Rite Aid Corp., 6.125%, 6/28/05	390,225
B	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,365,000

				8,575,260

			Containers & Packaging—2.4%
			Constar Intl., Inc.,
B	140	[3]	6.149%, 5/11/05	135,100
B-	350		11.00%, 12/01/12	308,875
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13 (France)	1,150,000
B3	870		Pliant Corp., 11.125%, 9/01/09	791,700

				2,385,675

			Ecological Services & Equipment—2.0%
BB-	350	[3]	Allied Waste NA, Inc., 7.25%, 3/15/15	318,500
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,642,500

				1,961,000

			Energy—18.3%
B1	125		ANR Pipeline Co., 9.625%, 11/01/21	155,625
B+	750	[3]	Calpine Corp., 9.625%, 9/30/14	725,625
CCC+	70		Calpine Energy Finance LLC, 8.50%, 5/01/08 (Canada)	34,825
CCC+	60		Calpine Generating Co. LLC, 11.50%, 4/01/11	51,000
B+	390		CMS Energy Corp., 9.875%, 10/15/07	417,300
			Compagnie Generale de Geophysique SA, (France)
BB-	120	[3]	7.50%, 5/15/15	120,798
BB-	698		10.625%, 11/15/07	736,041
A-	1,000	[2]	ConocoPhillips Holding Co., 6.95%, 4/15/29	1,219,820
BBB+	1,000	[2]	Dominion Resources, Inc., 5.70%, 9/17/12	1,048,700
B	770		Dresser, Inc., 9.375%, 4/15/11	820,050
Baa2	250		DTE Energy Co., 7.05%, 6/01/11	278,580
B	535	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	549,713
			El Paso Corp.,
CCC+	165	[2]	7.75%, 1/15/32	150,150
CCC+	205		7.80%, 8/01/31	182,450
CCC+	40		7.875%, 6/15/12	38,700
B-	1,750		El Paso Production Holding Co., 7.75%, 6/01/13	1,745,625
B	90		Exco Resources, Inc., 7.25%, 1/15/11	88,875
BBB+	105		Exelon Corp., 6.75%, 5/01/11	115,296
BBB-	1,075	[2]	FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,266,930
B+	2,000		Hanover Equipment Trust, Ser. A, zero coupon, 9/01/08	2,075,000
B	200	[3]	Hilcorp Energy I LP, 10.50%, 9/01/10	221,000
			KCS Energy, Inc.,
B-	70		7.125%, 4/01/12	69,300
B-	125	[2]	7.125%, 4/01/12	123,750
			Midwest Generation LLC,
B+	445		8.56%, 1/02/16	485,050
B1	555		8.75%, 5/01/34	602,175
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	140,700
B	200	[3]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	200,000

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
BBB+	$250		Occidental Petroleum Corp., 6.75%, 1/15/12	$278,775
B	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	166,250
			Progress Energy, Inc.,
Baa2	1,000	[2]	6.75%, 3/01/06	1,023,170
Baa2	1,000	[2]	7.75%, 3/01/31	1,218,150
B	30	[3]	Range Resources Corp., 6.375%, 3/15/15	28,950
			Reliant Energy, Inc.,
BB-	240		6.75%, 12/15/14	211,800
BB-	100		9.25%, 7/15/10	102,000
BB+	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	31,875
B2	1,010		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	1,010,000
B2	320		Whiting Petroleum Corp., 7.25%, 5/01/13	316,800
B+	100		Williams Cos, Inc., 7.125%, 9/01/11	103,750

				18,154,598

			Entertainment & Leisure—4.2%
B	50		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	53,125
BB	150		MGM Mirage, 6.00%, 10/01/09	148,125
B	40		Poster Financial Group, Inc., 8.75%, 12/01/11	40,600
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,132,500
BB+	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,698,750
B-	605	[3]	WMG Holdings Corp., 7.385%, 6/15/05	619,369
B+	565	[3]	Wynn Las Vegas LLC, 6.625%, 12/01/14	524,037

				4,216,506

			Financial Institutions—21.8%
AA	185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	188,724
Aa3	1,000	[2]	Bank One Corp., 6.50%, 2/01/06	1,020,450
Aa3	650	[2,3]	Barclays Bank PLC, 8.55%, 9/15/05 (United Kingdom)	773,172
B-	250		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	275,625
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	333,512
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (Cayman Islands)	2,120,000
Aa1	3,000	[2]	Citigroup, Inc., 5.75%, 5/10/06	3,055,470
BB	590		Crum & Forster Holdings Corp., 10.375%, 6/15/13	640,150
			Fairfax Financial Holdings Ltd.,
BB	300		6.875%, 4/15/08 (Canada)	284,250
BB	200		7.75%, 4/26/12 (Canada)	183,000
			Ford Motor Credit Co.,
BBB	1,600	[2]	4.711%, 7/15/05	1,420,032
Baa2	750		5.80%, 1/12/09	698,197
BBB	125		7.25%, 10/25/11	116,144
AAA	2,000	[2]	General Electric Capital. Corp., 3.45%, 7/16/07	1,974,160
			General Motors Acceptance Corp.,
Baa2	250		6.75%, 1/15/06	252,305
Baa2	900		6.875%, 9/15/11	788,796
Baa2	300		8.00%, 11/01/31	250,083
AA	1,500	[2]	HSBC Bank USA, Inc., 3.875%, 9/15/09	1,468,665
B-	225	[3]	K&F Acquisition, Inc., 7.75%, 11/15/14	222,188
AAA	850	[2]	KFW Intl. Finance, Inc., 5.25%, 6/28/06	865,028
B-	20	[3]	KRATON Polymers LLC, 8.125%, 1/15/14	18,650
A	325		MetLife, Inc., 6.125%, 12/01/11	349,902
NR	993		Structured Asset Receivable Trust, 1.61%, 4/21/05	991,299
AAA	1,000	[2,3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	996,140
B-	290	[3]	UGS Corp., 10.00%, 6/01/12	311,750
B-	50	[3]	Universal City Florida Holding Co., 7.493%, 5/03/05	51,500
Aa1	2,000	[2]	Wells Fargo & Co., 3.50%, 4/04/08	1,961,760
BB-	50		Western Financial Bank, 9.625%, 5/15/12	54,250

				21,665,202

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Health Care—8.5%
B3	$10		Curative Health Services, Inc., 10.75%, 5/01/11	$7,700
B	240	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	189,600
NR	2,000		Healthsouth Corp., 7.375%, 10/01/06	2,000,000
B3	730		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	693,500
AA-	1,000	[2]	Merck & Co., Inc., 4.375%, 2/15/13	976,830
			Tenet Healthcare Corp.,
B	50		6.375%, 12/01/11	46,625
B	380		9.875%, 7/01/14	395,200
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,650,000
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	294,350
A-	1,000	[3]	WellPoint, Inc., 5.95%, 12/15/34	1,030,220
A	1,000	[2]	Wyeth, 6.50%, 2/01/34	1,123,690

				8,407,715

			Industrials—7.5%
B+	2,000		Cenveo Corp., 9.625%, 3/15/12	2,130,000
B-	1,035	[3]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	993,600
B-	595		ERICO Intl. Corp., 8.875%, 3/01/12	600,950
B-	195	[3]	Hexcel Corp., 6.75%, 2/01/15	187,200
B-	550	[3]	Hydrochem Industrial Services, Inc., 9.25%, 2/15/13	544,500
B-	260	[3]	NationsRent Cos., Inc., 9.50%, 5/01/15	260,650
CCC+	750	[3]	Park Ohio Industries, Inc., 8.375%, 11/15/14	637,500
			Rural/Metro Corp.,
CCC+	150	[3]	zero coupon, 3/15/16	72,000
CCC+	50	[3]	9.875%, 3/15/15	49,125
B3	350	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	350,000
B-	1,000		Trimas Corp., 9.875%, 6/15/12	995,000
B+	650		United Rentals NA, Inc., 7.00%, 2/15/14	581,750

				7,402,275

			Media—16.9%
NR	1,000	[4]	Adelphia Communications Corp., Ser. B, 10.50%, 12/31/49	880,000
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,234,300
CCC+	365		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	365,000
CCC+	1,775		Charter Communications Holdings LLC, 11.125%, 1/15/11	1,282,437
BBB	1,000	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,085,647
BB-	200		Echostar DBS Corp., 6.35%, 10/01/08	204,500
BBB	1,500	[2]	News America, Inc., 6.20%, 12/15/34	1,529,415
B-	220	[3]	Nexstar Finance, Inc., 7.00%, 1/15/14	201,300
B-	2,000		Nextmedia Operating, Inc., 10.75%, 7/01/11	2,140,000
B	150	[3]	Penn National Gaming, Inc., 6.75%, 3/01/15	143,250
			Primedia, Inc.,
B	501		7.625%, 4/01/08	501,000
B	150		8.00%, 5/15/13	150,000
B	70	[3]	Radio One, Inc., 6.375%, 2/15/13	67,900
			Rainbow National Services LLC,
B+	210	[3]	8.75%, 9/01/12	224,700
B+	1,920	[3]	10.375%, 9/01/14	2,164,800
BBB	1,000	[2]	TCI Communications, Inc., 7.875%, 2/15/26	1,236,540
			Vertis, Inc.,
CCC	875		10.875%, 6/15/09	778,750
Caa2	120	[3]	13.50%, 12/07/09	81,000
A-	85		Viacom, Inc., 6.625%, 5/15/11	91,229
CCC	1,500	[2]	WRC Media, Inc., 12.75%, 11/15/09	1,455,000
CCC	920		Young Broadcasting, Inc., 10.00%, 3/01/11	926,900

				16,743,668

			Real Estate—2.7%
			American Real Estate Partners LP,
BB	230	[3]	7.125%, 2/15/13	225,400
BB	860		8.125%, 6/01/12	868,600

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Real Estate—(cont’d)
A-	$500		ERP Operating LP, 6.95%, 3/02/11	$549,185
B1	1,000		Felcore Lodging LP, 9.00%, 6/01/05	1,065,000

				2,708,185

			Technology—4.4%
B-	1,000		Amkor Technology, Inc., 9.25%, 2/15/08	917,500
			MagnaChip Semiconductor SA, (Luxembourg)
Ba3	125	[3]	6.26%, 6/15/05	116,875
Ba3	250	[3]	6.875%, 12/15/11	227,500
B1	115	[3]	Sanmina-SCI Corp., 6.75%, 3/01/13	104,075
B	950		Superior Essex Communications LLC, 9.00%, 4/15/12	954,750
BB+	2,000		Unisys Corp., 8.125%, 6/01/06	2,042,500

				4,363,200

			Telecommunications—11.7%
A	1,000	[2]	Bellsouth Corp., 4.20%, 9/15/09	988,000
			Cincinnati Bell, Inc.,
B1	95		7.25%, 7/15/13	92,150
B	235		8.375%, 1/15/14	224,425
B3	1,000		Crown Castle Intl. Corp., 10.75%, 8/01/11	1,060,000
B-	130	[3]	Hawaiian Telcom Communications, Inc., zero coupon, 5/01/13	128,862
			Intelsat Ltd.,
B	550		5.25%, 11/01/08 (Bermuda)	497,750
B+	230	[3]	8.25%, 1/15/13 (Bermuda)	230,000
B+	475	[3]	8.625%, 1/15/15 (Bermuda)	479,750
B1	905		Lucent Technologies, Inc., 6.50%, 1/15/28	773,775
B-	135		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	123,187
BB	200	[3]	Qwest Corp., 7.875%, 9/01/11	202,500
B+	425	[3]	Qwest Services Corp., 14.00%, 6/14/05	480,250
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	86,913
CCC	350		Rural Cellular Corp., 9.875%, 2/01/10	353,500
A+	1,500	[2]	SBC Communications, Inc., 6.45%, 6/15/34	1,619,235
BBB+	1,000	[2,3]	Telecom Italia Cap., 4.95%, 9/30/14 (Luxembourg)	978,370
A+	2,000	[2]	Verizon New England, Inc., 6.50%, 9/15/11	2,161,260
A	1,000	[2]	Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,138,540

				11,618,467

			Transportation—2.2%
BBB+	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	597,280
B	395	[3]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	385,125
B3	50	[3]	Horizon Lines LLC, 9.00%, 11/01/12	52,500
B+	120		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	122,400
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	315,000
B	440		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	466,400
BB-	300		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	279,000

				2,217,705

			Total Corporate Bonds (cost $135,431,442)	135,216,376

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			U.S. Government and Agency Securities—4.1%
	$410	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	$463,300
			U.S. Treasury Notes,
	1,010	[2]	2.50%, 5/31/06	999,900
	933	[2]	2.625%, 11/15/06	919,882
	1,000	[2]	4.25%, 8/15/13	1,007,970
	710	[2]	4.75%, 5/15/14	740,289

			Total U.S. Government and Agency Securities (cost $4,068,647)	4,131,341

			Foreign Government Bonds—1.2%
Baa1	1,000	[2]	United Mexican States, 8.125%, 12/30/19	1,170,000

			Supranational—0.9%
AAA	850	[2]	European Investment Bank, 4.875%, 9/06/06	863,770

			Total investments—142.5% (cost $141,372,804)	$141,381,487
			Liabilities in excess of other assets—(42.5)%	(42,182,019)

			Net Assets—100%	$99,199,468

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2005, the Trust held 21.0% of its net assets, with a current market value of $20,841,524, in securities restricted as to resale.

[4]	Issuer is technically in default and/or bankruptcy.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) April 30, 2005

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Assets
Investments at value[2]	$44,745,996	$570,747,896
Cash	47,020	836,188
Foreign currency at value[3]	—	99,390
Receivable from investments sold	5,039,554	113,273,592
Variation margin receivable	—	354,587
Deposits with brokers as collateral for borrowed bonds	—	4,851,000
Receivable for open forward foreign currency contracts	—	6,174,884
Interest receivable	551,201	6,701,318
Unrealized appreciation on interest rate swaps	—	994,934
Unrealized appreciation on total return swaps	—	116,029
Unrealized appreciation on credit default swaps	—	—
Other assets	16,475	67,439

	50,400,246	704,217,257

Liabilities
Reverse repurchase agreement	—	70,622,638
Payable for investments purchased	5,027,420	212,911,871
Payable for dollar rolls	—	6,011,248
Loan payable	—	—
Investments sold short at value[4]	—	4,820,375
Outstanding options written at value[5]	—	1,763,848
TBA Sale Commitments[6]	—	315,191
Interest payable	—	810,998
Unrealized depreciation on interest rate swaps	—	—
Unrealized depreciation on total return swaps	—	—
Payable for open forward foreign currency contracts	—	6,087,605
Investment advisory fee payable	20,367	195,603
Administration fee payable	5,555	—
Deferred Directors’/Trustees’ fees	16,113	52,464
Payable to affiliates	7,266	17,709
Other accrued expenses	178,916	129,116

	5,255,637	303,738,666

Net Assets	$45,144,609	$400,478,591

Composition of Net Assets Applicable to Common Shareholders:
Par value	$29,571	$27,019
Paid-in capital in excess of par	38,787,677	386,197,188
Cost of shares held in treasury[7]	—	—
Undistributed (distributions in excess of) net investment income	7,516,077	(2,798,713)
Accumulated net realized gain (loss)	(1,390,671)	11,373,162
Net unrealized appreciation (depreciation)	201,955	5,679,935

Net assets applicable to common shareholders, April 30, 2005	$45,144,609	$400,478,591

Net asset value per common share[8]	$15.27	$14.82

[1]	Consolidated Statement of Assets and Liabilities
[2]	Investments at cost	$44,544,041	$567,719,224
[3]	Foreign currency at cost	—	100,771
[4]	Proceeds received	—	4,795,622
[5]	Premium received	—	2,694,970
[6]	Proceeds for TBA Commitments	—	315,021
[7]	Shares held in treasury	—	—
[8]	Common shares outstanding	2,957,093	27,018,774

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$66,974,466	$594,072,368	$620,566,480	$1,052,558,514	$141,381,487
66,017	805,818	227,845	99,190	58,378
—	—	—	2,586,107	—
1,604,375	172,097,457	12,675,881	49,058,288	848,425
—	262,338	221,625	—	—
—	14,980,488	90,798,376	1,348,050	—
—	—	—	8,314,067	—
1,524,954	7,593,024	5,567,125	14,948,558	2,891,905
—	280,531	—	—	—
—	—	—	—	—
—	3	—	—	—
39,451	141,828	141,285	62,238	26,585

70,209,263	790,233,855	730,198,617	1,128,975,012	145,206,780

—	64,711,688	190,252,525	248,299,506	45,058,067
1,156,746	252,508,045	9,070,532	39,940,924	679,196
—	—	—	122,194,406	—
20,750,000	—	—	—	—
—	15,111,874	91,116,246	—	—
—	1,907,236	1,794,659	—	—
—	45,478,524	3,592,967	—	—
58,062	1,491,549	1,981,879	334,390	72,707
—	—	113,998	—	—
—	32,036	32,637	—	—
—	—	—	8,202,248	—
42,623	200,323	231,063	478,555	65,023
1,968	66,876	97,016	—	—
23,307	118,521	137,303	35,117	10,301
—	10,557	51,634	—	5,881
52,542	143,663	162,967	162,278	116,137

22,085,248	381,780,892	298,635,426	419,647,424	46,007,312

$48,124,015	$408,452,963	$431,563,191	$709,327,588	$99,199,468

$6,408	$344,497	$638,862	$36,768	$7,054
93,620,333	406,532,068	529,738,062	700,832,171	100,520,098
—	(17,377,850)	—	—	—
(383,540)	984,461	(1,458,558)	1,249,676	(1,203,538)
(34,268,557)	9,233,841	(89,436,833)	4,699,869	(132,829)
(10,850,629)	8,735,946	(7,918,342)	2,509,104	8,683

$48,124,015	$408,452,963	$431,563,191	$709,327,588	$99,199,468

$7.51	$11.86	$6.76	$19.29	$14.06

$77,820,884	$587,578,882	$627,778,303	$1,050,272,054	$141,372,804
—	—	—	2,599,728	—
—	15,051,708	89,640,478	—	—
—	3,186,380	3,526,613	—	—
—	45,068,634	3,572,188	—	—
—	1,757,400	—	—	—
6,407,798	34,449,693	63,886,194	36,768,498	7,054,135

STATEMENTS OF OPERATIONS (unaudited) For the six months ended April 30, 2005

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Net Investment Income
Interest income	$1,517,260	$11,595,837
Dividend income	—	1,787

Total investment income	1,517,260	11,597,624

Expenses
Investment advisory	125,190	1,333,395
Administration	34,143	—
Transfer agent	5,381	7,421
Custodian	35,657	94,626
Reports to shareholders	8,105	65,160
Directors/Trustees	6,277	28,779
Registration	905	6,708
Independent accountants	16,047	20,536
Legal	19,185	29,870
Insurance	2,296	18,805
Miscellaneous	8,030	27,675

Total expenses excluding interest expense and excise tax	261,216	1,632,975
Interest expense	181,966	850,616
Excise tax	172,723	—

Total expenses	615,905	2,483,591
Less fees waived by Advisor	—	—
Less fees paid indirectly	—	(4,126)

Net expenses	615,905	2,479,465

Net investment income	901,355	9,118,159

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	862,309	4,598,886
Foreign currency	—	2,945,762
Futures	(42,750)	5,061,194
Interest rate swaps	—	(406,642)
Options written	—	403,969
Short sales	—	60,667

Total Realized Gain (Loss)	819,559	12,663,836

Net change in unrealized appreciation/depreciation on:
Investments	(2,366,948)	(12,927,586)
Foreign currency	—	340,988
Futures	(134,098)	(67,669)
Interest rate floors	—	—
Interest rate swaps	—	351,285
Options written	—	1,038
Short sales	—	(24,923)

	(2,501,046)	(12,326,867)

Net gain (loss)	(1,681,487)	336,969

Net Increase (Decrease) in Net Assets Resulting from Operations	$(780,132)	$9,455,128

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$3,061,994	$15,413,921	$18,994,833	$31,934,006	$4,671,250
2,472	5,926	3,994	1,092	347

3,064,466	15,419,847	18,998,827	31,935,098	4,671,597

370,084	1,234,589	1,403,066	2,808,939	474,578
35,246	205,574	323,784	—	—
7,964	14,480	45,612	8,869	7,421
36,043	67,077	90,193	166,364	29,470
15,276	52,401	76,791	87,110	15,888
6,208	29,561	38,734	39,639	6,878
5,596	9,260	22,082	11,483	6,979
16,697	37,349	31,648	19,291	17,137
4,214	28,162	29,731	46,067	8,577
2,485	19,204	23,971	35,811	3,861
6,488	37,530	50,632	30,493	9,574

506,301	1,735,187	2,136,244	3,254,066	580,363
295,889	1,207,462	2,292,384	2,298,910	327,621
—	—	—	—	—

802,190	2,942,649	4,428,628	5,552,976	907,984
—	—	—	—	(126,554)
(1,314)	(3,727)	(5,304)	(31,700)	(5,759)

800,876	2,938,922	4,423,324	5,521,276	775,671

2,263,590	12,480,925	14,575,503	26,413,822	3,895,926

1,139,690	4,895,288	(4,764,717)	603,300	299,884
—	—	—	38,702	—
—	6,203,634	(3,423,902)	—	—
—	(349,930)	(793,406)	—	—
22,661	597,798	(6,295)	195,068	—
—	15,443	(1,126,838)	—	—

1,162,351	11,362,233	(10,115,158)	837,070	299,884

(3,621,708)	(15,171,392)	1,236,815	(29,523,244)	(6,213,134)
—	—	—	136,900	—
—	(2,099,040)	1,065,786	—	—
—	—	9,265	—	—
—	(353,166)	1,726,718	—	—
—	124,507	294,012	—	—
—	(450,773)	(1,316,816)	—	—

(3,621,708)	(17,949,864)	3,015,780	(29,386,344)	(6,213,134)

(2,459,357)	(6,587,631)	(7,099,378)	(28,549,274)	(5,913,250)

$(195,767)	$5,893,294	$7,476,125	$(2,135,452)	$(2,017,324)

STATEMENTS OF CASH FLOWS For the six months ended April 30, 2005

Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Flows Provided by (Used for) Operating Activities	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Net Increase (Decrease) in net assets resulting from operations	$(780,132)	$9,455,128

Purchases of long-term investments	(45,425,133)	(2,779,613,175)
Proceeds from sales of long-term investments	66,324,023	2,774,836,261
Decrease (Increase) in short-term investments	(1,155,067)	12,912,332
Decrease (Increase) in deposits with brokers as collateral for borrowed bonds	—	(4,851,000)
Increase (Decrease) in TBA sale commitments	—	315,191
Net realized loss (gain)	(819,559)	(12,663,836)
Decrease (Increase) in unrealized appreciation (depreciation)	2,501,046	12,326,867
Increase (Decrease) in investments sold short	—	4,820,375
Increase (Decrease) in outstanding options written	—	424,876
Decrease (Increase) in interest rate floor	—	—
Decrease (Increase) in total return swaps	—	(116,029)
Decrease (Increase) in credit default swaps	—	—
Decrease (Increase) in interest rate swaps	—	(550,518)
Decrease (Increase) in receivable for investments sold	(5,039,554)	(20,618,224)
Decrease (Increase) in receivable for open forward foreign currency contracts	—	22,721,256
Decrease (Increase) in variation margin receivable	23,313	(112,399)
Decrease (Increase) in interest receivable	139,260	1,231,526
Decrease (Increase) in other assets	429	3,226
Increase (Decrease) in payable for investments purchased	5,027,420	58,868,044
Increase (Decrease) in payable for dollar rolls	—	(3,834,563)
Increase in collateral due to broker	—	—
Increase (Decrease) in payable for open forward foreign currency contracts	—	(23,104,630)
Increase (Decrease) in variation margin payable	—	—
Increase (Decrease) in interest payable	(12,176)	430,736
Increase (Decrease) in investment advisory fee payable	(1,556)	(39,200)
Increase (Decrease) in administration fee payable	(424)	—
Increase (Decrease) in deferred Directors’/Trustees’ fees	2,238	6,235
Increase (Decrease) in accrued expenses	(189,855)	29,490

Total adjustments	21,374,405	43,422,841

Net cash provided by (used for) operating activities	$20,594,273	$52,877,969

Increase (Decrease) in Cash and Foreign Currency
Net cash provided by (used for) operating activities	$20,594,273	$52,877,969

Cash provided by (used for) financing activities:
Capital contributions	—	—
Increase (Decrease) in reverse repurchase agreements	(19,262,500)	(31,851,336)
Increase in loan payable	—	—
Cash dividends paid	(1,330,692)	(20,139,795)

Net cash provided by (used for) financing activities	(20,593,192)	(51,991,131)

Net increase (decrease) in cash	1,081	886,838
Cash and foreign currency at beginning of period	45,939	48,740

Cash and foreign currency at end of period	$47,020	$935,578

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

High Yield Trust (BHY)	Limited Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Income Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$(195,767)	$5,893,294	$7,476,125	$(2,135,452)	$(2,017,324)

(38,891,678)	(3,539,964,497)	(474,949,972)	(1,069,555,789)	(55,124,351)
39,857,257	3,511,624,605	519,356,732	997,881,883	27,352,210
(1,984,554)	3,284,808	(12,482,641)	(1,112,192)	8,629
—	(15,509,631)	(79,264,826)	—	—
—	(337,236)	2,065,780	—	—
(1,162,351)	(11,362,233)	10,115,158	(837,070)	(299,884)
3,621,708	17,949,864	(3,015,780)	29,386,344	6,213,134
—	15,111,874	79,566,112	—	—
—	504,252	253,841	—	—
—	—	(68,890)	—	—
—	32,036	32,637	—	—
—	(3)	—	—	—
—	321,132	(1,774,356)	—	—
247,418	(6,776,258)	4,136,407	(38,435,122)	(156,955)
—	—	—	(8,314,067)	—
—	171,892	(221,625)	—	—
55,327	207,940	1,214,139	(718,969)	(313,052)
(15,536)	(9,433)	52,938	77,130	(10,970)
(497,337)	77,633,549	(86,068)	29,361,604	(2,464,762)
—	—	—	(1,977,625)	—
—	(529,143)	(646,730)	(806,692)	—
—	—	—	8,202,248	—
—	—	(442,536)	—	—
19,701	690,453	575,408	239,477	66,552
(1,192)	(14,631)	(12,323)	(1,814)	11,479
(114)	(2,438)	(2,843)	—	—
2,362	10,486	8,813	9,148	2,029
(18,365)	(47,092)	(33,164)	(19,774)	(21,693)

1,232,646	52,990,296	44,376,211	(56,621,280)	(24,737,634)

$1,036,879	$58,883,590	$51,852,336	$(58,756,732)	$(26,754,958)

$1,036,879	$58,883,590	$51,852,336	$(58,756,732)	$(26,754,958)

31,927	—	985,748	822,573	71,874
—	(29,932,225)	(33,483,064)	88,883,775	31,870,213
1,500,000	—	—	—	—
(2,626,185)	(24,083,780)	(19,533,298)	(28,584,927)	(5,288,207)

(1,094,258)	(54,016,005)	(52,030,614)	61,121,421	26,653,880

(57,379)	4,867,585	(178,278)	2,364,689	(101,078)
123,396	(4,061,767)	406,123	320,608	159,456

$66,017	$805,818	$227,845	$2,685,297	$58,378

STATEMENTS OF CHANGES IN NET ASSETS For the six months ended April 30, 2005 (unaudited), and for the year ended October 31, 2004

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		Core Bond Trust (BHK)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets

Operations:
Net investment income	$901,355	$1,807,108	$9,118,159	$24,880,206
Net realized gain (loss)	819,559	(654,975)	12,663,836	11,672,686
Net change in unrealized appreciation/depreciation	(2,501,046)	1,383,412	(12,326,867)	6,039,881

Net increase (decrease) in net assets resulting from operations	(780,132)	2,535,545	9,455,128	42,592,773

Dividends and Distributions:
Net investment income	(1,330,692)	(2,661,384)	(14,184,857)	(23,226,362)
Net realized gain	—	—	(5,954,938)	(6,742,863)
Tax return of capital distributions	—	—	—	—

Total dividends and distributions	(1,330,692)	(2,661,384)	(20,139,795)	(29,969,225)

Capital Share Transactions:
Reinvestment of dividends	—	—	—	—

Total increase (decrease)	(2,110,824)	(125,839)	(10,684,667)	12,623,548

Net Assets:
Beginning of period	47,255,433	47,381,272	411,163,258	398,539,710

End of period	$45,144,609	$47,255,433	$400,478,591	$411,163,258

End of period undistributed (distribution in excess of) net investment income	$7,516,077	$7,945,414	$(2,798,713)	$2,267,985

[1]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

High Yield Trust (BHY)		Income Opportunity Trust (BNA)		Income Trust Inc. (BKT)

2005	2004	2005	2004	2005	2004

$2,263,590	$5,860,489	$12,480,925	$26,125,045	$14,575,503	$31,946,835
1,162,351	(316,410)	11,362,233	10,285,218	(10,115,158)	(8,309,572)
(3,621,708)	6,773,216	(17,949,864)	8,190,164	3,015,780	(1,727,131)

(195,767)	12,317,295	5,893,294	44,600,427	7,476,125	21,910,132

(2,626,185)	(5,864,606)	(14,468,871)	(28,937,742)	(19,533,298)	(38,921,208)
—	—	(9,614,909)	—	—	—
—	(187,188)	—	—	—	—

(2,626,185)	(6,051,794)	(24,083,780)	(28,937,742)	(19,533,298)	(38,921,208)

31,927	210,485	—	—	985,748	2,335,670

(2,790,025)	6,475,986	(18,190,486)	15,662,685	(11,071,425)	(14,675,406)

50,914,040	44,438,054	426,643,449	410,980,764	442,634,616	457,310,022

$48,124,015	$50,914,040	$408,452,963	$426,643,449	$431,563,191	$442,634,616

$(383,540)	$(20,945)	$984,461	$2,972,407	$(1,458,558)	$3,499,237

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the six months ended April 30, 2005 (unaudited), and for the year ended October 31, 2004

	Limited Duration Income Trust (BLW)		Strategic Bond Trust (BHD)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets

Operations:
Net investment income	$26,413,822	$53,609,041	$3,895,926	$9,814,985
Net realized gain (loss)	837,070	5,497,164	299,884	1,061,047
Net change in unrealized appreciation/depreciation	(29,386,344)	10,020,060	(6,213,134)	648,992

Net increase in net assets resulting from operations	(2,135,452)	69,126,265	(2,017,324)	11,525,024

Dividends and Distributions:
Net investment income	(26,950,563)	(54,687,174)	(5,288,207)	(11,337,469)
Net realized gain	(1,634,364)	(390,466)	—	—

Total dividends and distributions	(28,584,927)	(55,077,640)	(5,288,207)	(11,337,469)

Capital Share Transactions:
Reinvestment of common dividends	822,573	429,365	71,874	200,599

Total increase	(29,897,806)	14,477,990	(7,233,657)	388,154

Net Assets:
Beginning of period	739,225,394	724,747,404	106,433,125	106,044,971

End of period	$709,327,588	$739,225,394	$99,199,468	$106,433,125

End of period undistributed (distributions in excess of) net investment income	$1,249,676	$1,786,417	$(1,203,538)	$188,743

See Notes to Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Six Months Ended April 30,	Year Ended October 31,
	2005
	(unaudited)	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.98	$16.02	$17.33	$16.05	$13.64	$13.64

Investment operations:
Net investment income	0.30	0.61	1.28	2.01	1.17	0.91
Net realized and unrealized gain (loss)	(0.56)	0.25	(1.40)	0.04	2.01	(0.09)

Net increase (decrease) from investment operations	(0.26)	0.86	(0.12)	2.05	3.18	0.82

Dividends from net investment income	(0.45)	(0.90)	(1.19)	(0.77)	(0.77)	(0.82)

Net asset value, end of period	$15.27	$15.98	$16.02	$17.33	$16.05	$13.64

Market price, end of period	$16.00	$15.80	$15.85	$16.18	$14.39	$11.94

TOTAL INVESTMENT RETURN[1]	4.18%	5.45%	5.32%	18.34%	27.66%	12.11%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.71%[2]	2.48%	2.43%	2.50%	3.52%	4.36%
Net expenses	2.71%[2]	2.48%	2.43%	2.50%	3.52%	4.36%
Net expenses excluding interest expense and excise tax	1.15%[2]	1.11%	1.18%	1.16%	1.16%	1.31%
Net investment income	3.96%[2]	3.83%	7.54%	12.22%	7.93%	6.83%
SUPPLEMENTAL DATA:
Average net assets (000)	$45,901	$47,191	$49,882	$48,731	$43,701	$39,425
Portfolio turnover	168%	20%	39%	35%	19%	36%
Net assets, end of period (000)	$45,145	$47,255	$47,381	$51,244	$47,466	$40,321
Reverse repurchase agreements outstanding, end of period (000)	$—	$19,263	$19,953	$23,669	$13,373	$18,850
Asset coverage, end of period[3]	$—	$3,453	$3,375	$3,165	$4,550	$3,139

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Annualized.
[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Core Bond Trust (BHK)

	Six Months Ended April 30,	Year Ended October 31,		For the period November 30, 2001[1]
	2005			through
	(unaudited)	2004	2003	October 31, 2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.22	$14.75	$14.33	$14.33 [2]

Investment operations:
Net investment income	0.34	0.92	0.83	0.99
Net realized and unrealized gain	0.01	0.66	0.77	0.04

Net increase from investment operations	0.35	1.58	1.60	1.03

Dividends and distributions:
Net investment income	(0.53)	(0.86)	(1.00)	(1.00)
Net realized gain	(0.22)	(0.25)	(0.18)	—

Total dividends and distributions	(0.75)	(1.11)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	—	(0.03)

Net asset value, end of period	$14.82	$15.22	$14.75	$14.33

Market price, end of period	$13.78	$14.02	$13.57	$13.82

TOTAL INVESTMENT RETURN[3]	3.67%	11.93%	6.62%	(1.02)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.24%[4]	1.32%	1.05%	1.04%[4]
Net expenses	1.23%[4]	1.32%	1.05%	1.04%[4]
Net expenses excluding interest expense	0.81%[4]	0.92%	0.87%	0.93%[4]
Net investment income	4.54%[4]	6.20%	5.58%	7.67%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$405,097	$401,212	$401,049	$380,277
Portfolio turnover	149%	398%	161%	73%
Net assets, end of period (000)	$400,479	$411,163	$398,540	$387,238
Reverse repurchase agreements outstanding, end of period (000)	$70,623	$102,474	$91,668	$165,215
Asset coverage, end of period[5]	$6,671	$5,012	$5,348	$3,342

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock High Yield Trust (BHY)

	Six Months Ended April 30,	Year Ended October 31,
	2005
	(unaudited)	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.95	$6.96	$6.13	$7.20	$10.60	$13.58

Investment operations:
Net investment income	0.35	0.92	1.06	1.20	1.32	1.66
Net realized and unrealized gain (loss)	(0.38)	1.02	0.89	(0.98)	(3.13)	(3.02)

Net increase (decrease) from investment operations	(0.03)	1.94	1.95	0.22	(1.81)	(1.36)

Dividends and distributions:
Net investment income	(0.41)	(0.92)	(1.07)	(1.20)	(1.48)	(1.62)
Tax return of capital	—	(0.03)	(0.05)	(0.09)	(0.11)	—

Total dividends and distributions	(0.41)	(0.95)	(1.12)	(1.29)	(1.59)	(1.62)

Net asset value, end of period	$7.51	$7.95	$6.96	$6.13	$7.20	$10.60

Market price, end of period	$9.25	$9.30	$10.25	$8.68	$9.18	$11.88

TOTAL INVESTMENT RETURN[1]	4.04%	0.28%	32.87%	7.97%	(11.31)%	8.23%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.16%[2]	2.69%	3.07%	3.45%	4.90%	5.29%
Net expenses	3.16%[2]	2.68%	3.07%	3.45%	4.90%	5.29%
Net expenses excluding interest expense	1.99%[2]	1.96%	2.22%	2.20%	2.03%	1.99%
Net investment income	8.92%[2]	12.16%	16.37%	16.29%	14.23%	13.12%
SUPPLEMENTAL DATA:
Average net assets (000)	$51,172	$48,186	$41,326	$46,751	$58,553	$79,602
Portfolio turnover	57%	156%	30%	147%	71%	92%
Net assets, end of period (000)	$48,124	$50,914	$44,438	$38,953	$45,520	$66,867
Loan outstanding, end of period (000)	$20,750	$19,250	$19,250	$19,250	$23,000	$33,000
Asset coverage, end of period[3]	$5,449	$3,645	$3,308	$3,024	$2,983	$3,032

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Annualized.
[3]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Opportunity Trust (BNA)

	Six Months Ended April 30,	Year Ended October 31,
	2005
	(unaudited)	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.38	$11.93	$11.83	$11.47	$11.03	$11.45

Investment operations:
Net investment income	0.36	0.76	0.84	1.15	0.87	0.70
Net realized and unrealized gain (loss)	(0.18)	0.53	0.31	(0.05)	0.34	(0.31)

Net increase from investment operations	0.18	1.29	1.15	1.10	1.21	0.39

Dividends and distributions:
Net investment income	(0.42)	(0.84)	(0.81)	(0.75)	(0.23)	(0.39)
Net realized gains	(0.28)	—	(0.24)	—	—	(0.04)
Tax return of capital	—	—	—	—	(0.54)	(0.41)

Total dividends and distributions	(0.70)	(0.84)	(1.05)	(0.75)	(0.77)	(0.84)

Increase resulting from Trust shares repurchased	—	—	—	0.01	—	0.03

Net asset value, end of period	$11.86	$12.38	$11.93	$11.83	$11.47	$11.03

Market price, end of period	$11.01	$11.38	$10.95	$10.50	$10.41	$9.75

TOTAL INVESTMENT RETURN[1]	2.99%	12.04%	14.71%	8.44%	15.09%	9.82%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.43%[2]	1.11%	1.29%	1.40%	3.62%	3.76%
Net expenses	1.43%[2]	1.11%	1.29%	1.40%	3.62%	3.76%
Net expenses excluding interest expense	0.84%[2]	0.84%	0.89%	0.93%	1.01%	0.88%
Net investment income	6.07%[2]	6.29%	6.99%	10.04%	7.76%	6.14%
SUPPLEMENTAL DATA:
Average net assets (000)	$414,940	$415,131	$413,543	$394,495	$388,478	$396,157
Portfolio turnover	216%	300%	46%	153%	83%	82%
Net assets, end of period (000)	$408,453	$426,643	$410,981	$407,480	$397,756	$383,651
Reverse repurchase agreements outstanding, end of period (000)	$64,712	$94,644	$103,378	$85,704	$136,385	$178,033
Asset coverage, end of period[3]	$7,312	$5,508	$4,976	$5,755	$3,916	$3,155

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Annualized.

[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Trust Inc. (BKT)

	Six Months Ended April 30,	Year Ended October 31,
	2005
	(unaudited)	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$6.95	$7.21	$8.13	$8.06	$7.23	$7.31

Investment operations:
Net investment income	0.23	0.51	0.61	0.99	0.56	0.50
Net realized and unrealized gain (loss)	(0.11)	(0.16)	(0.52)	(0.35)	0.83	(0.02)

Net increase from investment operations	0.12	0.35	0.09	0.64	1.39	0.48

Dividends from net investment income	(0.31)	(0.61)	(1.01)	(0.57)	(0.56)	(0.56)

Net asset value, end of period	$6.76	$6.95	$7.21	$8.13	$8.06	$7.23

Market price, end of period	$7.30	$7.50	$7.71	$8.07	$7.26	$6.38

TOTAL INVESTMENT RETURN[1]	1.70%	5.97%	15.41%	15.35%	23.23%	14.01%

RATIOS TO AVERAGE NET ASSETS:
Total expense	2.05%[2]	1.37%	1.36%	2.05%	2.54%	2.78%
Net expenses	2.05%[2]	1.37%	1.36%	2.05%	2.54%	2.78%
Net expenses excluding interest expense	0.99%[2]	0.97%	1.02%	1.03%	1.03%	1.05%
Net investment income	6.75%[2]	7.13%	8.18%	12.28%	7.43%	7.11%
SUPPLEMENTAL DATA:
Average net assets (000)	$435,290	$447,984	$472,676	$506,533	$470,185	$448,027
Portfolio turnover	29%	120%	64%	125%	32%	114%
Net assets, end of period (000)	$431,563	$442,635	$457,301	$511,385	$506,764	$454,510
Reverse repurchase agreements outstanding, end of period (000)	$190,253	$223,736	$121,767	$205,792	$118,634	$64,460
Asset coverage, end of period[3]	$3,268	$2.978	$4,756	$3,485	$5,272	$8,095

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Annualized.

[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	For the period July 30, 2003[1] through October 31, 2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.13	$19.74	$19.10 [2]

Investment operations:
Net investment income	0.72	1.46	0.33
Net realized and unrealized gain	(0.79)	0.43	0.60

Net increase (decrease) from investment operations	(0.07)	1.89	0.93

Dividends and distributions:
Net investment income	(0.73)	(1.49)	(0.25)
Net realized gain	(0.04)	(0.01)	—

Total dividends and distributions	(0.77)	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$19.29	$20.13	$19.74

Market price, end of period	$18.24	$19.95	$18.80

TOTAL INVESTMENT RETURN[3]	(4.86)%	14.64%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.53%[4]	1.26%	0.82%[4]
Net expenses	1.52%[4]	1.25%	0.82%[4]
Net expenses excluding interest expense	0.89%[4]	0.90%	0.79%[4]
Net investment income	7.28%[4]	7.34%	6.87%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$731,409	$730,369	$686,655
Portfolio turnover	36%	215%	127%
Net assets, end of period (000)	$709,328	$739,225	$724,747
Reverse repurchase agreements outstanding, end of period (000)	$248,300	$159,416	$118,993
Asset coverage, end of period[5]	$3,857	$5,637	$7,091

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Bond Trust (BHD)

	Six Months Ended April 30, 2005 (unaudited)	Year Ended October 31,		For the period February 28, 2002[1] through October 31, 2002

		2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.10	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	0.55	1.39	1.59	0.98
Net realized and unrealized gain (loss)	(0.84)	0.25	2.34	(1.77)

Net increase (decrease) from investment operations	(0.29)	1.64	3.93	(0.79)

Dividends from net investment income	(0.75)	(1.61)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	—	(0.07)

Net asset value, end of period	$14.06	$15.10	$15.07	$12.63

Market price, end of period	$14.34	$16.70	$15.27	$12.35

TOTAL INVESTMENT RETURN[3]	(9.87)%	21.54%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.76%[4]	1.49%	2.01%	2.57%[4]
Net expenses	1.50%[4]	1.23%	1.71%	2.26%[4]
Net expenses excluding interest expense	0.87%[4]	0.89%	1.01%	1.25%[4]
Net investment income	7.53%[4]	9.23%	11.32%	10.68%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$104,291	$106,330	$98,498	$95,675
Portfolio turnover	21%	31%	32%	22%
Net assets, end of period (000)	$99,199	$106,433	$106,045	$88,594
Reverse repurchase agreements outstanding, end of period (000)	$45,058	$13,188	$45,872	$44,223
Asset coverage, end of period[5]	$3,202	$9,071	$3,312	$3,003

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) (collectively, the “Trusts”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts.

          On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee.  The valuation committee may accept, modify or reject any recommendations.  The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.  Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

          Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to help manage the targeted duration of the portfolio.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Credit Default Swaps: Credit Default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

Total Return Swaps: Total Return swaps are agreements in which one party commits to pay interest in exchange for a market linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

          The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

          Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

          Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

          Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Fund borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Fund’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Fund may be delayed or limited.

Security Lending: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the six months ended April 30, 2005.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Broad Investment Grade may retain a portion of their taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration and Strategic Bond. BlackRock, Inc. is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc.

          Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first 5 years of the Trust’s operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 8.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support,  and compliance services to each Trust. For the six-months ended April 30, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Broad Investment Grade	$1,810	Income Trust	$15,416
Core Bond	12,308	Limited Duration	12,308
High Yield	1,240	Strategic Bond	3,030
Income Opportunity	12,271

          Pursuant to the terms of their custody agreements, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration and Strategic Bond received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended April 30, 2005 aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$53,316,899	$41,918,259	Income Trust	$39,415,068	$32,785,864
Core Bond	194,792,407	187,188,419	Limited Duration	422,102,580	363,930,465
High Yield	38,664,531	39,637,735	Strategic Bond	55,124,351	27,213,558
Income Opportunity	260,745,633	305,390,941

          Purchases and sales of U.S. government securities for the six months ended April 30, 2005 aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$15,043,173	$44,134,965	Income Trust	$146,402,119	$177,717,394
Core Bond	678,037,059	637,157,961	Limited Duration	20,045,070	10,015,625
High Yield	245,574	245,574	Strategic Bond	—	—
Income Opportunity	970,392,530	913,511,616

          Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

          At April 30, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Broad Investment Grade	$44,651,926	$1,061,492	$967,422	$94,070
Core Bond	574,631,157	3,080,722	6,963,983	(3,883,261)
High Yield	77,801,331	1,090,775	11,917,640	(10,826,865)
Income Opportunity	592,283,488	8,338,534	6,549,654	1,788,880
Income Trust	628,751,704	21,423,731	29,608,955	(8,185,224)
Limited Duration	1,050,251,385	14,758,223	12,451,094	2,307,129
Strategic Bond	141,362,503	3,597,114	3,578,130	18,984

For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,518,895	2011	Income Trust	$33,107,952	2007

				1,352,206	2008
High Yield	$3,443,603	2007		13,940,898	2009
	3,270,311	2008		21,960,613	2011
	15,159,280	2009		10,100,201	2012

	8,468,860	2010		$80,461,870

	4,771,417	2011
	316,410	2012	Strategic Bond	$432,713	2011

	$35,429,881

          Details of open financial futures contracts at April 30, 2005 were as follows:

	Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2005	Unrealized Appreciation (Depreciation)

Long Position:
Core Bond	13	10 Yr. U.S. T-Note	Sept. ’05	$1,441,615	$1,448,891	$7,276
	693	30 Yr. U.S. T-Bond	June ’05	78,516,124	79,586,719	1,070,595

						1,077,871

Income Opportunity	14	10 Yr. U.S. T-Note	Sept. ’05	1,552,508	1,560,344	7,836
	982	30 Yr. U.S. T-Bond	June ’05	111,299,193	112,776,566	1,477,373

						1,485,209

Income Trust	74	10 Yr. U.S. T-Note	June ’05	8,151,980	8,245,219	93,239

Short Position:
Core Bond	1,146	5 Yr. U.S. T-Note	June ’05	124,082,393	124,287,242	(204,849)
	622	10 Yr. U.S. T-Note	June ’05	68,804,447	69,304,406	(499,959)
	101	Euro Bond	June ’05	14,665,306	14,851,388	(186,082)
	35	Euro Dollar	June ’05	8,512,877	8,450,313	62,564
	38	Euro Dollar	Mar. ’06	9,179,244	9,114,300	64,944
	38	Euro Dollar	June ’05	9,163,194	9,103,850	59,344
	32	Euro Dollar	June ’05	7,712,999	7,659,200	53,799
	25	Euro Dollar	Sept. ’05	6,016,296	5,979,063	37,233
	25	Euro Dollar	Sept. ’05	6,008,484	5,977,500	30,984
	25	Euro Dollar	June ’05	6,000,671	5,975,313	25,358
	25	Euro Dollar	June ’05	5,993,421	5,973,438	19,983

						(536,681)

Income Opportunity	1,279	5 Yr. U.S. T-Note	June ’05	138,179,885	138,711,547	(531,662)
	330	30 Yr. U.S. T-Bond	June ’05	36,486,269	36,769,219	(282,950)
	35	Euro Dollar	June ’05	8,512,877	8,450,313	62,564
	35	Euro Dollar	Sept. ’05	8,495,479	8,422,313	73,166
	32	Euro Dollar	Dec. ’05	7,752,899	7,685,200	67,699
	32	Euro Dollar	Mar. ’06	7,737,699	7,675,200	62,499
	32	Euro Dollar	June ’06	7,724,499	7,666,400	58,099
	32	Euro Dollar	Sept. ’06	7,712,999	7,659,200	53,799
	25	Euro Dollar	Dec. ’06	6,016,296	5,979,063	37,233
	25	Euro Dollar	Mar. ’07	6,008,484	5,977,500	30,984
	25	Euro Dollar	June ’07	6,000,671	5,975,313	25,358
	25	Euro Dollar	Sept. ’07	5,993,421	5,973,438	19,983

						(323,228)

Income Trust	39	5 Yr. U.S. T-Note	June ’05	4,199,638	4,229,672	(30,034)
	891	30 Yr. U.S. T-Bond	June ’05	100,889,522	102,325,815	(1,436,293)
	54	Euro Dollar	June ’05	13,116,599	13,037,625	78,974
	54	Euro Dollar	Sept. ’05	13,088,448	12,994,425	94,023
	49	Euro Dollar	Dec. ’05	11,851,290	11,767,963	83,327
	49	Euro Dollar	Mar. ’06	11,827,265	11,752,650	74,615
	39	Euro Dollar	June ’06	9,414,215	9,343,425	70,790
	39	Euro Dollar	Sept. ’06	9,400,190	9,334,650	65,540
	30	Euro Dollar	Dec. ’06	7,219,556	7,174,875	44,681
	30	Euro Dollar	Mar. ’07	7,210,181	7,173,000	37,181
	30	Euro Dollar	June ’07	7,200,806	7,170,375	30,431
	30	Euro Dollar	Sept. ’07	7,192,106	7,168,125	23,981

						(862,784)

     Details of open forward currency contracts at April 30, 2005 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Purchase/ Receive		Value at Settlement Date	Value at April 30, 2005	Unrealized Appreciation

Core Bond
	Sold:
	Euro	07/26/05	4,702,796	€	$6,174,884	$6,087,605	$87,279

Limited Duration
	Sold:
	Euro	07/26/05	6,336,400		€8,314,067	8,202,248	111,819

     Details of open interest rate swaps at April 30, 2005 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	$19,435	3.215	%(a)	3-month LIBOR	6/14/06	$44,655
	14,300	3.21	(a)	3-month LIBOR	6/17/06	28,841
	25,000	2.635	(a)	3-month LIBOR	8/14/06	(377,250)
	49,200	3.225	(a)	3-month LIBOR	11/17/06	(54,272)
	50,000	3.00	(b)	3-month LIBOR	4/16/07	945,500
	5,700	3.52	(a)	3-month LIBOR	9/26/08	(120,840)
	10,525	4.102	(a)	3-month LIBOR	1/21/10	9,999
	20,000	4.458	(a)	3-month LIBOR	4/18/10	113,329
	5,400	4.412	(b)	3-month LIBOR	2/17/14	49,052
	41,200	4.51	(b)	3-month LIBOR	10/29/14	340,000
	4,800	4.729	(a)	3-month LIBOR	4/28/15	33,648
	950	5.365	(b)	3-month LIBOR	7/29/19	(68,091)
	1,300	5.155	(a)	3-month LIBOR	8/13/19	53,963
	800	4.78	(a)	3-month LIBOR	10/27/19	(3,600)

						$994,934

Income Opportunity Trust	20,735	3.215	(a)	3-month LIBOR	6/14/06	47,642
	15,300	3.21	(a)	3-month LIBOR	6/17/06	30,858
	50,000	2.635	(a)	3-month LIBOR	8/14/06	(754,500)
	46,800	3.225	(a)	3-month LIBOR	11/17/06	(51,624)
	48,000	3.50	(a)	3-month LIBOR	2/2/07	(290,991)
	50,000	3.00	(b)	3-month LIBOR	4/16/07	945,500
	8,000	3.52	(a)	3-month LIBOR	9/26/08	(169,600)
	4,825	4.102	(a)	3-month LIBOR	1/21/10	4,584
	10,000	4.458	(a)	3-month LIBOR	4/18/10	56,664
	5,700	4.412	(b)	3-month LIBOR	2/17/14	51,777
	27,500	4.399	(b)	3-month LIBOR	10/25/14	460,692
	13,800	4.51	(b)	3-month LIBOR	10/29/14	113,884
	5,100	4.729	(a)	3-month LIBOR	4/28/15	35,751
	1,050	5.365	(b)	3-month LIBOR	7/29/19	(75,258)
	1,400	5.155	(a)	3-month LIBOR	8/13/19	58,112
	900	4.78	(a)	3-month LIBOR	10/27/19	(4,050)
	3,000	5.23	(b)	3-month LIBOR	11/4/21	(178,910)

						$280,531

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Income Trust	22,295	3.215	%(a)	3-month LIBOR	6/14/06	$51,227
	16,400	3.21	(a)	3-month LIBOR	6/17/06	33,077
	50,000	2.635	(a)	3-month LIBOR	8/14/06	(754,500)
	24,000	3.55	(a)	3-month LIBOR	10/24/06	(112,653)
	50,000	3.00	(b)	3-month LIBOR	4/16/07	945,500
	11,200	3.52	(a)	3-month LIBOR	9/26/08	(237,440)
	19,000	4.889	(b)	3-month LIBOR	4/22/14	(426,446)
	12,500	4.399	(b)	3-month LIBOR	10/25/14	209,405
	9,400	4.902	(b)	3-month LIBOR	3/17/15	(216,774)
	25,000	4.883	(a)	3-month LIBOR	3/21/15	515,750
	16,000	4.925	(b)	3-month LIBOR	3/22/15	(392,743)
	5,100	4.729	(a)	3-month LIBOR	4/28/15	35,751
	2,800	5.94	(a)	3-month LIBOR	12/7/15	256,760
	1,075	5.365	(b)	3-month LIBOR	7/29/19	(77,050)
	1,450	5.155	(a)	3-month LIBOR	8/13/19	60,188
	900	4.78	(a)	3-month LIBOR	10/27/19	(4,050)

						$(113,998)

Details of open total return swaps at April 30, 2005 were as follows:

Core Bond	$7,210	8.50	(a)	1-month LIBOR - 0.70%	7/31/05	$146,308
	8,870	8.50	(a)	NO INDEX + 0 bps	9/1/05	(30,279)

						116,029

Income Opportunity	9,385	8.50	(a)	NO INDEX + 0 bps	9/1/05	$(32,036)

Income Trust	9,560	8.50	(a)	NO INDEX + 0 bps	9/1/05	$(32,637)

Details of open credit default swaps at April 30, 2005 were as follows:

Income Opportunity	3,000	8.80	(a)	3-month LIBOR	6/20/10	$3

(a) Trust pays floating interest rate and receives fixed rate.
(b) Trust pays fixed interest rate and receives floating rate.

     Transaction in options written during the period ended April 30, 2005, were as follows:

Trust		Contracts/ Notional Amount (000)	Premium Received

Core Bond
	Options outstanding at October 31, 2004	$151,700	$2,196,443
	Options written	38,750	1,918,115
	Options expired	(5,150)	(19,740)
	Options terminated in closing purchase transactions	(112,700)	(1,399,848)

	Options outstanding at April 30, 2005	$72,600	$2,694,970

Income Opportunity
	Options outstanding at October 31, 2004	$177,400	$2,557,620
	Options written	41,800	2,067,583
	Options expired	—	(7,151)
	Options terminated in closing purchase transactions	(128,000)	(1,431,672)

	Options outstanding at April 30, 2005	$91,200	$3,186,380

Income Trust
	Options outstanding at October 31, 2004	$182,800	$2,915,666
	Options written	41,700	1,865,113
	Options expired	(19,000)	(163,600)
	Options terminated in closing purchase transactions	(92,300)	(1,090,566)

	Options outstanding at April 30, 2005	$113,200	$3,526,613

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements at April 30, 2005 were as follows (please see Corresponding Underlying Collateral Chart on pages 85-87):

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Core Bond
Credit Suisse First Boston LLC	2.60%	4/28/05	5/20/05	$8,481,532	$8,468,688
	2.94	4/28/05	5/20/05	61,512,012	61,406,700

					69,875,388

Lehman Brothers	2.90	4/29/05	5/19/05	748,454	747,250

Income Opportunity
Lehman Brothers	2.65	4/28/05	5/19/05	21,968,983	21,936,688
	2.95	4/28/05	5/19/05	21,968,983	38,200,000
	1.55	4/29/05	5/19/05	4,582,422	4,575,000

					64,711,688

Income Trust
Credit Suisse First Boston LLC	2.70	4/28/05	5/2/05	21,136,005	21,131,250
	2.93	4/13/05	5/17/05	15,310,250	15,268,000
	2.93	4/13/05	5/17/05	3,087,520	3,079,000
	2.75	4/28/05	5/20/05	20,181,072	20,148,750
	2.94	4/28/05	5/20/05	39,467,571	39,400,000

					99,027,000

Lehman Brothers	2.93	4/25/05	5/13/05	50,864,029	50,793,750
	2.89	4/8/05	5/16/05	28,660,302	28,580,000
	2.95	4/28/05	5/19/05	8,932,728	8,918,113
	2.95	4/28/05	5/19/05	2,938,470	2,933,662

					91,225,525

Limited Duration
Credit Suisse First Boston LLC	2.90	4/5/05	5/12/05	4,949,709	4,935,000
	2.94	4/5/05	5/12/05	6,708,209	6,688,000
	2.98	4/5/05	5/12/05	13,891,416	13,849,000
	2.92	4/8/05	5/16/05	1,694,206	1,689,000
	2.99	4/12/05	5/16/05	4,330,194	4,318,000
	3.00	4/8/05	5/16/05	6,686,106	6,665,000
	3.00	4/8/05	5/16/05	27,121,614	27,036,000
	3.17	4/12/05	5/16/05	48,425,548	48,281,000

					113,461,000

Lehman Brothers	2.90	4/29/05	5/2/05	8,051,945	8,050,000
	3.40	4/25/05	5/2/05	8,773,969	8,769,000
	3.45	4/26/05	5/2/05	5,784,771	5,782,000
	2.75	4/8/05	5/12/05	2,990,748	2,983,000
	2.85	4/5/05	5/12/05	10,897,828	10,866,000
	2.89	4/8/05	5/12/05	1,412,506	1,409,000
	3.00	4/5/05	5/12/05	4,668,965	4,655,000
	3.15	4/27/05	5/13/05	1,360,903	1,359,000
	2.92	4/11/05	5/16/05	814,004	811,700
	3.20	4/8/05	5/16/05	2,991,069	2,981,000
	2.85	4/21/05	5/24/05	35,306,122	35,216,906
	2.95	4/21/05	5/24/05	19,516,042	19,465,000
	3.15	4/27/05	6/2/05	1,363,162	1,359,000
	3.10	4/15/05	6/2/05	2,744,594	2,734,000
	3.20	4/15/05	6/2/05	16,662,384	16,596,000
	3.35	4/27/05	6/2/05	8,168,518	8,142,000
	3.06	4/13/05	6/13/05	3,678,566	3,659,900

					134,838,506

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Strategic Bond
Credit Suisse First Boston LLC	3.10%	4/19/05	6/20/05	$10,166,992	$10,113,000

Lehman Brothers	3.00	3/31/05	5/10/05	9,533,584	9,502,700
	3.20	3/31/05	5/10/05	1,163,720	1,159,700
	3.20	3/31/05	5/10/05	2,508,667	2,500,000
	3.20	4/1/05	5/10/05	1,531,290	1,526,000
	2.90	4/4/05	5/10/05	226,655	226,000
	3.45	4/4/05	5/10/05	163,547	163,000
	3.03	4/7/05	5/12/05	344,010	343,000
	2.90	4/7/05	5/12/05	762,082	760,000
	3.02	4/8/05	5/16/05	7,202,084	7,181,000
	3.07	4/14/05	5/16/05	971,644	969,000
	3.10	4/21/05	5/16/05	691,426	690,000
	3.15	4/27/05	5/16/05	697,157	696,000
	2.86	4/21/05	5/26/05	3,708,458	3,698,467
	2.55	4/22/05	5/26/05	460,306	459,200
	3.20	4/20/05	6/20/05	5,098,045	5,071,000

					34,945,067

          Details of underlying collateral for open reverse repurchase agreements at April 30, 2005 were as follows:

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Core Bond
Credit Suisse First Boston LLC	U.S. Treasury Bonds	5.500%	8/15/28	$50,670,000	$50,670,000	$57,051,380
	U.S. Treasury Bonds	6.750	8/15/26	3,000,000	3,000,000	3,864,360
	U.S. Treasury Bonds	5.375	2/15/31	7,445,000	7,445,000	8,412,850

						69,328,590

Lehman Brothers	U.S. Treasury Notes	5.000	2/15/11	700,000	700,000	737,954

Income Opportunity
Lehman Brothers	U.S. Treasury Bonds	5.375	2/15/31	19,285,000	19,285,000	21,792,050
	U.S. Treasury Bonds	5.500	8/15/28	4,000,000	4,000,000	4,503,760
	U.S. Treasury Bonds	6.000	2/15/26	32,000,000	32,000,000	37,863,744

						64,159,554

Income Trust
Credit Suisse First Boston LLC	Federal National Mortgage Assoc.	5.50	9/1/17	30,215,381	10,839,036	11,096,463
	Federal National Mortgage Assoc.	6.00	8/1/32	24,000,000	4,534,865	4,658,168
	Federal National Mortgage Assoc.	6.50	5/1/31	45,000,000	3,051,514	3,176,443
	U.S. Treasury Notes	1.50	3/31/06	40,000,000	40,000,000	39,337,600
	U.S. Treasury Notes	4.25	8/15/14	19,900,000	19,900,000	19,990,147
	U.S. Treasury Notes	3.75	3/31/07	21,000,000	21,000,000	21,042,630

						99,301,451

Lehman Brothers	Federal National Mortgage Assoc.	6.00	1/25/34	12,264,000	12,264,000	12,894,860
	Federal Home Loan Mortgage Corp.	5.50	5/15/23	12,584,000	12,168,300	12,595,286
	Federal National Mortgage Assoc.	6.00	8/25/28	5,400,000	4,866,757	4,961,464
	U.S. Treasury Bonds	0.00	11/15/24	129,000,000	129,000,000	51,459,132
	U.S. Treasury Notes	4.25	11/15/13	8,690,000	8,690,000	8,755,175
	U.S. Treasury Notes	2.50	5/31/06	2,930,000	2,930,000	2,900,700

						93,566,617

Union Bank of Switzerland	U.S. Treasury Notes	4.375	8/15/12	300,000	300,000	311,343

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Limited Duration
Credit Suisse First Boston LLC	Federal National Mortgage Assoc.	4.532%	1/1/34	$52,657,926	$5,069,588	$5,178,151
	DaimlerChrysler NA	4.050	6/4/08	7,500,000	7,500,000	7,229,550
	Comcast Cable Communications, Inc.	6.875	6/15/09	6,685,000	6,685,000	7,257,550
	Honda Auto Receivables	2.300	10/18/07	7,125,000	7,125,000	7,049,254
	Weyerhauser Co.	5.250	12/15/09	7,500,000	7,500,000	7,735,133
	Ford Motor Credit Co.	7.375	2/1/11	7,500,000	7,500,000	7,024,470
	General Motors Acceptance Corp.	6.875	8/28/12	7,500,000	7,500,000	6,461,025
	Deutsche Telekom Intl.	8.500	6/15/10	5,000,000	5,000,000	5,804,000
	DaimlerChrysler Auto Trust	2.250	8/8/07	6,900,000	6,900,000	6,852,635
	Federal National Mortgage Assoc.	5.500	10/1/33	2,317,378	1,685,146	1,701,475
	TRW Automotive Acquisition	9.375	2/15/13	4,640,000	4,640,000	4,802,400
	Chesapeake Energy Corp.	7.500	9/15/13	5,290,000	5,290,000	5,528,050
	CSC Holdings, Inc.	7.875	12/15/07	6,000,000	6,000,000	6,135,000
	Echostar DBS Corp,	6.350	10/1/08	4,500,000	4,500,000	4,601,250
	Georgia PAC Corp.	8.875	2/1/10	5,685,000	5,685,000	6,310,350
	Qwest Corp.	9.125	3/15/12	6,000,000	6,000,000	6,360,000
	Amerisourcebergen Corp.	8.125	9/1/08	5,000,000	5,000,000	5,412,500
	Sequa Corp.	8.875	4/1/08	5,350,000	5,350,000	5,537,250
	Flextronics Intl. Ltd.	6.500	5/15/13	3,972,000	3,972,000	3,783,330
	Western Financial Bank	9.625	5/15/12	4,215,000	4,215,000	4,573,275
	Goldman Sachs Mortgage Secs. Corp.	4.516	10/25/33	5,300,000	4,442,287	4,344,291

						119,680,939

Lehman Brothers	Goldman Sachs Mortgage Secs. Corp.	4.482	10/25/33	10,000,000	8,415,202	8,145,495
	Goldman Sachs Mortgage Secs. Corp.	4.516	10/25/33	4,700,000	3,939,397	3,852,484
	Tyco Intl. Group SA	6.125	11/1/08	4,500,000	4,500,000	4,742,055
	Tyco Intl. Group SA	6.125	11/1/08	3,000,000	3,000,000	3,161,370
	IPSCO, Inc.	8.750	6/1/13	3,100,000	3,100,000	3,433,250
	Federal National Mortgage Assoc.	5.500	3/1/32	1,100,000	507,117	515,386
	Federal National Mortgage Assoc.	5.500	9/1/33	925,928	526,341	531,998
	Federal National Mortgage Assoc.	5.500	9/1/33	425,677	417,767	422,257
	Federal National Mortgage Assoc.	5.500	2/1/32	397,360	132,255	133,765
	Federal National Mortgage Assoc.	5.500	4/1/29	463,491	107,468	109,090
	Federal National Mortgage Assoc.	5.500	7/1/33	409,601	315,185	318,572
	Federal National Mortgage Assoc.	5.500	8/1/33	411,912	281,148	284,169
	Federal National Mortgage Assoc.	5.500	3/1/33	1,006,453	438,749	443,464
	Federal National Mortgage Assoc.	5.500	7/1/33	872,153	641,341	648,233
	Federal National Mortgage Assoc.	5.500	6/1/33	800,952	531,166	536,874
	Federal National Mortgage Assoc.	5.500	9/1/33	824,340	630,523	637,299
	Federal National Mortgage Assoc.	5.500	8/1/33	692,810	442,766	447,524
	Federal National Mortgage Assoc.	5.500	9/1/33	811,381	638,811	645,676
	Federal National Mortgage Assoc.	5.500	9/1/33	782,237	438,747	443,462
	American Real Estate Partners	8.125	6/1/12	5,860,000	5,860,000	5,918,600
	American Real Estate Partners	7.125	2/15/13	1,480,000	1,480,000	1,450,400
	Graphic Packaging Intl., Inc.	9.500	8/15/13	5,000,000	5,000,000	5,050,000
	Unisys Corp.	6.875	3/15/10	3,000,000	3,000,000	2,865,000
	DR Horton, Inc.	5.875	7/1/13	2,000,000	2,000,000	1,998,790
	Federal National Mortgage Assoc.	5.500	1/25/33	19,000,000	16,255,437	3,000,591
	U.S. Treasury Notes	3.375	12/15/08	17,000,000	17,000,000	16,760,980
	U.S. Treasury Notes	4.250	11/15/13	8,660,000	8,660,000	8,724,950
	U.S. Treasury Notes	3.875	5/15/09	6,000,000	6,000,000	6,009,360
	U.S. Treasury Notes	3.375	9/15/09	3,425,000	3,425,000	3,360,781
	Federal National Mortgage Assoc.	7.250	1/15/10	17,000,000	17,000,000	19,163,590
	JP Morgan HYDI B Trust	6.400	6/20/08	10,000,000	10,000,000	9,876,700
	JP Morgan HYDI B Trust	9.000	6/20/08	400,000	392,593	388,667
	JP Morgan HYDI B Trust	9.000	6/20/08	7,000,000	6,870,370	6,801,667
	General Motors Acceptance Corp.	4.050	1/16/07	1,500,000	1,500,000	1,431,510
	General Motors Acceptance Corp.	4.050	1/16/07	1,500,000	1,500,000	1,431,510
	JC Penney Corp., Inc.	8.000	3/1/10	4,400,000	4,400,000	4,807,000
	MGM Mirage	9.750	6/1/07	4,000,000	4,000,000	4,310,000
	U.S. Treasury Notes	3.750	3/31/07	8,000,000	8,000,000	8,016,240

						140,818,759

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Strategic Bond
Credit Suisse First Boston LLC	Wells Fargo & Co.	3.500%	4/4/08	$2,000,000	$2,000,000	$1,961,760
	Verizon New England, Inc.	6.500	9/15/11	2,000,000	2,000,000	2,161,260
	HSBC Bank USA Global	3.875	9/15/09	1,500,000	1,500,000	1,468,665
	Comcast Cable Communications, Inc.	6.875	6/15/09	1,000,000	1,000,000	1,085,647
	DaimlerChrysler NA	7.300	1/15/12	1,000,000	1,000,000	1,069,370
	Progress Energy, Inc.	6.750	3/1/06	1,000,000	1,000,000	1,023,170
	Progress Energy, Inc.	7.750	3/1/31	1,000,000	1,000,000	1,218,150
	Northrop Grumman Corp.	7.125	2/15/11	500,000	500,000	562,195

						10,550,217

Lehman Brothers	European Investment Bank	4.875	9/6/06	850,000	850,000	863,770
	KFW Intl. Finance, Inc.	5.250	6/28/06	850,000	850,000	865,028
	United Mexican States	8.125	12/30/19	1,000,000	1,000,000	1,170,000
	Wellpoint, Inc.	5.950	12/15/34	900,000	900,000	927,198
	Merck & Co., Inc.	4.375	2/15/13	1,000,000	1,000,000	976,830
	United Technologies Corp.	6.350	3/1/11	1,000,000	1,000,000	1,096,890
	Vodafone Airtouch PLC	7.750	2/15/10	1,000,000	1,000,000	1,138,540
	General Mills, Inc.	5.125	2/15/07	1,000,000	1,000,000	1,016,980
	Wyeth Co.	6.500	2/1/34	1,000,000	1,000,000	1,123,690
	Telecom Italio Capital	4.950	9/30/14	1,000,000	1,000,000	978,370
	First Energy Corp.	7.375	11/15/31	1,075,000	1,075,000	1,266,931
	Lockheed Martin Corp.	8.500	12/1/29	2,000,000	2,000,000	2,777,140
	El Paso Productions Holdings Co.	7.750	6/1/13	1,750,000	1,750,000	1,745,625
	Barclays Bank PLC	8.550	9/29/49	200,000	200,000	237,899
	WRC Media, Inc.	12.750	11/15/09	200,000	200,000	194,000
	Tyco Intl. Group SA	6.375	2/15/06	350,000	350,000	356,468
	Tyco Intl. Group SA	6.375	2/15/06	782,000	782,000	796,451
	General Electric Capital Corp.	3.450	7/16/07	2,000,000	2,000,000	1,974,160
	TIAA Global Markets, Inc.	3.875	1/22/08	1,000,000	1,000,000	996,140
	Bellsouth Corp.	4.200	9/15/09	1,000,000	1,000,000	988,000
	Conoco, Inc.	6.950	4/15/29	200,000	200,000	243,964
	Citigroup, Inc.	5.750	5/10/06	3,000,000	3,000,000	3,055,470
	Bank One Corp.	6.500	2/1/06	300,000	300,000	306,135
	News America, Inc.	6.200	12/15/34	1,000,000	1,000,000	1,019,610
	SBC Communications, Inc.	6.450	6/15/34	1,500,000	1,500,000	1,619,235
	Dominion Resources, Inc.	5.700	9/17/12	1,000,000	1,000,000	1,048,700
	TCI Communications, Inc.	7.875	2/15/26	1,000,000	1,000,000	1,236,540
	Ford Motor Credit Co.	4.710	1/15/10	1,600,000	1,600,000	1,420,032
	U.S. Treasury Notes	4.250	8/15/13	1,000,000	1,000,000	1,007,970
	U.S. Treasury Notes	2.625	11/15/06	933,000	933,000	919,882
	U.S. Treasury Notes	4.750	5/15/14	710,000	710,000	740,289
	U.S. Treasury Notes	2.500	5/31/06	1,010,000	1,010,000	999,900
	U.S. Treasury Bonds	5.375	2/15/31	410,000	410,000	463,300
	Bank One Corp.	6.500	2/1/06	700,000	700,000	714,315
	Conoco, Inc.	6.950	4/15/29	600,000	600,000	731,892

						$37,017,344

          The average daily balance and weighted average interest rate of reverse repurchase agreements during the six months ended April 30, 2005 were as follows:

Trust	Average Daily Balance	Weighted Average Interest Rate

Broad Investment Grade	$15,820,133	2.32%
Core Bond	76,422,947	2.24
Income Opportunity	105,778,814	2.30
Income Trust	196,891,987	2.35
Limited Duration	176,984,531	2.62
Strategic Bond	24,012,161	2.75

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

          For the six months ended April 30, 2005, High Yield borrowed a daily weighted average balance of $19,987,569 at a weighted average interest rate at 1.48%.

Note 5. Commitments

Bridge Debt Commitments: At April 30, 2005, High Yield and Limited Duration had $1,091,873 and $13,971,734, respectively, in commitments outstanding to fund high yield bridge debt. The Trusts are entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Note 6. Distributions to Shareholders

The estimated tax character of distributions paid during the six months ended April 30, 2005, and the tax character of distributions paid during the year ended October 31, 2004, were as follows:

	Six months ended April 30, 2005

Distributions Paid From:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$1,330,692	$—	$—	$1,330,692
Core Bond	14,184,857	—	5,954,938	20,139,795
High Yield	2,265,952	360,233	—	2,626,185
Income Opportunity	15,151,265	—	8,932,515	24,083,780
Income Trust	17,286,889	2,246,409	—	19,533,298
Limited Duration	26,950,563	—	1,634,364	28,584,927
Strategic Bond	4,094,970	1,193,237	—	5,288,207

	Year ended October 31, 2004

Distributions Paid From:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$2,661,384	$—	$—	$2,661,384
Core Bond	29,412,475	—	556,750	29,969,225
High Yield	5,864,606	187,188	—	6,051,794
Income Opportunity	28,937,742	—	—	28,937,742
Income Trust	38,921,208	—	—	38,921,208
Limited Duration	55,077,640	—	—	55,077,640
Strategic Bond	11,337,469	—	—	11,337,469

As of April 30, 2005, the estimated components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Broad Investment Grade	$7,815,996	$—	$61,884
Core Bond	8,011,972	8,707,385	—
High Yield	—	—	—
Income Opportunity	9,870,858	6,268,838	3,031,149
Income Trust	—	—	—
Limited Duration	2,707,080	3,403,848	2,459,541
Strategic Bond	—	—	—

Note 7. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Broad Investment Grade, Income Opportunity and Income Trusts. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At April 30, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were:

Trust	Common Shares Outstanding	Common Shares Owned

Broad Investment Grade	2,957,093	—
Core Bond	27,018,774	—
High Yield	6,407,798	—
Income Opportunity	34,449,693	—
Income Trust	63,886,194	—
Limited Duration	36,768,498	6,021
Strategic Bond	7,054,135	—

          During the six months ended April 30, 2005, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plans of 4,192, 170,726, 41,211, and 5,417, respectively. During the year ended October 31, 2004, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plan of 21,958, 325,777, 21,266 and 13,097, respectively.

Note 8. Dividends

Subsequent to April 30, 2005, the Board of each of the Trusts declared dividends per common share payable May 31, 2005, to shareholders of record on May 16, 2005. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Broad Investment Grade	$0.075000
Core Bond	0.087500
High Yield	0.068333
Income Opportunity	0.070000
Income Trust	0.051042
Limited Duration	0.116700
Strategic Bond	0.115000

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

     After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

     The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2008:

Broad Investment Grade

Elected the Class II Trustees as follows:
Trustee	Votes For	Votes Withheld

Frank J. Fabozzi	2,724,305	110,182
Kathleen F. Feldstein	2,805,454	29,033
Walter F. Mondale	2,798,565	35,922
Ralph L. Schlosstein	2,807,102	27,385

Elected the Class I Trustee as follows:
Trustee	Votes For	Votes Withheld

R. Glenn Hubbard[1]	2,806,685	27,802

Core Bond

Elected the Class I Trustees as follows:
Trustee	Votes For	Votes Withheld

Richard E. Cavanagh	23,643,324	404,054
R. Glenn Hubbard	23,623,775	423,603
James Clayburn La Force, Jr.	23,586,832	460,546

Elected the Class II Trustee as follows:
Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	23,620,007	427,371

High Yield

Elected the Class III Trustees as follows:
Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	6,002,200	134,114
Kent Dixon	6,005,218	131,096
Robert S. Kapito	6,033,610	102,704

Income Opportunity

Elected the Class I Directors as follows:
Director	Votes For	Votes Withheld

Richard E. Cavanagh	30,256,745	1,232,563
R. Glenn Hubbard	30,189,633	1,299,675
James Clayburn La Force, Jr.	30,168,983	1,320,325

Elected the Class II Director as follows:
Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	30,240,041	1,249,267

Income Trust

Elected the Class I Directors as follows:
Director	Votes For	Votes Withheld

Richard E. Cavanagh	57,413,396	884,310
R. Glenn Hubbard	57,414,518	883,188
James Clayburn La Force, Jr.	57,351,067	946,639

Elected the Class II Director as follows:
Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	57,366,673	931,033

Limited Duration

Elected the Class II Trustees as follows:
Trustee	Votes For	Votes Withheld

Frank J. Fabozzi	33,675,201	389,514
Kathleen F. Feldstein	33,659,680	405,035
Walter F. Mondale	33,590,950	473,765
Ralph L. Schlosstein	33,663,141	401,574

Strategic Bond

Elected the Class I Trustees as follows:
Trustee	Votes For	Votes Withheld

Richard E. Cavanagh	5,904,793	69,039
R. Glenn Hubbard	5,905,293	68,539
James Clayburn La Force, Jr.	5,896,023	77,809

Elected the Class II Trustee as follows:
Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	5,905,293	68,539

[1]	Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the class of Directors/Trustees to which they were elected, if such class was not standing for election at the May 26, 2005 annual shareholders meeting.

     The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its respective Board to 11:

	Votes For	Votes Against	Votes Withheld

Core Bond	23,442,122	419,368	185,888
Limited Duration	33,074,495	646,876	343,344
Strategic Bond	5,800,367	93,187	80,278

     The following Trust had an additional proposal (Proposal #2B) to amend its respective Declaration of Trust in order to reduce the maximum number of permitted Trustees allowed on its respective Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

High Yield	6,027,273	64,513	44,528

          There has been no material changes in the Trusts’ investment objective or policies or to their charters or by-laws that have not been approved by shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
Kathleen F. Feldstein[1]	Independent Registered Public Accounting Firm
R. Glenn Hubbard[2]	Deloitte & Touche LLP
Robert S. Kapito	200 Berkeley Street
James Clayburn La Force, Jr.	Boston, MA 02116
Walter F. Mondale
Legal Counsel
Officers	Skadden, Arps, Slate, Meagher & Flom LLP
Robert S. Kapito, President	4 Times Square
Henry Gabbay, Treasurer	New York, NY 10036
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President James Kong, Assistant Treasurer Vincent B. Tritto, Secretary Brian P. Kindelan, Assistant Secretary	Legal Counsel – Independent Trustees Debevoise & Plimpton LLP 919 Third Avenue New York, NY 10022

Investment Advisor

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 (800) 227-7BFM
BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 (800) 227-7BFM
Sub-Advisor[3]
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

[1]

Appointed as a Trustee of Broad Investment Grade, High Yield, Income Opportunity and Income Trust on January 19, 2005. Appointed as an Advisory Board Member of Core Bond, Limited Duration and Strategic Bond on January 19, 2005. Elected by Shareholders on May 26, 2005 as a Trustee of each Trust, except High Yield, for which Ms. Feldstein’s class of directors did not stand for election.

[2]

Appointed as a Trustee of each Trust on November 16, 2004. Elected by Shareholders on May 26, 2005 as a Trustee of each Trust, except High Yield and Limited Duration, for which Mr. Hubbard’s class of directors did not stand for election.

[3]	For Core Bond, Limited Duration and Strategic Bond.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-3

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Broad Investment Grade 2009 Term Trust, Inc.

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 1, 2005

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 1, 2005